	As filed with the Securities and Exchange	Registration No. 333-100209
	Commission on April 21, 2015	Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 24 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Separate Account N of
ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)
20 Washington Avenue South, Minneapolis, Minnesota 55401
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel
ReliaStar Life Insurance Company
One Orange Way, C2N, Windsor, CT 06095-4774
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2015 pursuant to paragraph (b) of Rule 485
	If appropriate	check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Flexible Premium Individual Fixed and Variable Deferred
Annuity Contracts

PART A

ReliaStar Life Insurance Company
and its
Separate Account N

VOYA ADVANTAGETM

Supplement Dated May 1, 2015 to the Contract Prospectus
dated May 1, 2015

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus.

Please read it carefully and keep it with your Contract Prospectus for future reference.

Notice of and Important Information About Upcoming Fund Reorganizations

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the Voya Aggregate Bond Portfolio and the Voya Solution 2015 Portfolio.

The Board of Directors of Voya Partners, Inc. approved a proposal to reorganize the following “Merging Funds”
with and into the following “Surviving Funds.” Subject to shareholder approval for the Voya Aggregate Bond
Portfolio reorganization, it is expected each reorganization will be effective on or about the close of business on
August 14, 2015 (the “Reorganization Date”).

Merging Funds	Surviving Funds
Voya Aggregate Bond Portfolio (Class I)	Voya Intermediate Bond Portfolio (Class I)
Voya Solution 2015 Portfolio (Class I)	Voya Solution Income Portfolio (Class I)

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “Transfers” section of your
Contract Prospectus for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the
Merging Fund will automatically become an investment in the subaccount that invests in the corresponding
Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Funds
will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in the Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. See the “Transfers”
section of your Contract Prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at
Customer Service, P.O. Box 5050, Minot, North Dakota 58702-5050 or by calling us at 1-877-884-5050.

X.100209-15	Page 1 of 2	May 2015

Information about the Surviving Funds. Summary information about the Surviving Funds can be found in
Appendix II of your Contract Prospectus. More detailed information can be found in the current prospectus and
Statement of Additional Information for that fund.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:
Customer Service
P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.100209-15	Page 2 of 2	May 2015

ReliaStar Life Insurance Company Separate Account N Voya AdvantageSM CONTRACT PROSPECTUS – MAY 1, 2015

The Contracts. The contracts described in this prospectus are flexible premium individual fixed and variable AdvantageSM deferred annuity contracts issued by ReliaStar Life Insurance Company (the “Company,” “we,” “us” and “our”). They are issued to you, the contract holder. Two series of contracts are described in this prospectus. Transfer Series Contracts (“Transfer Series”) include individual tax deferred annuities, individual deferred retirement annuities and individual deferred annuities. Flex Series Contracts (“Flex Series”) include flexible premium individual tax deferred annuities, flexible premium individual retirement annuities and flexible premium individual annuities for use with deferred compensation plans established under Section 457 of the Internal Revenue Code of 1986, as amended (“Tax Code”). Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company. This contract is no longer available for new sales. Deposits may continue to be paid to existing contracts.

Why Reading This Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contracts offer variable investment options and three fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account N, a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in “Investment Options” on page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

Fixed Interest Options:

•    Fixed Account A                                        •    Fixed Account B                                        •    Fixed Account C

Except as specifically mentioned, this prospectus describes only the variable investment options offered through Separate Account N. However, we describe the fixed interest options in Appendix I to this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Availability of Features. Not all features are available in all states. The contracts were not available for sale in New York. Transfer Series contracts were not available for sale in the Commonwealth of Massachusetts. Some funds or fixed accounts may be unavailable through certain contracts and plans or in some states.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2015, Statement of Additional Information (“SAI”) without charge by calling us at 1-877-884-5050 or by writing to us at the address listed in “Contract Overview - Questions:  Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC’s Public Reference Branch. Information on the operations of the SEC’s Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, emailing publicinfo@sec.gov or by writing to the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-100209. The SAI table of contents is listed on page 49 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

PRO.100209-15

CONTRACT PROSPECTUS – May 1, 2015 (continued)

The Funds*

American Funds Insurance Series® – Growth Fund (Class 2)

American Funds Insurance Series® – Growth-Income Fund (Class 2)

American Funds Insurance Series® – International Fund (Class 2)

Fidelity® VIP Contrafund® Portfolio
(Initial Class)

Fidelity® VIP Equity-Income Portfolio
(Initial Class)

Fidelity® VIP Index 500 Portfolio
(Initial Class)

Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)

Fidelity® VIP Money Market Portfolio
(Initial Class)

Franklin Small Cap Value VIP Fund (Class 2)

Lord Abbett Series Fund Mid Cap Stock Portfolio (Class VC)

Neuberger Berman AMT Socially Responsive Portfolio® (Class I)

PIMCO Real Return Portfolio (Administrative Class)

Pioneer High Yield VCT Portfolio (Class I)

Voya Aggregate Bond Portfolio (Class I)

Voya Global Value Advantage Portfolio (Class I)

Voya Growth and Income Portfolio (Class I)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio
(Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Intermediate Bond Portfolio
(Class I)

Voya International Index Portfolio (Class S)

Voya Large Cap Growth Portfolio
(Class I)

Voya Large Cap Value Portfolio
(Class I)

Voya Limited Maturity Bond Portfolio
(Class S)

Voya Liquid Assets Portfolio (Class I)

Voya MidCap Opportunities Portfolio
(Class I)

Voya Multi-Manager Large Cap Core Portfolio (Class S)

Voya RussellTM Large Cap Growth Index Portfolio (Class I)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Mid Cap Growth Index Portfolio (Class S)

Voya SmallCap Opportunities Portfolio
(Class I)

Voya Solution 2015 Portfolio (Class I)(1)

Voya Solution 2025 Portfolio (Class I)(1)

Voya Solution 2035 Portfolio (Class I)(1)

Voya Solution 2045 Portfolio (Class I)(1)

Voya Solution Income Portfolio
(Class I)(1)

Voya Strategic Allocation Conservative Portfolio (Class I)(1)

Voya Strategic Allocation Growth Portfolio (Class I)(1)

Voya Strategic Allocation Moderate Portfolio (Class I)(1)

Voya U.S. Stock Index Portfolio
(Class I)

VY® American Century Small-Mid Cap Value Portfolio (Class I)

VY® Baron Growth Portfolio (Class I)

VY® Clarion Global Real Estate Portfolio (Class I)

VY® Columbia Contrarian Core Portfolio (Class I)

VY® FMR® Diversified Mid Cap Portfolio (Class S)(2)

VY® Invesco Comstock Portfolio
(Class I)

VY® Invesco Equity and Income Portfolio (Class I)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Mid Cap Value Portfolio (Class I)(3)

VY® JPMorgan Small Cap Core Equity Portfolio (Class I)

VY® Oppenheimer Global Portfolio (Class I)

VY® Pioneer High Yield Portfolio
(Class I)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Equity Income Portfolio (Class I)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® T. Rowe Price International Stock Portfolio (Class I)

VY® Templeton Foreign Equity Portfolio (Class I)

Wanger Select

Wanger USA

_______________

*   See “APPENDIX II – Fund Descriptions” for further information about the funds. Effective December 19, 2007, Voya Balanced Portfolio was closed to any new investments (including loan repayments) and any transfers from other investment options.  There will be no additional disclosure regarding this fund in this prospectus.

(1)     These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund of Funds” for additional information.

(2)        FMR® is a registered service mark of Fidelity Management & Research Company. Used with permission.

(3)     Effective February 7, 2014, VY® JPMorgan Mid Cap Value Portfolio was closed to any new contract holders. Existing contract holders who have investments in the portfolio and contract holders who had the portfolio available to them prior to the close of business on February 7, 2014 may continue to invest in the portfolio.

PRO.100209-15	2

Table of Contents

Contract Overview	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Design
Who’s Who
The Contracts and Your Retirement Plan
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

Fee Table	6
Condensed Financial Information	8
The Company	8
Purchase and Rights	9
Right to Cancel	10
Investment Options	11
Fees	14
Your Account Value	20
TRANSFERS	21
Withdrawals	25
Systematic Withdrawals	26
Loans	26
Death Benefit	27
Income Phase	29
FEDERAL Tax Considerations	32
Contract Distribution	44
Other Topics	46

Anti-Money Laundering - Performance Reporting - Contract Modifications - Legal Proceedings - Payment Delay or Suspension - Transfers, Assignments or Exchanges of a Contract - Involuntary Terminations - Reports to Owners

Contents of the Statement of Additional Information	49
Appendix I – The Fixed Accounts	50
Appendix II – Fund Descriptions	52
Appendix III – Condensed Financial Information	CFI - 1

PRO.100209-15	3

Contract Overview

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions: Contacting the Company. To answer your questions, contact your sales representative or write or call us at:

Customer Service

P.O. Box 5050

Minot, North Dakota 58702-5050

1-877-884-5050

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

We can only act upon requests that are received in good order.

Contract Design

The contracts described in this prospectus are individual deferred fixed and variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals and provide for a death benefit and guaranteed income options. The term “contract” in this prospectus refers to the Advantage Transfer and Flex Series individual fixed and variable annuity contracts.

Who’s Who

You*: The individual who purchases the contract.

Contract Holder*: The person to whom we issue the contract. Generally, you. The contract holder has all rights under the contract. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights by participants in Tax Code section 403(b) plans may require the consent and approval of your employer and/or plan sponsor or its delegate. See “FEDERAL Tax Considerations – Taxation of Qualified Contracts - Distributions – Eligibility - 403(b) Plans.”

We may also refer to the contract holder as the contract owner.

We, Us or Our (the “Company”): ReliaStar Life Insurance Company. We issue the contract.

For greater detail, please review “Purchase and Rights.”

___________

* Some contracts may be purchased by and issued directly to employers sponsoring certain plans, including 457 and 401 plans. The terms “you,” “contract holder” and “contract owner” apply to these employers, who have all rights under the contracts.

The Contracts and Your Retirement Plan

The contracts were issued on a nonqualified basis (“nonqualified contracts”), or for use with retirement arrangements under Tax Code Sections 403(b), 408, 408(A) or 457 of the Tax Code (“qualified contracts”). We also issued nonqualified contracts for use with retirement arrangements under Tax Code Section 401.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408, 408A or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

PRO.100209-15	4

Contract Facts

Free Look/Right to Cancel.  This feature allowed you to cancel your contract within 10 days (some states require more than 10 days) of receipt. See “Right To Cancel.”

Death Benefit.  Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See “Death Benefit” and “Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees and taxes may apply, and there are restrictions on the amounts available for withdrawal from the fixed account options. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals” and “Appendix I – The Fixed Accounts.”

Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Withdrawals.”

Loans. If allowed by the contract and the plan, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See “Loans.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and “Fees.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

Contract Phases

Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

• Fixed Interest Options; or

• Variable Investment Options. (The variable investment options are the subaccounts of Separate Account N. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

Payments to Your Account
Step 1 ¯
ReliaStar Life Insurance Company
¯	Step 2	¯
Fixed Interest Options	Separate Account N Variable Investment Options
The Subaccounts
	A	B	Etc.
¯ Step 3 ¯
	Mutual Fund A	Mutual Fund B

Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contracts offer three income phase payment options. See “Income Phase.” In general, you may:

•      Receive monthly income phase payments for your life (assuming you are the annuitant);

•      Receive monthly income phase payments for your life, but with payments continuing to your beneficiary for 10 years if you die before the end of the selected period;

•      Receive monthly income phase payments for your life and for the life of another person; or

•      Select income phase payments that are fixed or that vary depending upon the performance of the variable investment options you select.

PRO.100209-15	5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning and withdrawing account value from your contract. See “INCOME PHASE” for fees that may apply after you begin receiving payments under the contract.

In this section:

• Maximum Transaction Expenses;

• Maximum Periodic Fees and Charges;

• Fund Fees and Expenses; and

• Examples

See the “Fees” section for:

• How, When and Why Fees are Deducted;

• Redemption Fees;

• Reduction or Elimination of Certain Fees; and

• Premium and Other Taxes

We may have used the following terms in prior prospectuses:

Deferred Sales Charge - Early Withdrawal Charge

Annual Contract Charge - Annual Maintenance Fee

Contract Year - Account Year

Administrative Charge - Administrative Expense Charge

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Early Withdrawal Charge (as a percentage of amount withdrawn) [1]

Applicable to Transfer Series contracts .......................................... 6%

Applicable to Flex Series contracts ................................................. 8%

Partial Withdrawal Processing Fee [2] ................................................. $25.00

Transfer Charge [3] ................................................................................. $25.00

Loan Processing Fee [4] ......................................................................... $25.00

Loan Interest Rate Spread (per annum) [5] ............................................... 3%

Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Annual Maintenance Fee [6] .................................................... $30.00

Separate Account Annual Expenses
(as a percentage of average account value)

Maximum Mortality and Expense Risk Charge................................ 1.25%

Maximum Administrative Expense Charge ..................................... 0.15%

Maximum Total Separate Account Expenses .................................. 1.40%

______________

1  The early withdrawal charge for the Transfer Series Contracts applies to each purchase payment. The withdrawal charge is 6% in the account year a purchase payment is received by the Company and the account year immediately following. It decreases to 0% beginning the sixth year after a purchase payment was received by the Company. For the Flex Series Contracts, the withdrawal charge is based on account years. It decreases from 8% after the first three account years to 0% after the 10th account year. Under certain situations amounts may be withdrawn free of any withdrawal charge or the withdrawal charge may be reduced or waived. For more information on the withdrawal charge, see “Fees - Partial Withdrawal Processing Fee.”

2   The Company does not currently impose a partial withdrawal processing fee but reserves the right to charge a fee not to exceed the lesser of 2% of the partial withdrawal amount or $25, including partial withdrawals made as part of a systematic withdrawal program, see “Fees - Early Withdrawal Charge.” See also “Systematic Withdrawals.”

3   The Company does not currently impose a charge for transfers between the subaccounts or to or from the fixed interest options. However, we reserve the right to assess a $25 charge on any transfer or to limit the number of transfers including transfers made under the dollar cost averaging program or the asset rebalancing program.

4  This is the maximum fee we would charge. We are not currently charging this fee. See “Loans.”

5  This is the difference between the rate charged and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however, we reserve the right to apply a spread of up to 3% per annum. For example, if the current interest rate charged on a loan is 6%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan interest rate spread is retained by the Company. See “Loans.”

6  We reserve the right to waive the annual maintenance fee under certain circumstances. See “Fees - Annual Maintenance Fee.”

*  State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

PRO.100209-15	6

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees and other expenses)	0.10%	1.51%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include transaction expenses, contract fees, separate account annual expenses, the annual maintenance fee of $30 (converted to a percentage of assets equal to 0.093%) and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples:  The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5.0% return each year and assume the maximum contract fees and expenses and the maximum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Transfer Series contracts	$842	$1,375	$1,756	$3,321	$303	$928	$1,578	$3,321

Applicable to Flex Series contracts	$1,038	$1,597	$2,075	$3,321	$303	$928	$1,578	$3,321

Minimum Fund Fees and Expenses Examples:  The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5.0% return each year and assume the maximum contract fees and expenses and the minimum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Transfer Series contracts	$700	$948	$1,044	$1,893	$162	$503	$867	$1,893

Applicable to Flex Series contracts	$907	$1,200	$1,399	$1,893	$162	$503	$867	$1,893

PRO.100209-15	7

Condensed Financial Information

Understanding Condensed Financial Information. In Appendix III of this prospectus we provide condensed financial information about the Separate Account N subaccounts you may invest in through the contracts. The tables show the year-end unit values of each subaccount for the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the time purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and the statutory basis financial statements and the related notes to financial statements for ReliaStar Life Insurance Company are located in the Statement of Additional Information.

The Company

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged into the Company, and the Company assumed responsibilities for Northern’s obligations under the contracts.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and all states, except New York.

Our Home Office: 20 Washington Avenue South Minneapolis, Minnesota 55401	Our Customer Service: Customer Service P.O. Box 5050 Minot, North Dakota 58702-5050

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”).  For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such

PRO.100209-15	8

products under the Tax Code.  See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

Purchase and Rights

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401, 403(b), 408, 408A or 457 retirement plan), an annuity contract

Valuation Date: Any day that the New York Stock Exchange (“NYSE”) is open for trading.

is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

When considering whether to purchase or participate in the contract, you should consult with a qualified financial representative about your financial goals, investment time horizon and risk tolerance.

How to Purchase. This contract is no longer available for new sales. Deposits may continue to be paid to existing contracts.

Your Rights Under the Contract. The contract holder generally has all contract rights and may make all elections under the contract. However, under 403(b) plans, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of your employer and/or plan sponsor or its delegate. See “FEDERAL Tax Considerations – Taxation of Qualified Contracts - Distributions - Eligibility - 403(b) Plans.”

Purchase Payment Methods. For contracts issued in connection with qualified plans, the following purchase payment methods are allowed:

•      Lump-sum;

•      Periodic payments; or

•      Transfer or rollover as permitted by the Tax Code. Currently, the contracts do not allow rollovers from 401(a), 401(k), 403(b) plans or from an IRA into contracts used with 457(b) plans.

For nonqualified contracts, the following purchase payment methods are allowed:

•      Lump-sum;

•      Periodic payments; or

•      Transfer under Tax Code Section 1035.

Under the Transfer Series contract, the minimum subsequent purchase payment may not be less than $5,000. The minimum and subsequent purchase payments under a Flex Series contract may not be less than $200 annually for 403(b) and Roth 403(b) contracts and $50 per payment for all other contracts. The minimum payment to Fixed Account C is $5,000. We reserve the right to reject any purchase payment to an existing account if the purchase payment, together with the account value at the next valuation date, exceeds $1,000,000. Any purchase payment not accepted by the Company will be refunded.

Any reduction of the minimum subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

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Acceptance or Rejection of Your Application. The following information was applicable when the contracts in this prospectus were available for sale. Within two business days of receipt we either accepted or rejected your application. If the application was incomplete, we held any forms and accompanying purchase payment(s) for five business days. We held purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application was rejected, we notified you of the reason(s), returned the application and refunded any purchase payments.

Allocating Purchase Payments to the Investment Options. We allocate your purchase payments among the investment options you select. However, for contracts issued in states that require a refund of all purchase payments made, we credited the initial purchase payment to Fidelity® VIP Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. See “RIGHT TO CANCEL.” Allocations must be in whole percentages, and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review “Investment Options.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in a contract should be discussed with a qualified financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur when, together with a qualified financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•      Long-Term Investment - The contracts described in this prospectus are long-term investments and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grow with the amount of time funds are left in a contract. You should not participate in these contracts if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•      Investment Risk - The value of investment options available under these contracts may fluctuate with the markets and interest rates. You should not participate in these contracts in order to invest in these options if you cannot risk getting back less money than you put in;

•      Features and Fees - The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•      Exchanges - Replacing an existing insurance contract with these contracts may not be beneficial to you. If a contract will be a replacement for another annuity contract you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under these contracts. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to a qualified financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges and may offer different share classes of the funds offered in these contracts that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your sales representative. These other options may not be available under your plan.

Right to Cancel

When and How to Cancel. This feature allowed you to cancel your contract within 10 days of receipt (some states require more than 10 days) by returning it to Customer Service or to your sales representative along with a written notice of cancellation.

Refunds.  We issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation. For all contracts except IRA and Roth IRA contracts, unless your state requires otherwise, your refund equals the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of purchase payments is not required, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. For IRA and Roth IRA contracts, your refund equals all purchase payments made or the contract value, whichever is greater.

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If your state required that we refund all purchase payments made, we allocated the initial purchase payment to the Fidelity® VIP Money Market Portfolio subaccount during the right to cancel period, plus five calendar days.  If you chose to keep the contract, after this period, the purchase payments were allocated among the investment options you selected.

Investment Options

The Transfer Series and Flex Series contracts each offer variable investment options and fixed interest options. When we establish your account(s) (and your accounts may be established at different times), you instruct us to allocate account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in the compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Separate Account N. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Separate Account N

We established Separate Account N (the “separate account”) on October 1, 2002, under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under the insurance laws of the State of Washington. In connection with the merger of Northern and the Company, the separate account was transferred to the Company.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We provide a brief description of each fund in Appendix II. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from Customer Service at the address and phone number listed in “Contract Overview - Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•      Mixed funding - bought for annuities and life insurance; and

•      Shared funding - bought by more than one company.

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Possible Conflicts of Interest.  With respect to insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. Additionally:

•      During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and

•      During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•        Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;

•        Combine two or more subaccounts;

•        Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;

•        Substitute a new fund for a fund in which a subaccount currently invests.  In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.  A substitution may become necessary if, in our judgment:

>     A fund no longer suits the purposes of your contract;

>     There is a change in laws or regulations;

>     There is a change in the fund’s investment objectives or restrictions;

>     The fund is no longer available for investment; or

>     Another reason we deem a substitution is appropriate.

•        Stop selling the contract;

•        Limit or eliminate any voting rights for the separate account; or

•        Make any changes required by the 1940 Act or its rules or regulations.

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We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For a description of the fixed interest options, see “Appendix I.”

Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks; and

•      Be informed. Read this prospectus, the fund prospectuses and Appendix I.

Furthermore, be aware that there may be:

•      Limits on Availability of Options. We may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements. See “INVESTMENT OPTIONS - Right to Change the Separate Account.” We may also discontinue the availability of fixed interest options for new purchase payments and/or transfers. Some subaccounts or fixed interest options may not be available in all contracts or in some states. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced;

•      Limits on How Many Investment Options You May Select. Generally you may select no more than 18 investment options at any one time during the accumulation phase of your account. Each subaccount and each fixed account selected counts towards the 18 investment option limit; and

•      Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

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Fees

The following repeats and adds to information provided in “Fee Table.” Please review both sections for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge.

Amount. A percentage of the purchase payments (for Transfer Series contracts) or account value (for Flex Series contracts) that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Types of Fees

The following types of fees or deductions may affect your account:

• TRANSACTION FEES:

> Early Withdrawal Charge;

> Partial Withdrawal Processing Fee;

> Transfer Charge;

> Loan Processing Fee and Loan Interest Rate Spread; and

> Redemption Fees.

• PERIODIC FEES AND CHARGES:

> Annual Maintenance Fee;

> Mortality and Expense Risk Charges; and

> Administrative Expense Charge.

• FUND FEES AND EXPENSES

• PREMIUM AND OTHER TAXES

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Transfer Series Contracts
Account Year of Withdrawal Minus Account Year of Purchase Payment	Early Withdrawal Charge (as Percentage of Purchase Payments)
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more	6% 6% 5% 5% 4% 2% 0%

Flex Series Contracts
Account Year of Withdrawal	Early Withdrawal Charge (as Percentage of Account Value)
1 2 3 4 5 6 7 8 9 10 11 or more	8% 8% 8% 7% 6% 5% 4% 3% 2% 1% 0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contracts. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges and the administrative charge, to make up the difference.

First In, First Out. For Transfer Series Contracts, the early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

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For example, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 5% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Flex Series Contracts. If a full or partial withdrawal is taken from a Flex Series contract before the 11th completed account year, an early withdrawal charge may apply. The early withdrawal charge may be determined by multiplying the account value subject to the charge by the applicable early withdrawal percentage noted above.

Free Withdrawals. During any 12-month period you may withdraw a portion of your account value without an early withdrawal charge. The 12-month period begins with your first withdrawal. For the first withdrawal, the amount available without an early withdrawal charge will be determined on the date of the requested withdrawal and will be the greater of:

•      10% of the account value less any outstanding loan balance; or

•      For Transfer Series contracts, the purchase payments remaining which are no longer subject to an early withdrawal charge; and for Flex Series contracts, the account value no longer subject to an early withdrawal charge.

If the first withdrawal equals the free withdrawal amount, other withdrawals during the 12-month period will be subject to an early withdrawal charge. If the first withdrawal exceeds the free withdrawal amount, the excess, as well as any other withdrawals requested during the 12-month period, will be subject to an early withdrawal charge.

If the first withdrawal is less than the free withdrawal amount, the unused portion may be applied against three additional withdrawals requested during the 12-month period.

The unused portion of the free withdrawal amount is computed by us on the date of any withdrawal request made after the first withdrawal in the 12-month period and will be based on:

10% x [(Greater of A or B) - C] - D

Where:

A = Account value on the date of the first withdrawal in the 12-month period;

B = Account value on the date of the withdrawal request;

C = Outstanding loan balance on the date of the withdrawal request; and

D = Any prior withdrawals made during the same 12-month period.

Early Withdrawal Charge Waivers Under All Contracts. These waivers apply to all contracts, unless otherwise specified. Please read the following subsection regarding additional waivers available under certain contracts.

This charge is waived for portions of a withdrawal that are:

•      Used to provide income phase payments to you;

•      Paid due to the owner or annuitant’s death during the accumulation phase or, in the case of a nonqualified contract, the annuitant’s death during the accumulation phase; or

•      Paid upon termination of your account by us. See “Other Topics - Involuntary Terminations.”

Early Withdrawal Charge Waivers Under Certain Contracts. These waivers only apply to certain contracts. You should refer to your contract to determine which waivers apply to you.

The charge is waived for portions of a withdrawal from a 403(b) contract that are:

•      Applied to a contract offered by another approved provider under your plan;

•      Withdrawn due to separation from service from your employer; or

•      Withdrawn due to a hardship as defined by the Tax Code.

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We currently provide a reduced early withdrawal charge for purchasers of contracts issued as tax deferred annuities for Tax Code Section 403(b) plans to employees of certain school districts which, in our judgment, have provided cost reduction benefits to us in the distribution of its contracts. For such purchasers, the early withdrawal charge on Flex Series contracts is reduced to 5% in each of the first five account years. The early withdrawal charge on Transfer Series contracts is reduced to 5% in each of the first two account years following receipt of a purchase payment.

Partial Withdrawal Processing Fee

Amount. We do not currently charge a partial withdrawal processing fee, but we reserve the right to charge a fee not to exceed the lesser of 2% of the amount withdrawn or $25.

Purpose: This fee reimburses us for administrative expenses associated with processing partial withdrawals.

Transfer Charge

Amount. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers, including transfers made under the dollar cost averaging program and the asset rebalancing program.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Loan Processing Fee and Loan Interest Rate Spread

For a discussion of the loan processing fee and loan interest rate spread, the fees and costs that may be associated with loans, please see “LOANS – Charges.”

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00.

When/How. Each year during the accumulation phase, we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses related to the contracts, the separate account and the subaccounts.

Waiver. We reserve the right to waive the annual maintenance fee under certain circumstances. For example, we may waive the charge if the account value exceeds $25,000 on the date this fee is to be deducted. For contracts issued as funding vehicles for Tax Code Section 403(b) plans, early withdrawal charges may be waived under certain circumstances. However, we reserve the right to reinstate the fee on contracts qualifying for any waiver.

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Mortality and Expense Risk Charges

Maximum Amount. The amount of these charges, on an annual basis, is equal to 1.25% of the daily value of amounts invested in the subaccounts. We may charge a different fee for different funds (but not beyond the maximum).

When/How. We deduct these charges daily from the subaccounts corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

Purpose. These charges compensate us for the mortality and expense risks we assume under the contract. Namely:

•      Mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract and the funding of the guaranteed death benefit and other payments we make to owners or beneficiaries of the accounts; and

•      Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for these charges is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from these charges.

Administrative Expense Charge

Maximum Amount. The amount of this charge, on an annual basis, is equal to 0.15% of the daily value of amounts invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options.

Purpose. This charge helps defray the cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the annual maintenance fee, the mortality and expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

•      The size and type of group to whom the contract is offered;

•      The type and frequency of administrative and sales services provided;

•      The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or

•      Any other circumstances which reduce distribution or administrative expenses.

The exact amount of contract charges applicable to a particular contract will be stated in that contract. The reduction or elimination of any of these fees will not unfairly discriminate against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “Fees - Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in

PRO.100209-15	17

the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.  Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract.  This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, compensation paid from 12b-1 fees; and

•      Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

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Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from the fund assets and may include:

•      Service fees;

•      For certain share classes, compensation paid from 12b-1 fees; and

•      Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2014 in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

• Fidelity Investments® • American Funds® • PIMCO Funds • Columbia Funds	• Franklin® Templeton® Investments • Pioneer Investments • Neuberger Berman Management, Inc. • Lord Abbett Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2014, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities, because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received or from the account value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

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Your Account Value

During the accumulation phase, your account value at any given time equals:

•      The current dollar value of amounts invested in the subaccounts; plus

•      The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value or “AUV.” The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charges and the administrative expense charge, if any. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV on each valuation date after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount’s units at the preceding valuation; minus

•      A daily deduction for the mortality and expense risk charges, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is $15,000 and you direct us to invest $10,000 in Fund A and $5,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the NYSE are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 1,000 accumulation units of Subaccount A and 250 accumulation units of Subaccount B.

$15,000 Purchase Payment
Step 1 ¯			Step 1: You make an initial purchase payment of $15,000.
ReliaStar Life Insurance Company
Step 2 ¯			Step 2:
Separate Account N

• You direct us to invest $10,000 in Fund A. The purchase payment purchases 1,000 accumulation units of Subaccount A ($10,000 divided by the current $10 AUV); and

• You direct us to invest $5,000 in Fund B. The purchase payment purchases 250 accumulation units of Subaccount B ($5,000 divided by the current $20 AUV).

Subaccount A 1,000 accumulation units	Subaccount B 250 accumulation units	Etc.
¯	Step 3	¯
Mutual Fund A	Mutual Fund B		Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

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Each fund’s subsequent investment performance, expenses and charges and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed after the close of the NYSE on that day. The value of subaccounts may vary day to day.

Transfers

During the accumulation phase, you may transfer amounts among the available subaccounts and from the subaccounts to either Fixed Account A or Fixed Account B. Amounts may be transferred from Fixed Account C to one or more subaccounts only and requires participation in the dollar cost averaging program. Transfers from Fixed Account C to Fixed Account A or Fixed Account B are not allowed. Transfers from Fixed Account A, Fixed Account B, or the subaccounts to Fixed Account C are not allowed.

We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 for each transfer and to limit the number of transfers.

Transfer Requests. Requests may be made in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Section 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12 month period.

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The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending upon, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

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Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contracts. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including, but not limited to, information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at Customer Service or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions:  Security Measures. Telephone transactions may be automatically available to you when you complete the contract application, unless you specifically decline to have such telephone privileges. In some states, you must affirmatively elect to have telephone privileges. The election may be made in the application or by completing a telephone reallocation form. A personal identification number (“PIN”) will be assigned to you when your telephone privileges are established. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a “telephone reallocation” form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently under this program you may elect one of the following transfer options:

Option One:

•      You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the subaccounts or Fixed Account A, to any of the other subaccounts or to Fixed Account A or Fixed Account B or from Fixed Account C to the subaccounts. However, transfers from Fixed Account C to Fixed Account A or Fixed Account B are not allowed. Also, no transfers to Fixed Account C are allowed from any subaccount or any other fixed option.

•      Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis only.

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Option Two:

•      You may direct us to automatically transfer the interest earned on amounts invested in Fixed Account B to any one or more of the subaccounts.

•      Only automatic transfers of 100% of interest earned are allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.

•      To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account B account value becomes less than $5,000.

•      Transfers from Fixed Account B to the subaccounts or to Fixed Account A are allowed subject to certain conditions. See “APPENDIX I.”

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. To obtain an application form or for additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview - Questions:  Contacting the Company.”

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed $25 for each transfer made under this program.

Automatic Reallocation Program (“Asset Rebalancing”). Asset rebalancing allows you to reallocate your account value to match your current investment allocations by reallocating account values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate or to Fixed Account A. Asset rebalancing also allows you to reallocate account values invested in Fixed Account A. We automatically reallocate your account value on each quarterly anniversary of the date we established your account (or any other date as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market.

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You are eligible to participate in this program if your account value is at least $10,000. To apply, you must complete an application that you may obtain by writing to us at the address listed in “Contract Overview - Questions:  Contacting the Company.” You must choose the applicable subaccounts and the percentage of account value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by writing to us at the address listed in “Contract Overview – Questions: Contacting the Company.” Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least $10,000 of account value.

We reserve the right to discontinue, modify or suspend the asset rebalancing program and to charge a processing fee not to exceed $25 for each reallocation between the subaccounts or to or from the unloaned account value of Fixed Account A. The account value in Fixed Account C is not eligible for participation in this program.

Transfers from the Fixed Accounts. For information on transfers from the Fixed Accounts, see “APPENDIX I” and your contract.

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Withdrawals

Subject to any applicable retirement plan or Tax Code restrictions (see “Withdrawal Restrictions” below), you may withdraw all or a portion of your withdrawal value at any time during the accumulation phase. No withdrawals are permitted from Fixed Account C. Contracts issued in connection with qualified retirement plans (other than IRAs and Roth IRAs) generally require that the plan sponsor, or its delegate certify that you are eligible for the distribution.

Steps for Making a Withdrawal. You must select the withdrawal amount:

• Full Withdrawals: You will receive your withdrawal value, reduced by any applicable tax, redemption fees and maintenance fees; or

• Partial Withdrawals: You may request withdrawal of either:

> A gross amount, in which case the applicable early withdrawal charge, redemption fees and taxes will be deducted from the gross amounts requested; or

> A specific amount after deduction of the applicable early withdrawal charge, redemption fees and taxes.

Requests for partial withdrawals are subject to the following conditions:

• The minimum amount of any partial withdrawal must be $1,000;

• The account value may not fall below the greater of $1,000 or any outstanding loan balance divided by 85%;

• We may charge a partial withdrawal processing fee of $25 or, if less, 2% of the amount partially surrendered;

• Unless otherwise agreed to by us, we will withdraw dollars in the same proportion as the values you hold in the investment options in which you have an account value; and

• You must properly complete a disbursement form and deliver it to Customer Service.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:

• Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment or financial hardship of the following:

> Salary reduction contributions made after December 31, 1988; and

> Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

• Early Withdrawal Charge (see “Fees - Early Withdrawal Charge”)

• Annual Maintenance Fee (see “Fees - Annual Maintenance Fee”)

• Partial Withdrawal Processing Fee (see “Fees - Partial Withdrawal Processing Fee”)

• Redemption Fees (see “Fees - Redemption Fees”)

• Tax Penalty (see “FEDERAL Tax Considerations”)

• Tax Withholding (see “FEDERAL Tax Considerations”)

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your registered representative or call us at the number listed in “Contract Overview - Questions: Contacting the Company.”

Withdrawal Value: Your account value less any outstanding loan balance and any applicable early withdrawal charge.

•   Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts - Distributions - Eligibility - 403(b) Plans;”

•    Participants in the Texas Optional Retirement Program may not receive any distribution before retirement, except upon becoming disabled as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law; and

•    401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

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Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation date after we receive a request for withdrawal in good order at Customer Service.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

Systematic Withdrawals

A systematic withdrawal is a series of automatic partial withdrawals from your account based on a payment method you select. You may elect to withdraw a specified dollar amount or a percentage of the account value on a monthly, quarterly, semiannual or annual basis. The amount of each systematic withdrawal must be at least $100.

Systematic Withdrawal Availability. We reserve the right to modify or discontinue offering systematic withdrawals. However, any such modification or discontinuation will not affect any systematic withdrawals already in effect. We may add additional systematic withdrawal options from time to time.

Requesting a Systematic Withdrawal. To request systematic withdrawals and to assess terms and conditions that may apply, contact your sales representative at the number listed in “Contract Overview - Questions: Contacting the Company.”

Terminating Systematic Withdrawals. You may discontinue systematic withdrawals at any time by submitting a written request to Customer Service.

Features of a Systematic Withdrawal

A systematic withdrawal allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Charges. Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2% of each systematic withdrawal payment or $25.

Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 59½ may also be subject to a 10% additional tax. See “FEDERAL Tax Considerations.”

Loans

Loans Available from Certain Qualified Contracts. If allowed by the contracts and the plan for which the contract is issued, a loan may be available from the account value prior to your election of an income phase payment option or the annuitant’s attainment of age 70½. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Tax Code, your plan or due to our administrative practices or those of a third party administrator selected by your plan sponsor. Loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if you have an outstanding loan in default. Loans are not available from nonqualified contracts, IRAs or 457 contracts.

A loan may be requested by properly completing the loan request form and submitting it to Customer Service. Read the terms of the loan agreement before submitting any request. Processing of loan repayments (including pricing of such repayments) may be delayed for administrative reasons, including but not limited to submission of repayment without a proper loan coupon or where the amount of a repayment differs from the amount printed on the loan coupon. We may also refuse to accept certain forms of loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of loan repayments (money orders totaling more than
$5,000, for example). In addition, we may require information as to why a particular form of payment was used

PRO.100209-15	26

(third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your loan repayment. Please contact us at the number or address listed in the “Contract Overview - Questions: Contacting the Company” section for further information.

Charges. Loans are subject to an applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3% per annum.

Death Benefit

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase, a death benefit is payable when the contract holder or, in certain circumstances, the annuitant dies.

Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries and/or contingent beneficiaries. Unless you have instructed us otherwise, if more than one beneficiary has been named, the payment will be paid in equal shares. If you die and no beneficiary or contingent beneficiary exists or if the beneficiary or contingent beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application and may change the designated beneficiary at any time before income phase payments begin by sending us a written request. Upon our receipt of your written request in good order (see “Contract Overview - Questions: Contacting the Company”), we will process the change effective the date it was signed. Any change in beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any beneficiary change.

Death Benefit Amount. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death. The amount payable will be determined as follows:

• If the annuitant dies before the first day of the month after his or her 80th birthday, the death benefit will be the greatest of:

> The account value on the claim date less any outstanding loan balance;

> The sum of all purchase payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan, loans and fees and expenses); or

> The account value on the sixth account anniversary immediately preceding your death (i.e., the account value on the latest of the 6th, 12th, 18th, etc. account anniversary) adjusted for purchase payments made and for amounts deducted (including withdrawals, payments made under an income phase payment plan, loans and fees and expenses) since that anniversary.

• If the annuitant dies after the first day of the month after his or her 80th birthday, the death benefit will be the account value less any outstanding loan balance.

• If the contract holder dies, the death benefit will equal the account value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the claim date.

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

Terms to Understand:

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date;

Annuitant(s): The person(s) on whose life (lives) or life expectancy(ies) the income phase payments are based;

Beneficiary(ies): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract;

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at Customer Service. Please contact Customer Service to learn what information is required for a request for payment of the death benefit to be in good order; and

Contingent Beneficiary: The person(s) or entity(ies) designated to receive death benefit proceeds under the contract if no beneficiary is alive when the death benefit is due.

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Payment of the Death Benefit Before Income Phase Payments Begin

The beneficiary may choose one of the following three methods of payment:

•      Receive a lump-sum payment equal to all or a portion of the account value;

•      Apply some or all of the account value to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary’s life expectancy or any period certain greater than the beneficiary’s life expectancy); or

•      Any other distribution method acceptable to us.

Until a death benefit payment request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “FEDERAL TAX CONSIDERATIONS – Distributions - General.” In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder’s or annuitant’s death or the entire account value must be distributed within five years of the contract holder’s or annuitant’s date of death. For nonqualified contracts an exception to this provision applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract.

Requests for payment of the death benefit in a lump-sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump-sum and the contract will be canceled.

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check.  For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account.  The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account.  The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature.  The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See “FEDERAL Tax Considerations.”

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Income Phase

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. To start receiving income phase payments, you must notify us in writing of all of the following:

• Payment start date;

• Income phase payment option (see the income phase payment options table in this section); and

• Choice of fixed, variable or a combination of both fixed and variable payments.

Your account will continue in the accumulation phase until you properly initiate income phase payments. If you have not selected an income phase payment option or a required minimum distribution payment method (for qualified contracts) before the payment start date, we will apply the fixed account values to provide fixed annuity payments and the subaccount values to provide variable annuity payments, both in the form of a Life Income with Payments Guaranteed for 10 years (120 months), to be automatically effective. You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase payment option is selected it may not be changed.

We may have used the following terms in prior prospectuses:

• Annuity Provisions-Income Phase;

• Annuity Payout Selection-Income Phase Payment Option; and

• Annuity Payout-Income Phase Payment

Also, income phase payments are sometimes referred to as “annuity payments.”

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. The subaccounts available for investment during the income phase may be different than those available for investment during the accumulation phase. For information about the subaccounts available during the income phase, please contact Customer Service. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the SAI. See “Contract Overview - Questions:  Contacting the Company.”

Transfers. After income phase payments begin, you may transfer between subaccounts once per year.

Assumed Net Investment Rate. If you elect variable payments, the assumed net investment rate is 3%. If the investment performance of the subaccounts you selected exceeds 3%, your income phase payments will increase. Conversely, if the investment performance of the subaccounts you selected is less than 3%, your income phase payments will decrease.

Minimum Payment Amounts. The income phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of income phase payments to intervals that will result in payments of at least $100.

If the account value less any outstanding loan balance at the payment start date is less than $5,000, you will receive one lump-sum payment and the contract will be cancelled.

Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, the start date must be the first business day of any calendar month and the earliest start date is the first business day of the first month that is at least 60 days after issue. If you do not select a start date, or for qualified contracts, if you do not elect a required minimum distribution payment method, the start date will be the annuitant’s 85th birthday. The latest start

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date is the annuitant’s 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 95, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For qualified contracts only, income phase payments may not extend beyond:

•      The life of the annuitant;

•      The joint lives of the annuitant and beneficiary;

•      A guaranteed period greater than the annuitant’s life expectancy; or

•      A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See “FEDERAL Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables on the following page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the subaccounts. We are currently deducting this charge.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at Customer Service. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation date after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check.  For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.  See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

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Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a tax and/or legal adviser before electing this option. The same or a different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “FEDERAL Tax Considerations” for additional information.

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

•      Annuitant(s):  The person(s) on whose life expectancy(ies) the income phase payments are based; and

•      Beneficiary(ies):  The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit - None: All payments end upon the annuitant’s death.

Life Income with Payments Guaranteed for 10 Years*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for 10 years (120 months).

Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Life Income-Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Death Benefit - None: All payments end upon the death of both annuitants.

___________

*    Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.

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FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as annuities for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contracts. The U.S. federal income tax treatment of the contracts is complex and sometimes uncertain. You should keep the following in mind when reading this section:

• Your tax position (or the tax position of the designated beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contracts;

• Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contracts described in this prospectus;

• This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

• We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

• No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

In this Section:

• Introduction;

• Taxation of Nonqualified Contracts;

• Taxation of Qualified Contracts;

• Possible Changes in Taxation; and

• Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with non-tax qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Types of Contracts:  Nonqualified or Qualified

The contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified contracts) or on a tax-qualified basis (qualified contracts).

Nonqualified Contracts.  Nonqualified contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your purchase payments to a nonqualified contract, Rather, nonqualified contracts are purchased with after tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts.  Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(b), 408, 408A or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General.  Tax Code Section 72 governs the federal income taxation of annuities in general.  We believe that if you are a natural person (in other words, an individual) you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income phase payments begin.  This assumes that the

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contract will qualify as an annuity contract for federal income tax purposes.  For these purposes, the agreement to assign or pledge any portion of the contract value will be treated as a distribution.  In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•      Diversification.  Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law.  The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested.  If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so;

•      Investor Control.  Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets.  In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.  Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts.  The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account;

•      Required Distributions.  In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death.  The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued.  When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•      Non-Natural Holders of a Non-Qualified Contract.  If the owner of the contract is not a natural person (in other words, is not an individual), a nonqualified contract generally is not treated as an annuity for federal income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income.  Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the purchase payments or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year.  There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before purchasing the contract.  When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and

•      Delayed Income Phase Starting Date.  If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes.  In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General.  When a withdrawal from a nonqualified contract occurs before the contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time.  Investment in the contract is generally equal to the amount of all purchase payments to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

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10% Penalty.  A distribution from a nonqualified contract may be subject to a penalty equal to 10% of the amount treated as income.  In general, however, there is no penalty on distributions:

•      Made on or after the taxpayer reaches age 59½;

•      Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);

•      Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

•      Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•      The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code.  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.  A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges.  Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis.  In such instance, the “investment in the contract” in the old contract will carry over to the new contract.  You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•      First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;

•      Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•      Then, from any remaining “income on the contract;” and

•      Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange.  Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange.  If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty.  We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange.  We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Income Phase Payments.  Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income.  The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start.  Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income.

Annuity contracts that are partially annuitized after December 31, 2010, are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity, provided that annuity payments are made for a period of 10 years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits.  Amounts may be distributed from a contract because of your death or the death of the annuitant.  Generally, such amounts are includible in the income of the recipient as follows:

•      If distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or

•      If distributed under a payment option, they are taxed in the same way as annuity payments.

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Special rules may apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

Different distribution requirements apply if your death occurs:

•      After you begin receiving annuity payments under the contract; or

•      Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death.  For example, if you die on September 1, 2015, your entire balance must be distributed by August 31, 2020.  However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner.  If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

Some contracts offer a death benefit that may exceed the greater of the purchase payments and the contract value.  Certain charges are imposed with respect to these death benefits.  It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers.  A transfer, pledge or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein.  The assignment, pledge or agreement to assign or pledge any portion of the contract value will be treated as a distribution for federal income tax purposes.  Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities.  Under Section 72 of the Tax Code, an immediate annuity means an annuity:

•     That is purchased with a single purchase payment;

•     With annuity payments starting within one year from the date of purchase; and

•     That provides a series of substantially equal periodic payments made annually or more frequently.

While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts.  Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e).  In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding.  We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld.  Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect.  The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages.  In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments.  Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

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Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  In some states, you may elect out of state withholding, even if federal withholding applies.  If you need more information concerning a particular state or any required forms, please contact your sales representative or call us at the number listed in “Contract Overview – Questions: Contacting the Company.”

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•      401(a) and 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;

•      403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;

•      Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. The IRS has not reviewed the contracts, described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRA qualification requirements; and

•      457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

Special Considerations for IRAs.  IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.  Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.  Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA.  Beginning in 2015, you will not be able to roll over any portion of an IRA distribution if you rolled over a distribution during the preceding 1-year period. However, the IRS has provided a transition rule for distributions in 2015. Specifically, a distribution occurring in 2014 that was rolled over is disregarded for this purpose if the 2015 distribution is from an IRA other than the IRA that made or received the 2014 distribution. Please note that this one rollover per year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Sales of the contract for use with IRAs may be subject to special requirements of the IRS.  The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Special Considerations for Roth IRAs.  Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA.  Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA.  Such rollovers and conversions are subject to tax, and other special rules may apply.  Beginning in 2015, you will not be able to roll over any portion of a Roth IRA distribution if you rolled over a

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distribution during the preceding 1-year period. However, the IRS has provided a transition rule for distributions in 2015. Specifically, a distribution occurring in 2014 that was rolled over is disregarded for this purpose if the 2015 distribution is from a Roth IRA other than the Roth IRA that made or received the 2014 distribution. Please note that this one rollover per year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.  Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS.  The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Special Considerations for Section 457 Plans.  Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract, the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract holders, participants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral.  Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

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Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans and programs. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

401(a), 401(k) and 403(b) Plans. The total annual contributions (including pre-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $53,000 (as indexed for 2015). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $18,000 (2015). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable.

457(b) Plans. The total annual contributions (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $18,000 (as indexed for 2015). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), 403(b), or a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Additional special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age.  Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above.  Specifically, a participant may elect to defer the larger of: twice the deferral limit ($36,000); or the basic annual limit plus the amount of the base limit not used in prior year (only allowed if not using age 50 and over catch-up contributions.) For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the gross and taxable portions of all distributions to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that rollover distribution of a pre-tax account into a Roth account is reported as a taxable distribution.

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A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal;

•      Otherwise excludable from income; or

•      Not recognized under applicable regulations as eligible for rollover.

IRAs.  All distributions from an IRA are taxed as received unless either one of the following is true:

•      The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•      You made after-tax contributions to the IRA.  In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax.  The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), or 403(b) plan (collectively, qualified plans), or amounts from a governmental 457(b) plan that are attributable to rollovers from qualified plans, or IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      You have separated from service with the plan sponsor at or after age 55;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•      The distribution paid directly to the government in accordance with an IRS levy;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code.  The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth IRA.  A partial or full distribution of purchase payments to a Roth IRA account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth IRA account is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>     The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>     If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>     The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

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Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:

•     Retirement;

•     Death;

•     Disability;

•     Severance from employment;

•     Attainment of normal retirement age;

•     Attainment of age 62 under a phased retirement provision if available under your plan as described in the    Pension Protection Act of 2006; or

•     Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon:

•     Retirement;

•     Death;

•     Attainment of age 59½;

•     Severance from employment;

•     Disability;

•     Financial hardship; or

•     Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may only occur upon:

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship;

•      Termination of the plan (assets must be distributed within one year); or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

457(b) Plans.  Under 457(b) plans, distributions may not be made available to you earlier than:

•     The calendar year you attain age 70½;

•     When you experience a severance from employment; or

•     When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan sponsored by a tax exempt entity if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

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Lifetime Required Minimum Distributions (401(a), 401(k), 403(b), 457(b) Plans and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

•      Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), 403(b), 457(b) Plans, IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2015, your entire balance must be distributed to the designated beneficiary by December 31, 2020. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

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No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only).  In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date.  The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), 403(b) and 457(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

IRAs and Roth IRAs.  Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-Resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code Section 403(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 403(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan.  The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account.  Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions - Roth IRA” section above.

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In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.  The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period.  This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), 403(b) and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in such contracts to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional.  While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code Sections 72(s) and 401(a)(9) are now available to same-sex spouses, there are still unanswered questions regarding the scope and impact of the Windsor decision at a state tax level.  Consequently, if you are married to a same-sex spouse you should contact a tax and/or legal adviser regarding spousal rights and benefits under the contract described in the Contract Prospectus and your particular tax situation.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

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In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

Contract Distribution

General. The Company’s affiliate, Voya Financial Partners, LLC, serves as the principal underwriter for the contract. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with Voya Financial Partners, LLC for the sale of our variable annuity contracts:

• Voya Financial Advisors, Inc.	• Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment ranges from 0% to a maximum of 6.5% of payments to a contract. Asset-based compensation of up to 1% may also be paid.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Commissions and annual payments, when combined, could exceed 6.5% of total purchase payments. These other promotional incentives or payments may not be offered to all distributors and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected.  Additionally, management personnel of the Company and of its affiliated broker-dealers may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or

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increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of the purchase payments received under the contracts or that may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•      Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•      Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2014, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

• Voya Financial Advisors, Inc.

• GWN Securities, Inc.

• PlanMember Securities Corporation

• Lincoln Investment Planning, Inc.

• LPL Financial Corporation

• CUSO Financial Services, L.P.

• Sunset Financial Services, Inc.

• Royal Alliance Associates, Inc.

• Cetera Financial Group

• Legend Equities Corporation

• Securities America, Inc.

• GLP Investment Services, LLC

• National Planning Corporation

• AXA Advisors, LLC

• OneAmerica Securities, Inc.

• Centaurus Financial, Inc.

• Raymond James Financial, Inc.

• ProEquities, Inc.

• Transamerica Financial Advisors, Inc.

• Parkland Securities, LLC

• Wells Fargo Advisors, LLC

• Ameritas Investment Corp.

• Quest Capital Strategies, Inc.

• SagePoint Financial, Inc.

• S I I Investments Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

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The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Please be aware that:

•      The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•      The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•      At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards.  For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

Other Topics

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier’s checks, bank drafts, bank checks and treasurer’s checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

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We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, a website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC ability to distribute the contract or upon the separate account.

•      Litigation.  Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•      Regulatory Matters.  As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

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Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

•      On any valuation day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;

•      When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

•      During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or other regulatory proceeding.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder or the exchange of a contract may result in certain tax consequences to the contract holder that are not discussed herein. A contract holder contemplating any such transfer, assignment or exchange of a contract should contact a qualified tax adviser with respect to the potential tax effects of such a transaction.

Involuntary Terminations

We reserve the right to terminate a contract if:

•      The entire account value is withdrawn on or before income phase payments begin; or

•      The outstanding loan balance equals or exceeds the account value.

Reports to Owners

At least once in each account year we will mail you, at the last known address of record, a statement of your account value. Written confirmation of every financial transaction made under the contract will be made immediately; however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in “Contract Overview - Questions: Contacting the Company” if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

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Contents of the Statement of Additional Information

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI:

• General Information and History	2
• Separate Account N	2
• Offering and Purchase of Contracts	3
• Income Phase Payments	3
• Sales Material and Advertising	4
• Experts	5
• Financial Statements of Separate Account N	S-1
• Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	C-1

You may request an SAI by calling Customer Service at the number listed in “Contract Overview - Questions:  Contacting the Company” or by returning this request to Customer Service at the address listed in “Contract Overview - Questions:  Contacting the Company.”

Please tear off, complete and return the form below to order a free Statement of Additional Information for the contracts offered under the prospectus.

--------------------------------------------------------------------------------------------------------------------------------------------

Your name

Address

City	State	Zip

Please send me a copy of the Separate Account N Voya AdvantageSM Statement of Additional Information (Form No. SAI.100209-15).

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Appendix I The Fixed Accounts

General Disclosure

•      Fixed Account A, Fixed Account B and Fixed Account C (collectively, the “fixed accounts”) are investment options available during the accumulation phase.

•      Amounts allocated to the fixed accounts are held in the Company’s general account which supports insurance and annuity obligations.

•      All or a portion of your purchase payments may be allocated to the fixed accounts.

•      Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

•      The fixed accounts have not been registered as investment companies under the Investment Company Act of 1940.

•      Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

•      Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.

•      Additional information about the fixed accounts may be found in the contracts.

Interest Rates

•      The fixed accounts have an interest rate that is set periodically by the Company. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment. The minimum guaranteed interest rate is set forth in the contract. Guaranteed interest rates will never be less than the minimum rate specified in the contract. We may credit interest in excess of the guaranteed rate. Amounts applied to the fixed accounts are guaranteed to earn the interest rate in effect at the time money is applied until the end of the calendar year in which it is received, and subsequent interest rates for that amount are credited with excess interest at the rates then in effect for the then current calendar year. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims paying ability.

•      The Company determines excess interest credits, if any, based on a number of factors, including, but not limited to, investment yield rates, taxes, contract persistency, other experience factors and Company profit objectives.  In order to encourage new purchase payments or transfers, the Company may at certain times credit a higher initial interest rate to new purchase payments or transfers than it would otherwise credit based on other factors. As the Company resets interest rates beginning the calendar year after a purchase payment or transfer is received, and annually thereafter, any higher initial interest rate credited may be discontinued at any time. The relatively higher initial interest rates are credited with the expectation that over time the Company will lower interest rates, or not raise them as quickly as it otherwise might, on those same purchase payments or transfers.  Due to all of these factors, the initial interest rate may be higher than, and not representative of, the rates that will be credited in subsequent years for existing purchase payments or transfers.

•      The Company is not aware of any statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company’s exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various contract holders, contract owners and stockholders.

Transfers from the Fixed Accounts. Subject to the conditions applicable to transfers among subaccounts, transfers of unloaned amounts from Fixed Account A may be made to the subaccounts or to Fixed Account B any time during the accumulation phase. During the income phase transfers into or between the fixed accounts are not allowed.

Transfers of amounts in Fixed Account B to the subaccounts or to Fixed Account A are subject to the following conditions:

•      Transfers may only be made within a 30-day period before and after an account anniversary and only one transfer may be made during such period (reallocation period).

•      Your request for transfer must be received by us no more than 30 days before the start of a reallocation period and no later than 10 days before the end of a reallocation period.

•      Transfer amounts may not exceed the greater of 25% of the Fixed Account B account value or $1,000 (if the balance in Fixed Account B after such transfer would be less than $1,000, the entire account value may be transferred).

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•      Transfer amounts may not be less than $250 (if the balance in Fixed Account B is less than $250, the entire account value must be transferred).

Transfers of amounts in Fixed Account C are subject to the following conditions:

•      Transfers must begin within 30 days of deposit and must be in substantially equal payments over a 12-month period. Transfers will occur any time before the 29th day of each month (“reallocation date”). You may instruct us on which day you want the transfer to occur.

•      If additional purchase payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and transfers will be recalculated based on the remaining 12-month period.

•      You may change the subaccount(s) receiving Fixed Account C transfers by written request before the reallocation date. Only one transfer from Fixed Account C shall take place at any one time.

•      If transfers from Fixed Account C are discontinued prior to the end of the 12-month period, the remaining balance of Fixed Account C will be reallocated according to your instructions.

•      Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.

Transfers into Fixed Account C from any subaccount or from any other fixed option are not allowed.

After the start of the income phase, reserves supporting fixed income phase payments cannot be reallocated. We reserve the right to allow transfers from Fixed Account C in excess of the limits described above on a non-discriminatory basis.

Dollar Cost Averaging. Amounts you invest in the fixed accounts may be automatically transferred into the other investment options. Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted. Transfers from Fixed Account B (other than 100% of interest earned) or to Fixed Account C are not allowed. Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis. Interest earned on amounts invested in Fixed Account B may be automatically transferred into the other investment options. See “Transfers - Dollar Cost Averaging Program.”

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Withdrawals will be made on a last-in, first-out basis (i.e., the most recent purchase payment and associated earnings on that purchase payment will be the first to be withdrawn from the contract value, followed by the next most recent purchase payment and associated earnings, and so on).

Loans. Loans are not allowed from Fixed Account C. See “Loans.”

Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to earn a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the fixed accounts will be reduced by any applicable early withdrawal charge and annual maintenance fee. See “Fee Table” and “Fees.”

Guarantee. We guarantee that the fixed account value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum guaranteed rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts less the sum of all annual administrative charges or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

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Appendix II Fund Descriptions

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge by contacting us at the address and telephone number listed in “Contract Overview - Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through the contracts, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds Insurance Series® – Growth Fund Investment Adviser: Capital Research and Management CompanySM	Seeks growth of capital.
American Funds Insurance Series® – Growth-Income Fund Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital and income.
American Funds Insurance Series® – International Fund Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital.
Fidelity® VIP Contrafund® Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Fidelity® VIP Index 500 Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: Geode Capital Management, LLC and FMR Co., Inc.	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Fidelity® VIP Investment Grade Bond Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: Fidelity Investments Money Management, Inc. and other investment advisers	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Money Market Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: Fidelity Investments Money Management, Inc. and other investment advisers	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Advisory Services, LLC	Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization companies.
Lord Abbett Series Fund Mid Cap Stock Portfolio Investment Adviser: Lord, Abbett & Co. LLC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Neuberger Berman AMT Socially Responsive Portfolio® Investment Adviser: Neuberger Berman Management LLC Subadviser: Neuberger Berman LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Pioneer High Yield VCT Portfolio Investment Adviser: Pioneer Investment Management, Inc.	Seeks to maximize total return by investing in below-investment-grade debt securities and preferred securities.
Voya Aggregate Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
Voya Global Value Advantage Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index, while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s MidCap 400 Index, while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index, while maintaining a market level of risk.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Limited Maturity Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Voya Liquid Assets Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Multi-Manager Large Cap Core Portfolio

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution 2015 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2025 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2045 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Voya U.S. Stock Index Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return, consisting of capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Directed Services LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return, consisting of long-term capital appreciation and current income.

VY® FMR® Diversified Mid Cap Portfolio*

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

*FMR® is a registered service mark of Fidelity Management & Research Company. Used with permission.

Seeks long-term growth of capital.
VY® Invesco Comstock Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
VY® Oppenheimer Global Portfolio Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Templeton Foreign Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

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APPENDIX III
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2014, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account N available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2014 the "Value at beginning of period" shown is the value at first date of investment. Portfolio name changes after December 31, 2014 are not reflected in the following information.

(Selected data for accumulation units outstanding throughout each period, reflecting total daily separate account charges of 1.40%)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUND (CLASS 2)
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.96	$10.11	$8.69	$9.21	$7.87	$5.72	$10.36	$10.02
Value at end of period	$13.87	$12.96	$10.11	$8.69	$9.21	$7.87	$5.72	$10.36
Number of accumulation units outstanding at end of period	1,053,091	1,075,152	1,054,796	1,019,402	905,563	826,066	517,348	210,863
AMERICAN FUNDS INSURANCE SERIES® - GROWTH-INCOME FUND
(CLASS 2)
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.61	$9.58	$8.27	$8.54	$7.77	$6.01	$9.80	$10.15
Value at end of period	$13.76	$12.61	$9.58	$8.27	$8.54	$7.77	$6.01	$9.80
Number of accumulation units outstanding at end of period	760,043	764,328	767,003	764,356	676,481	569,995	344,738	167,550
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUND
(CLASS 2)
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.95	$9.13	$7.85	$9.25	$8.75	$6.20	$10.87	$9.99
Value at end of period	$10.51	$10.95	$9.13	$7.85	$9.25	$8.75	$6.20	$10.87
Number of accumulation units outstanding at end of period	762,811	759,377	767,594	757,929	678,993	535,847	343,909	163,636
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.87	$34.66	$30.19	$31.41	$27.17	$20.31	$35.82	$30.89	$28.04	$24.32
Value at end of period	$49.53	$44.87	$34.66	$30.19	$31.41	$27.17	$20.31	$35.82	$30.89	$28.04
Number of accumulation units outstanding at end of period	1,622,579	1,741,259	1,891,430	2,069,904	2,257,366	2,475,885	2,592,576	2,940,749	3,421,204	3,608,230
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.36	$24.02	$20.77	$20.86	$18.37	$14.31	$25.30	$25.27	$21.32	$20.42
Value at end of period	$32.54	$30.36	$24.02	$20.77	$20.86	$18.37	$14.31	$25.30	$25.27	$21.32
Number of accumulation units outstanding at end of period	1,016,164	1,101,639	1,209,486	1,342,996	1,514,892	1,693,030	1,798,746	2,150,244	2,564,189	3,055,591
FIDELITY® VIP INDEX 500 PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.51	$25.70	$22.48	$22.34	$19.70	$15.78	$25.40	$24.43	$21.41	$20.71
Value at end of period	$37.53	$33.51	$25.70	$22.48	$22.34	$19.70	$15.78	$25.40	$24.43	$21.41
Number of accumulation units outstanding at end of period	2,393,493	2,593,195	2,803,115	3,056,895	3,358,392	3,659,045	3,875,153	4,462,892	5,170,714	5,734,832
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.66	$18.23	$17.46	$16.49	$15.52	$13.60	$14.25	$13.85	$13.46	$13.36
Value at end of period	$18.43	$17.66	$18.23	$17.46	$16.49	$15.52	$13.60	$14.25	$13.85	$13.46
Number of accumulation units outstanding at end of period	712,697	774,940	869,327	881,448	972,798	1,029,633	1,125,040	1,348,755	1,602,378	1,791,726
FIDELITY® VIP MONEY MARKET PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$13.19	$13.37	$13.54	$13.72	$13.88	$13.97	$13.75	$13.26	$12.82	$12.62
Value at end of period	$13.01	$13.19	$13.37	$13.54	$13.72	$13.88	$13.97	$13.75	$13.26	$12.82
Number of accumulation units outstanding at end of period	496,808	600,247	674,159	668,659	693,988	816,911	986,027	867,300	889,566	1,016,753

CFI 1

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.29	$14.36	$12.30	$12.96	$10.25	$8.05	$12.18	$12.66	$10.97	$9.89
Value at end of period	$19.13	$19.29	$14.36	$12.30	$12.96	$10.25	$8.05	$12.18	$12.66	$10.97
Number of accumulation units outstanding at end of period	259,464	269,522	230,923	228,859	219,143	202,990	162,970	137,667	98,655	23,199
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.19	$11.82	$10.46	$11.05	$8.94	$7.16	$11.97	$12.07	$10.91	$9.91
Value at end of period	$16.70	$15.19	$11.82	$10.46	$11.05	$8.94	$7.16	$11.97	$12.07	$10.91
Number of accumulation units outstanding at end of period	136,339	135,885	138,791	138,883	128,010	128,416	107,582	108,204	97,995	41,121
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO®
(CLASS I)
Value at beginning of period	$21.80	$16.06	$14.68	$15.36	$12.68	$9.78	$16.38	$15.44	$13.77	$13.07
Value at end of period	$23.73	$21.80	$16.06	$14.68	$15.36	$12.68	$9.78	$16.38	$15.44	$13.77
Number of accumulation units outstanding at end of period	208,726	214,146	224,259	223,835	221,111	234,267	215,343	236,346	221,220	236,178
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.17	$15.83	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77
Value at end of period	$14.40	$14.17	$15.83	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84
Number of accumulation units outstanding at end of period	1,156,021	922,577	1,022,967	702,927	575,708	473,667	396,287	162,380	142,143	169,681
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.17	$15.54	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64
Value at end of period	$16.95	$17.17	$15.54	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69
Number of accumulation units outstanding at end of period	188,115	175,851	158,788	131,971	130,563	135,789	93,394	112,266	118,101	91,765
VOYA AGGREGATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.80	$15.26	$14.30	$14.02	$13.18	$11.84	$12.00	$11.10	$10.80	$10.70
Value at end of period	$15.38	$14.80	$15.26	$14.30	$14.02	$13.18	$11.84	$12.00	$11.10	$10.80
Number of accumulation units outstanding at end of period	1,001,451	1,047,553	1,061,775	957,392	876,361	675,330	486,974	284,629	314,916	289,177
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.14	$12.29	$10.96	$11.27	$10.01	$8.52	$12.01	$11.54	$10.64	$10.63
Value at end of period	$14.81	$14.14	$12.29	$10.96	$11.27	$10.01	$8.52	$12.01	$11.54	$10.64
Number of accumulation units outstanding at end of period	39,446	41,243	42,864	52,495	64,399	71,405	83,618	111,617	137,182	3,005
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.94	$11.55	$12.06	$13.46	$11.22	$8.28	$14.23	$10.25
Value at end of period	$11.26	$12.94	$11.55	$12.06	$13.46	$11.22	$8.28	$14.23
Number of accumulation units outstanding at end of period	617,895	643,760	661,624	704,558	677,806	687,784	651,713	659,309
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.55	$12.85	$11.25	$11.44	$10.17	$7.92	$12.87	$12.16
Value at end of period	$18.07	$16.55	$12.85	$11.25	$11.44	$10.17	$7.92	$12.87
Number of accumulation units outstanding at end of period	363,242	386,847	181,444	187,184	193,066	156,587	133,553	163,541
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.12	$15.35	$13.60	$13.80	$12.28	$10.11	$16.33	$15.77	$13.96	$13.43
Value at end of period	$22.59	$20.12	$15.35	$13.60	$13.80	$12.28	$10.11	$16.33	$15.77	$13.96
Number of accumulation units outstanding at end of period	173,233	176,181	190,048	192,015	202,833	232,995	269,664	265,739	296,022	130,910
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.55	$20.01	$17.24	$17.69	$14.71	$11.33	$18.40	$17.69	$16.39	$14.95
Value at end of period	$28.69	$26.55	$20.01	$17.24	$17.69	$14.71	$11.33	$18.40	$17.69	$16.39
Number of accumulation units outstanding at end of period	267,415	284,766	310,132	330,868	369,152	409,527	405,989	489,583	585,359	494,201
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.29	$18.68	$16.86	$17.22	$14.22	$11.55	$17.63	$19.07	$16.99	$16.01
Value at end of period	$27.33	$26.29	$18.68	$16.86	$17.22	$14.22	$11.55	$17.63	$19.07	$16.99
Number of accumulation units outstanding at end of period	191,645	194,273	194,457	202,410	223,528	234,101	237,587	335,385	441,518	359,202

CFI 2

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.18	$13.38	$12.41	$11.70	$10.80	$9.82	$10.88	$10.41	$10.14	$10.06
Value at end of period	$13.86	$13.18	$13.38	$12.41	$11.70	$10.80	$9.82	$10.88	$10.41	$10.14
Number of accumulation units outstanding at end of period	300,647	294,043	286,248	241,571	219,268	210,122	214,110	131,885	73,223	2,362
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.97	$11.60	$9.93	$11.50	$10.83	$10.00
Value at end of period	$12.93	$13.97	$11.60	$9.93	$11.50	$10.83
Number of accumulation units outstanding at end of period	75,952	73,391	4,002	3,594	4,507	3,975
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$24.51	$20.51	$17.44	$20.80	$20.58	$16.41	$29.07	$25.99	$20.36	$18.87
Value at end of period	$22.98	$24.51	$20.51	$17.44	$20.80	$20.58	$16.41	$29.07	$25.99	$20.36
Number of accumulation units outstanding at end of period	405,792	449,783	490,370	540,344	619,934	714,966	763,016	913,831	1,080,508	1,315,804
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.88	$11.53	$9.90	$9.92
Value at end of period	$16.67	$14.88	$11.53	$9.90
Number of accumulation units outstanding at end of period	2,195,345	1,305,467	1,401,653	1,534,093
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.38	$9.59	$8.48	$8.31	$7.06	$6.35	$9.22	$9.95
Value at end of period	$13.44	$12.38	$9.59	$8.48	$8.31	$7.06	$6.35	$9.22
Number of accumulation units outstanding at end of period	255,899	277,618	291,099	286,967	215,380	208,200	199,359	231,438
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.22	$11.30	$11.29	$11.32	$11.13	$10.53	$10.71	$10.27	$10.03	$10.01
Value at end of period	$11.14	$11.22	$11.30	$11.29	$11.32	$11.13	$10.53	$10.71	$10.27	$10.03
Number of accumulation units outstanding at end of period	554,405	585,472	589,007	594,702	668,504	731,503	780,239	817,806	977,628	5,825
VOYA LIQUID ASSETS PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.35	$10.49	$10.63	$10.78	$10.92	$11.02	$10.88	$10.49	$10.13	$10.01
Value at end of period	$10.21	$10.35	$10.49	$10.63	$10.78	$10.92	$11.02	$10.88	$10.49	$10.13
Number of accumulation units outstanding at end of period	136,896	144,016	171,824	165,158	139,602	147,841	141,714	140,303	11,399	142,410
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$14.63	$11.24	$9.99	$10.18	$7.92	$5.68	$9.23	$7.44	$7.00	$6.44
Value at end of period	$15.71	$14.63	$11.24	$9.99	$10.18	$7.92	$5.68	$9.23	$7.44	$7.00
Number of accumulation units outstanding at end of period	2,013,889	2,199,432	2,259,932	2,469,710	2,693,044	2,988,972	3,163,299	3,648,781	4,535,993	5,263,838
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.51	$12.07	$11.10	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98	$10.72
Value at end of period	$17.59	$15.51	$12.07	$11.10	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	38,718	30,210	26,781	26,578	23,968	19,694	16,081	9,115	4,539	17
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.72	$15.15	$13.42	$13.06	$11.74	$10.11
Value at end of period	$21.99	$19.72	$15.15	$13.42	$13.06	$11.74
Number of accumulation units outstanding at end of period	2,040,061	2,234,001	2,479,163	2,707,204	3,048,629	3,365,218
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.52	$14.99	$13.15	$13.00	$11.75	$10.00
Value at end of period	$21.73	$19.52	$14.99	$13.15	$13.00	$11.75
Number of accumulation units outstanding at end of period	403,092	444,148	495,446	548,635	637,551	727,251

CFI 3

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.77	$15.61	$13.71	$14.21	$11.45	$10.02
Value at end of period	$22.75	$20.77	$15.61	$13.71	$14.21	$11.45
Number of accumulation units outstanding at end of period	71,314	70,357	60,255	62,993	58,055	47,263
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$45.94	$33.50	$29.50	$29.66	$22.73	$17.59	$27.22	$25.08	$22.60	$21.00
Value at end of period	$47.85	$45.94	$33.50	$29.50	$29.66	$22.73	$17.59	$27.22	$25.08	$22.60
Number of accumulation units outstanding at end of period	362,021	404,601	432,742	469,305	513,352	551,678	587,177	674,104	791,379	926,946
VOYA SOLUTION 2015 PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.33	$10.50	$9.53	$9.71	$8.83	$7.30	$10.10	$10.04
Value at end of period	$11.84	$11.33	$10.50	$9.53	$9.71	$8.83	$7.30	$10.10
Number of accumulation units outstanding at end of period	379,374	399,340	383,876	309,342	257,335	172,052	68,575	1,949
VOYA SOLUTION 2025 PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.43	$9.95	$8.86	$9.26	$8.23	$6.61	$10.12
Value at end of period	$11.93	$11.43	$9.95	$8.86	$9.26	$8.23	$6.61
Number of accumulation units outstanding at end of period	502,490	520,779	466,624	450,514	385,323	296,212	97,663
VOYA SOLUTION 2035 PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.58	$9.73	$8.55	$9.07	$8.02	$6.32	$10.15
Value at end of period	$12.10	$11.58	$9.73	$8.55	$9.07	$8.02	$6.32
Number of accumulation units outstanding at end of period	424,257	363,325	329,327	278,356	204,683	122,130	37,141
VOYA SOLUTION 2045 PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.52	$9.44	$8.27	$8.83	$7.75	$6.04	$10.16	$10.04
Value at end of period	$12.08	$11.52	$9.44	$8.27	$8.83	$7.75	$6.04	$10.16
Number of accumulation units outstanding at end of period	244,477	222,995	206,259	166,983	128,047	70,330	19,295	149
VOYA SOLUTION INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.86	$11.21	$10.33	$10.41	$9.61	$8.29	$10.06
Value at end of period	$12.40	$11.86	$11.21	$10.33	$10.41	$9.61	$8.29
Number of accumulation units outstanding at end of period	203,186	220,343	259,677	282,986	298,201	308,432	311,605
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$16.10	$14.56	$13.15	$13.10	$11.96	$10.29	$13.65	$13.08	$12.24	$11.96
Value at end of period	$16.92	$16.10	$14.56	$13.15	$13.10	$11.96	$10.29	$13.65	$13.08	$12.24
Number of accumulation units outstanding at end of period	436,614	385,002	320,059	306,713	284,524	308,081	185,764	116,489	63,297	32,695
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$18.57	$15.39	$13.57	$14.17	$12.71	$10.29	$16.33	$15.76	$14.12	$13.48
Value at end of period	$19.51	$18.57	$15.39	$13.57	$14.17	$12.71	$10.29	$16.33	$15.76	$14.12
Number of accumulation units outstanding at end of period	456,925	470,099	446,706	433,884	382,126	343,272	215,623	153,793	85,076	51,527
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.29	$15.04	$13.43	$13.70	$12.40	$10.32	$15.05	$14.47	$13.20	$12.79
Value at end of period	$18.19	$17.29	$15.04	$13.43	$13.70	$12.40	$10.32	$15.05	$14.47	$13.20
Number of accumulation units outstanding at end of period	833,597	827,420	760,711	680,704	603,890	521,133	310,842	200,615	124,545	94,672
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2005)
Value at beginning of period	$16.11	$12.38	$10.84	$10.80	$9.54	$7.67	$12.36	$11.91	$10.46	$10.01
Value at end of period	$18.01	$16.11	$12.38	$10.84	$10.80	$9.54	$7.67	$12.36	$11.91	$10.46
Number of accumulation units outstanding at end of period	81,938	67,358	66,774	60,635	47,542	40,712	22,948	16,018	20,317	2,320

CFI 4

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS I)
Value at beginning of period	$31.48	$24.22	$21.07	$22.02	$18.25	$13.60	$18.74	$19.53	$17.11	$16.04
Value at end of period	$35.00	$31.48	$24.22	$21.07	$22.02	$18.25	$13.60	$18.74	$19.53	$17.11
Number of accumulation units outstanding at end of period	94,395	94,409	91,629	90,789	88,926	86,370	74,979	69,967	87,319	86,051
VY® BARON GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$33.77	$24.59	$20.79	$20.58	$16.46	$12.32	$21.21	$20.23	$17.75	$16.73
Value at end of period	$34.81	$33.77	$24.59	$20.79	$20.58	$16.46	$12.32	$21.21	$20.23	$17.75
Number of accumulation units outstanding at end of period	188,171	188,868	187,379	196,822	190,330	189,950	158,468	152,699	145,532	1,110,338
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.92	$11.63	$9.36	$10.00	$8.72	$6.61	$9.62
Value at end of period	$13.41	$11.92	$11.63	$9.36	$10.00	$8.72	$6.61
Number of accumulation units outstanding at end of period	399,131	414,267	402,324	384,921	393,259	377,442	343,560
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during Jul 2005)
Value at beginning of period	$15.47	$11.60	$10.45	$11.10	$10.02	$7.70	$12.82	$12.45	$11.05	$10.95
Value at end of period	$17.25	$15.47	$11.60	$10.45	$11.10	$10.02	$7.70	$12.82	$12.45	$11.05
Number of accumulation units outstanding at end of period	117,198	119,350	117,006	112,727	109,588	92,704	57,485	46,623	33,120	3,065
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.80	$15.50	$13.72	$15.62	$12.34	$8.99	$14.98	$13.27	$12.03	$11.07
Value at end of period	$21.74	$20.80	$15.50	$13.72	$15.62	$12.34	$8.99	$14.98	$13.27	$12.03
Number of accumulation units outstanding at end of period	116,157	129,495	136,753	143,422	132,960	109,789	89,661	76,145	52,422	2,689
VY® INVESCO COMSTOCK PORTFOLIO (CLASS I)
Value at beginning of period	$22.90	$17.14	$14.63	$15.11	$13.28	$10.45	$16.65	$17.24	$15.04	$14.70
Value at end of period	$24.70	$22.90	$17.14	$14.63	$15.11	$13.28	$10.45	$16.65	$17.24	$15.04
Number of accumulation units outstanding at end of period	294,400	319,027	294,181	331,534	324,999	328,622	302,362	308,362	332,436	291,793
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.72	$13.57	$12.20	$12.51	$11.29	$9.33	$12.35	$12.10	$10.89	$10.16
Value at end of period	$17.96	$16.72	$13.57	$12.20	$12.51	$11.29	$9.33	$12.35	$12.10	$10.89
Number of accumulation units outstanding at end of period	894,784	634,926	672,552	725,696	780,350	866,028	928,685	1,088,177	1,316,257	28,744
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.79	$12.71	$11.25	$11.67	$10.52	$8.60	$12.87	$12.73	$11.13	$10.19
Value at end of period	$18.23	$16.79	$12.71	$11.25	$11.67	$10.52	$8.60	$12.87	$12.73	$11.13
Number of accumulation units outstanding at end of period	636,410	677,413	710,744	764,219	829,553	894,368	947,989	1,260,077	1,647,437	12,931
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$21.24	$22.85	$19.45	$24.14	$20.35	$12.03	$25.03	$18.33	$13.69	$10.05
Value at end of period	$21.13	$21.24	$22.85	$19.45	$24.14	$20.35	$12.03	$25.03	$18.33	$13.69
Number of accumulation units outstanding at end of period	417,758	428,479	438,926	460,984	460,503	410,651	309,786	373,958	283,868	127,852
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$29.79	$22.90	$19.30	$19.18	$15.77	$12.71	$19.19	$18.97	$16.46	$15.36
Value at end of period	$33.86	$29.79	$22.90	$19.30	$19.18	$15.77	$12.71	$19.19	$18.97	$16.46
Number of accumulation units outstanding at end of period	265,665	294,027	293,451	308,185	307,214	328,467	300,528	326,079	317,559	312,966
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.12	$16.09	$13.72	$14.06	$11.22	$8.93	$12.87	$13.26	$11.50	$10.25
Value at end of period	$23.69	$22.12	$16.09	$13.72	$14.06	$11.22	$8.93	$12.87	$13.26	$11.50
Number of accumulation units outstanding at end of period	1,085,731	1,198,886	1,297,351	1,442,182	1,588,670	1,786,754	1,955,018	2,329,522	2,879,062	6,712

CFI 5

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$25.92	$20.67	$17.23	$19.02	$16.62	$12.07	$20.51	$19.52	$16.78	$14.98
Value at end of period	$26.15	$25.92	$20.67	$17.23	$19.02	$16.62	$12.07	$20.51	$19.52	$16.78
Number of accumulation units outstanding at end of period	1,534,591	1,639,001	1,773,784	1,963,707	2,160,953	2,368,360	2,476,984	2,819,614	3,211,990	3,170,562
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2006)
Value at beginning of period	$18.50	$16.70	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56	$10.04
Value at end of period	$18.31	$18.50	$16.70	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	403,213	395,308	390,944	386,700	406,651	533,661	414,117	78,010	19,571
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.68	$15.50	$13.73	$13.53	$12.04	$9.16	$12.82	$12.45	$11.01	$10.12
Value at end of period	$20.66	$18.68	$15.50	$13.73	$13.53	$12.04	$9.16	$12.82	$12.45	$11.01
Number of accumulation units outstanding at end of period	1,999,215	1,916,150	1,498,629	1,307,712	1,137,940	1,062,551	886,173	770,274	533,084	198,482
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.87	$14.90	$13.02	$13.71	$10.82	$7.49	$13.36	$11.95	$11.11	$9.51
Value at end of period	$21.91	$19.87	$14.90	$13.02	$13.71	$10.82	$7.49	$13.36	$11.95	$11.11
Number of accumulation units outstanding at end of period	2,421,387	2,668,980	2,920,278	3,227,458	3,557,873	3,947,134	4,140,802	4,684,740	5,458,320	3,048,458
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.83	$15.47	$13.36	$13.63	$12.00	$9.97
Value at end of period	$21.08	$19.83	$15.47	$13.36	$13.63	$12.00
Number of accumulation units outstanding at end of period	369,247	378,413	375,450	379,946	370,255	362,500
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$25.53	$18.59	$15.86	$16.25	$14.10	$10.01	$17.56	$16.20	$14.50	$13.85
Value at end of period	$27.36	$25.53	$18.59	$15.86	$16.25	$14.10	$10.01	$17.56	$16.20	$14.50
Number of accumulation units outstanding at end of period	238,531	226,939	227,193	229,138	243,982	226,507	198,594	205,607	194,623	171,611
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.96	$14.13	$12.04	$13.88	$12.35	$9.08	$18.17	$15.24	$12.44	$10.08
Value at end of period	$15.61	$15.96	$14.13	$12.04	$13.88	$12.35	$9.08	$18.17	$15.24	$12.44
Number of accumulation units outstanding at end of period	866,725	954,148	1,022,639	1,118,773	1,231,740	1,371,628	1,439,000	1,674,860	1,983,457	12,685
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.54	$8.89	$7.58	$8.73	$8.14	$6.24	$10.14
Value at end of period	$9.71	$10.54	$8.89	$7.58	$8.73	$8.14	$6.24
Number of accumulation units outstanding at end of period	618,426	626,182	610,659	174,957	145,120	104,876	62,230
WANGER SELECT
Value at beginning of period	$20.44	$15.40	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40
Value at end of period	$20.79	$20.44	$15.40	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42
Number of accumulation units outstanding at end of period	181,957	198,348	214,471	245,237	253,964	244,383	215,615	231,178	180,124	108,821
WANGER USA
Value at beginning of period	$21.13	$16.02	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56
Value at end of period	$21.84	$21.13	$16.02	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68
Number of accumulation units outstanding at end of period	165,697	183,797	181,229	194,719	179,323	171,364	141,105	133,871	130,486	103,548

CFI 6

PART B

RELIASTAR LIFE

VOYA ADVANTAGESM

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

ISSUED BY SEPARATE ACCOUNT N

AND

RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2015

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated May 1, 2015, relating to the individual fixed and variable deferred annuity contracts issued by Separate Account N and ReliaStar Life Insurance Company. A copy of the prospectus may be obtained by contacting Customer Service at P.O. Box 5050, Minot, North Dakota 58702-5050, 1-877-884-5050 or Voya Financial Partners, LLC, at One Orange Way, Windsor, Connecticut 06095-4774.

Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

		Page

General Information and History		2
Separate Account N		2
Offering and Purchase of Contracts		3
Income Phase Payments		3
Sales Material and Advertising		4
Experts		5
Financial Statements of Separate Account N	S	-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	C	-1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged into the Company, and the Company assumed responsibilities for Northern’s obligations under the contracts.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

SEPARATE ACCOUNT N

We established Separate Account N (the “separate account”) on October 1, 2002, under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under the insurance laws of the State of Washington. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the Company. The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available fixed account (Fixed Account A, Fixed Account B and/or Fixed Account C). Amounts allocated to a fixed account are held in the Company’s general account.

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

Effective January 1, 2004, the contracts are distributed by Voya Financial Partners, LLC, the principal underwriter for the contracts and an affiliate of the Company. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority, and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc., an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of Voya Financial Partners, LLC or of other broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “PURCHASE AND RIGHTS” and “YOUR ACCOUNT VALUE.”

Compensation paid to the principal underwriter Voya Financial Partners, LLC for the years ending December 31, 2014, 2013 and 2012 amounted to $6,052,710.51, $6,384,887.27 and $8,924,610.47, respectively, in connection with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected 3.0% per annum.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, than the payouts will decrease.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “YOUR ACCOUNT VALUE” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a seven day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.0% per annum.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

3

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the seventh valuation preceding the due date of the second monthly income phase payment, dividing this factor by 1.0024331 = 1.0000810 ^ 30 (to take into account 30 days of the assumed net investment rate of 3.0% per annum built into the number of annuity units determined above) produces a result of 1.000839. This is then multiplied by the annuity unit value for the prior valuation ($13.400000 from above) to produce an annuity unit value of $13.411237 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.411237, which produces a payment of $273.78.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

4

EXPERTS

The statements of assets and liabilities of Separate Account N as of December 31, 2014, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of the Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA

30308.

5

FINANCIAL STATEMENTS
ReliaStar Life Insurance Company
Separate Account N
Year Ended December 31, 2014
with Report of Independent Registered Public Accounting Firm

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RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Financial Statements
Year Ended December 31, 2014

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company

We have audited the accompanying financial statements of ReliaStar Life Insurance Company Separate Account N (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2014, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2014 and 2013. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting ReliaStar Life Insurance Company Separate Account N at December 31, 2014, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2014 and 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 14, 2015

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$14,606	$10,458	$8,017	$33,066	$80,366
Total assets	14,606	10,458	8,017	33,066	80,366
Net assets	$14,606	$10,458	$8,017	$33,066	$80,366

Net assets
Accumulation units	$14,606	$10,458	$8,017	$33,066	$80,366
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$14,606	$10,458	$8,017	$33,066	$80,366

Total number of mutual fund shares	182,946	199,546	395,128	1,362,422	2,151,133

Cost of mutual fund shares	$9,236	$6,925	$6,613	$30,599	$59,557

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Money Market Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Assets
Investments in mutual funds
at fair value	$89,828	$13,135	$6,497	$4,964	$2,277
Total assets	89,828	13,135	6,497	4,964	2,277
Net assets	$89,828	$13,135	$6,497	$4,964	$2,277

Net assets
Accumulation units	$89,828	$13,135	$6,463	$4,964	$2,277
Contracts in payout (annuitization)	—	—	34	—	—
Total net assets	$89,828	$13,135	$6,497	$4,964	$2,277

Total number of mutual fund shares	431,615	1,026,975	6,497,161	222,381	87,505

Cost of mutual fund shares	$58,222	$12,993	$6,497	$3,999	$1,354

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Neuberger Berman AMT Socially Responsive Portfolio - I Class	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I Shares	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$4,953	$398	$16,647	$3,189	$584
Total assets	4,953	398	16,647	3,189	584
Net assets	$4,953	$398	$16,647	$3,189	$584

Net assets
Accumulation units	$4,953	$398	$16,647	$3,189	$584
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,953	$398	$16,647	$3,189	$584

Total number of mutual fund shares	207,415	14,968	1,299,509	330,420	39,904

Cost of mutual fund shares	$2,965	$299	$18,026	$3,433	$503

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Resources Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$4,167	$6,957	$36,596	$393	$3,439
Total assets	4,167	6,957	36,596	393	3,439
Net assets	$4,167	$6,957	$36,596	$393	$3,439

Net assets
Accumulation units	$4,167	$6,957	$36,596	$393	$3,439
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,167	$6,957	$36,596	$393	$3,439

Total number of mutual fund shares	323,021	377,919	1,825,257	19,924	275,142

Cost of mutual fund shares	$4,143	$6,984	$29,969	$353	$2,472

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Initial Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$741	$6,176	$1,398	$681	$1,476
Total assets	741	6,176	1,398	681	1,476
Net assets	$741	$6,176	$1,398	$681	$1,476

Net assets
Accumulation units	$741	$6,176	$1,398	$681	$1,476
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$741	$6,176	$1,398	$681	$1,476

Total number of mutual fund shares	59,864	606,092	1,397,713	43,545	100,524

Cost of mutual fund shares	$652	$6,230	$1,398	$547	$1,244

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$5,352	$142	$2,525	$11,602	$156
Total assets	5,352	142	2,525	11,602	156
Net assets	$5,352	$142	$2,525	$11,602	$156

Net assets
Accumulation units	$5,352	$142	$2,525	$11,602	$156
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,352	$142	$2,525	$11,602	$156

Total number of mutual fund shares	433,740	7,638	136,796	364,491	4,932

Cost of mutual fund shares	$4,122	$125	$2,095	$9,106	$113

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$8,827	$25,721	$41,304	$7,784	$664
Total assets	8,827	25,721	41,304	7,784	664
Net assets	$8,827	$25,721	$41,304	$7,784	$664

Net assets
Accumulation units	$8,827	$25,721	$41,304	$7,784	$664
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,827	$25,721	$41,304	$7,784	$664

Total number of mutual fund shares	510,835	1,242,559	1,433,661	472,601	40,277

Cost of mutual fund shares	$10,132	$17,158	$35,475	$5,745	$523

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Money Market Portfolio - Class I	Voya Aggregate Bond Portfolio - Initial Class	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$13,530	$211	$15,402	$1,261	$360
Total assets	13,530	211	15,402	1,261	360
Net assets	$13,530	$211	$15,402	$1,261	$360

Net assets
Accumulation units	$13,530	$211	$15,402	$1,261	$360
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$13,530	$211	$15,402	$1,261	$360

Total number of mutual fund shares	1,041,537	210,632	1,287,820	106,419	34,461

Cost of mutual fund shares	$13,421	$211	$15,469	$1,264	$395

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Initial Class	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$4,492	$1,423	$5,995	$1,197	$5,134
Total assets	4,492	1,423	5,995	1,197	5,134
Net assets	$4,492	$1,423	$5,995	$1,197	$5,134

Net assets
Accumulation units	$4,492	$1,423	$5,995	$1,197	$5,134
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,492	$1,423	$5,995	$1,197	$5,134

Total number of mutual fund shares	363,120	115,950	456,913	92,076	379,979

Cost of mutual fund shares	$4,109	$1,294	$5,357	$1,013	$4,497

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$472	$2,953	$601	$2,520	$151
Total assets	472	2,953	601	2,520	151
Net assets	$472	$2,953	$601	$2,520	$151

Net assets
Accumulation units	$472	$2,953	$601	$2,520	$151
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$472	$2,953	$601	$2,520	$151

Total number of mutual fund shares	35,219	212,466	43,664	212,438	12,811

Cost of mutual fund shares	$366	$2,575	$501	$2,346	$142

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,304	$217	$6,550	$252	$2,022
Total assets	3,304	217	6,550	252	2,022
Net assets	$3,304	$217	$6,550	$252	$2,022

Net assets
Accumulation units	$3,304	$217	$6,550	$252	$2,022
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,304	$217	$6,550	$252	$2,022

Total number of mutual fund shares	229,432	15,208	202,730	8,039	81,453

Cost of mutual fund shares	$2,944	$180	$4,082	$164	$1,513

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Fidelity® VIP Contrafund® Portfolio - Service Class	VY® Fidelity® VIP Equity-Income Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class	VY® Invesco Comstock Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$125	$2,023	$425	$473	$7,272
Total assets	125	2,023	425	473	7,272
Net assets	$125	$2,023	$425	$473	$7,272

Net assets
Accumulation units	$125	$2,023	$425	$473	$7,272
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$125	$2,023	$425	$473	$7,272

Total number of mutual fund shares	5,097	134,504	34,744	28,035	439,377

Cost of mutual fund shares	$96	$1,290	$321	$373	$5,012

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$179	$16,070	$863	$8,995	$346
Total assets	179	16,070	863	8,995	346
Net assets	$179	$16,070	$863	$8,995	$346

Net assets
Accumulation units	$179	$16,070	$863	$8,995	$346
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$179	$16,070	$863	$8,995	$346

Total number of mutual fund shares	10,807	342,432	18,524	393,672	15,261

Cost of mutual fund shares	$111	$13,603	$799	$5,839	$225

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$40,130	$511	$7,383	$53,055	$351
Total assets	40,130	511	7,383	53,055	351
Net assets	$40,130	$511	$7,383	$53,055	$351

Net assets
Accumulation units	$40,130	$511	$7,383	$53,053	$351
Contracts in payout (annuitization)	—	—	—	2	—
Total net assets	$40,130	$511	$7,383	$53,055	$351

Total number of mutual fund shares	2,130,019	27,964	621,451	4,373,857	29,574

Cost of mutual fund shares	$29,838	$406	$7,278	$38,033	$260

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$6,526	$464	$6,005	$524	$7,388
Total assets	6,526	464	6,005	524	7,388
Net assets	$6,526	$464	$6,005	$524	$7,388

Net assets
Accumulation units	$6,526	$464	$6,005	$524	$7,388
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6,526	$464	$6,005	$524	$7,388

Total number of mutual fund shares	72,393	5,251	498,747	43,823	584,455

Cost of mutual fund shares	$4,509	$360	$5,050	$442	$6,802

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$8,915	$15,163	$6,564	$3,913	$7,672
Total assets	8,915	15,163	6,564	3,913	7,672
Net assets	$8,915	$15,163	$6,564	$3,913	$7,672

Net assets
Accumulation units	$8,915	$15,163	$6,564	$3,913	$7,672
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,915	$15,163	$6,564	$3,913	$7,672

Total number of mutual fund shares	645,986	1,153,967	214,293	174,080	312,130

Cost of mutual fund shares	$6,826	$12,341	$5,579	$2,723	$4,702
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$5,238	$91	$982	$44,861	$8,759
Total assets	5,238	91	982	44,861	8,759
Net assets	$5,238	$91	$982	$44,861	$8,759

Net assets
Accumulation units	$5,238	$91	$982	$44,861	$8,759
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,238	$91	$982	$44,861	$8,759

Total number of mutual fund shares	228,719	9,662	105,598	1,842,338	549,855

Cost of mutual fund shares	$3,219	$86	$938	$21,416	$4,695

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Small Company Portfolio - Class I	Voya International Value Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,622	$136	$9,325	$31,641	$17,323
Total assets	1,622	136	9,325	31,641	17,323
Net assets	$1,622	$136	$9,325	$31,641	$17,323

Net assets
Accumulation units	$1,622	$136	$9,325	$31,638	$17,323
Contracts in payout (annuitization)	—	—	—	3	—
Total net assets	$1,622	$136	$9,325	$31,641	$17,323

Total number of mutual fund shares	59,669	5,838	1,048,943	2,085,767	619,775

Cost of mutual fund shares	$1,106	$103	$10,683	$19,299	$11,963

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$3,783	$3,619
Total assets	3,783	3,619
Net assets	$3,783	$3,619

Net assets
Accumulation units	$3,783	$3,619
Contracts in payout (annuitization)	—	—
Total net assets	$3,783	$3,619

Total number of mutual fund shares	114,703	95,965

Cost of mutual fund shares	$2,911	$3,178

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$114	$131	$114	$930	$746
Expenses:
Mortality, expense risk and other charges	201	141	116	467	1,100
Total expenses	201	141	116	467	1,100
Net investment income (loss)	(87)	(10)	(2)	463	(354)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	376	489	303	33	2,055
Capital gains distributions	702	492	—	458	1,566
Total realized gain (loss) on investments
and capital gains distributions	1,078	981	303	491	3,621
Net unrealized appreciation
(depreciation) of investments	(22)	(87)	(631)	1,375	4,514
Net realized and unrealized gain (loss)
on investments	1,056	894	(328)	1,866	8,135
Net increase (decrease) in net assets
resulting from operations	$969	$884	$(330)	$2,329	$7,781

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Money Market Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Net investment income (loss)
Investment income:
Dividends	$1,408	$285	$1	$32	$10
Expenses:
Mortality, expense risk and other charges	1,223	190	100	72	30
Total expenses	1,223	190	100	72	30
Net investment income (loss)	185	95	(99)	(40)	(20)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,213	46	—	353	95
Capital gains distributions	78	5	—	386	—
Total realized gain (loss) on investments
and capital gains distributions	5,291	51	0	739	95
Net unrealized appreciation
(depreciation) of investments	4,439	436	0	(754)	130
Net realized and unrealized gain (loss)
on investments	9,730	487	0	(15)	225
Net increase (decrease) in net assets
resulting from operations	$9,915	$582	$(99)	$(55)	$205

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Neuberger Berman AMT Socially Responsive Portfolio - I Class	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I Shares	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$17	$3	$192	$154	$10
Expenses:
Mortality, expense risk and other charges	65	5	206	46	8
Total expenses	65	5	206	46	8
Net investment income (loss)	(48)	(2)	(14)	108	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	136	9	(37)	6	2
Capital gains distributions	—	50	—	121	—
Total realized gain (loss) on investments
and capital gains distributions	136	59	(37)	127	2
Net unrealized appreciation
(depreciation) of investments	302	(21)	114	(289)	24
Net realized and unrealized gain (loss)
on investments	438	38	77	(162)	26
Net increase (decrease) in net assets
resulting from operations	$390	$36	$63	$(54)	$28

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Resources Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$135	$87	$97	$—	$71
Expenses:
Mortality, expense risk and other charges	56	119	377	3	47
Total expenses	56	119	377	3	47
Net investment income (loss)	79	(32)	(280)	(3)	24

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	(9)	1,060	8	267
Capital gains distributions	—	—	1,407	9	60
Total realized gain (loss) on investments
and capital gains distributions	27	(9)	2,467	17	327
Net unrealized appreciation
(depreciation) of investments	96	(992)	1,034	15	(79)
Net realized and unrealized gain (loss)
on investments	123	(1,001)	3,501	32	248
Net increase (decrease) in net assets
resulting from operations	$202	$(1,033)	$3,221	$29	$272

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Initial Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$14	$45	$—	$6	$26
Expenses:
Mortality, expense risk and other charges	10	90	21	7	18
Total expenses	10	90	21	7	18
Net investment income (loss)	4	(45)	(21)	(1)	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(73)	—	20	17
Capital gains distributions	13	—	—	37	123
Total realized gain (loss) on investments
and capital gains distributions	21	(73)	—	57	140
Net unrealized appreciation
(depreciation) of investments	30	73	—	8	(1)
Net realized and unrealized gain (loss)
on investments	51	—	—	65	139
Net increase (decrease) in net assets
resulting from operations	$55	$(45)	$(21)	$64	$147

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® BlackRock Large Cap Growth Portfolio - Institutional Class	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$156	$1	$68	$1	$6
Expenses:
Mortality, expense risk and other charges	115	1	72	2	37
Total expenses	115	1	72	2	37
Net investment income (loss)	41	—	(4)	(1)	(31)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,291	12	125	3	251
Capital gains distributions	2,871	24	—	22	431
Total realized gain (loss) on investments
and capital gains distributions	4,162	36	125	25	682
Net unrealized appreciation
(depreciation) of investments	(3,358)	(29)	482	(17)	(541)
Net realized and unrealized gain (loss)
on investments	804	7	607	8	141
Net increase (decrease) in net assets
resulting from operations	$845	$7	$603	$7	$110

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® Marsico Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$135	$1	$83	$143	$1
Expenses:
Mortality, expense risk and other charges	163	2	129	356	10
Total expenses	163	2	129	356	10
Net investment income (loss)	(28)	(1)	(46)	(213)	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	50	6	183	948	144
Capital gains distributions	733	9	877	2,037	362
Total realized gain (loss) on investments
and capital gains distributions	783	15	1,060	2,985	506
Net unrealized appreciation
(depreciation) of investments	172	(3)	(1,058)	(1,065)	(448)
Net realized and unrealized gain (loss)
on investments	955	12	2	1,920	58
Net increase (decrease) in net assets
resulting from operations	$927	$11	$(44)	$1,707	$49

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Marsico Growth Portfolio - Service Class	VY® MFS Total Return Portfolio - Service Class	VY® MFS Total Return Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$159	$14	$522	$166
Expenses:
Mortality, expense risk and other charges	1	38	4	541	108
Total expenses	1	38	4	541	108
Net investment income (loss)	(1)	121	10	(19)	58

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	548	25	1,088	438
Capital gains distributions	38	675	65	3,297	541
Total realized gain (loss) on investments
and capital gains distributions	51	1,223	90	4,385	979
Net unrealized appreciation
(depreciation) of investments	(45)	(1,099)	(78)	(506)	(559)
Net realized and unrealized gain (loss)
on investments	6	124	12	3,879	420
Net increase (decrease) in net assets
resulting from operations	$5	$245	$22	$3,860	$478

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Money Market Portfolio - Class I	Voya Aggregate Bond Portfolio - Initial Class	Voya Aggregate Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$12	$200	$—	$323	$24
Expenses:
Mortality, expense risk and other charges	9	206	3	215	19
Total expenses	9	206	3	215	19
Net investment income (loss)	3	(6)	(3)	108	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	44	(117)	—	49	(17)
Capital gains distributions	46	—	—	11	1
Total realized gain (loss) on investments
and capital gains distributions	90	(117)	—	60	(16)
Net unrealized appreciation
(depreciation) of investments	(54)	(167)	—	425	60
Net realized and unrealized gain (loss)
on investments	36	(284)	—	485	44
Net increase (decrease) in net assets
resulting from operations	$39	$(290)	$(3)	$593	$49

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya Solution 2015 Portfolio - Initial Class	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2	$126	$38	$128	$26
Expenses:
Mortality, expense risk and other charges	5	63	21	82	19
Total expenses	5	63	21	82	19
Net investment income (loss)	(3)	63	17	46	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	173	75	499	119
Capital gains distributions	—	28	9	273	64
Total realized gain (loss) on investments
and capital gains distributions	(4)	201	84	772	183
Net unrealized appreciation
(depreciation) of investments	2	(61)	(41)	(565)	(142)
Net realized and unrealized gain (loss)
on investments	(2)	140	43	207	41
Net increase (decrease) in net assets
resulting from operations	$(5)	$203	$60	$253	$48

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$107	$9	$53	$11	$75
Expenses:
Mortality, expense risk and other charges	66	6	38	10	36
Total expenses	66	6	38	10	36
Net investment income (loss)	41	3	15	1	39

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	91	10	50	49	2
Capital gains distributions	389	38	273	68	—
Total realized gain (loss) on investments
and capital gains distributions	480	48	323	117	2
Net unrealized appreciation
(depreciation) of investments	(319)	(33)	(207)	(86)	77
Net realized and unrealized gain (loss)
on investments	161	15	116	31	79
Net increase (decrease) in net assets
resulting from operations	$202	$18	$131	$32	$118

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$6	$49	$3	$19	$—
Expenses:
Mortality, expense risk and other charges	3	44	3	89	3
Total expenses	3	44	3	89	3
Net investment income (loss)	3	5	—	(70)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	79	5	274	16
Capital gains distributions	—	469	30	97	4
Total realized gain (loss) on investments
and capital gains distributions	7	548	35	371	20
Net unrealized appreciation
(depreciation) of investments	1	(214)	(14)	(110)	(9)
Net realized and unrealized gain (loss)
on investments	8	334	21	261	11
Net increase (decrease) in net assets
resulting from operations	$11	$339	$21	$191	$8

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Fidelity® VIP Contrafund® Portfolio - Service Class	VY® Fidelity® VIP Equity-Income Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$18	$1	$11	$17	$24
Expenses:
Mortality, expense risk and other charges	26	2	28	6	7
Total expenses	26	2	28	6	7
Net investment income (loss)	(8)	(1)	(17)	11	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	92	8	126	17	42
Capital gains distributions	231	15	—	—	34
Total realized gain (loss) on investments
and capital gains distributions	323	23	126	17	76
Net unrealized appreciation
(depreciation) of investments	(107)	(9)	77	(3)	(73)
Net realized and unrealized gain (loss)
on investments	216	14	203	14	3
Net increase (decrease) in net assets
resulting from operations	$208	$13	$186	$25	$20

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$153	$3	$246	$12	$93
Expenses:
Mortality, expense risk and other charges	99	3	183	8	122
Total expenses	99	3	183	8	122
Net investment income (loss)	54	—	63	4	(29)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	461	30	314	11	389
Capital gains distributions	—	—	424	22	501
Total realized gain (loss) on investments
and capital gains distributions	461	30	738	33	890
Net unrealized appreciation
(depreciation) of investments	6	(16)	42	(7)	251
Net realized and unrealized gain (loss)
on investments	467	14	780	26	1,141
Net increase (decrease) in net assets
resulting from operations	$521	$14	$843	$30	$1,112

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$3	$483	$6	$361	$139
Expenses:
Mortality, expense risk and other charges	5	580	8	107	728
Total expenses	5	580	8	107	728
Net investment income (loss)	(2)	(97)	(2)	254	(589)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15	1,365	53	66	1,271
Capital gains distributions	19	559	8	—	3,513
Total realized gain (loss) on investments
and capital gains distributions	34	1,924	61	66	4,784
Net unrealized appreciation
(depreciation) of investments	8	(1,455)	(55)	(402)	888
Net realized and unrealized gain (loss)
on investments	42	469	6	(336)	5,672
Net increase (decrease) in net assets
resulting from operations	$40	$372	$4	$(82)	$5,083

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$159	$13
Expenses:
Mortality, expense risk and other charges	4	86	7	91	8
Total expenses	4	86	7	91	8
Net investment income (loss)	(4)	(86)	(7)	68	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	444	67	91	23
Capital gains distributions	22	426	35	—	—
Total realized gain (loss) on investments
and capital gains distributions	27	870	102	91	23
Net unrealized appreciation
(depreciation) of investments	8	(356)	(63)	(675)	(75)
Net realized and unrealized gain (loss)
on investments	35	514	39	(584)	(52)
Net increase (decrease) in net assets
resulting from operations	$31	$428	$32	$(516)	$(47)
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$181	$176	$335	$128	$55
Expenses:
Mortality, expense risk and other charges	97	122	206	91	52
Total expenses	97	122	206	91	52
Net investment income (loss)	84	54	129	37	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	301	515	700	340	198
Capital gains distributions	—	—	—	714	—
Total realized gain (loss) on investments
and capital gains distributions	301	515	700	1,054	198
Net unrealized appreciation
(depreciation) of investments	(46)	(145)	(101)	(517)	231
Net realized and unrealized gain (loss)
on investments	255	370	599	537	429
Net increase (decrease) in net assets
resulting from operations	$339	$424	$728	$574	$432

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$58	$33	$1	$6	$577
Expenses:
Mortality, expense risk and other charges	105	71	1	14	617
Total expenses	105	71	1	14	617
Net investment income (loss)	(47)	(38)	—	(8)	(40)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	583	272	—	16	2,548
Capital gains distributions	314	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	897	272	—	16	2,548
Net unrealized appreciation
(depreciation) of investments	(266)	(33)	(7)	(87)	2,304
Net realized and unrealized gain (loss)
on investments	631	239	(7)	(71)	4,852
Net increase (decrease) in net assets
resulting from operations	$584	$201	$(7)	$(79)	$4,812

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Small Company Portfolio - Class I	Voya International Value Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$138	$3	$—	$340	$123
Expenses:
Mortality, expense risk and other charges	121	21	2	146	438
Total expenses	121	21	2	146	438
Net investment income (loss)	17	(18)	(2)	194	(315)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	525	131	3	(648)	2,026
Capital gains distributions	—	—	14	—	4,704
Total realized gain (loss) on investments
and capital gains distributions	525	131	17	(648)	6,730
Net unrealized appreciation
(depreciation) of investments	383	28	(9)	(164)	(4,224)
Net realized and unrealized gain (loss)
on investments	908	159	8	(812)	2,506
Net increase (decrease) in net assets
resulting from operations	$925	$141	$6	$(618)	$2,191

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class I	Wanger Select	Wanger USA
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—
Expenses:
Mortality, expense risk and other charges	244	54	52
Total expenses	244	54	52
Net investment income (loss)	(244)	(54)	(52)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,399	224	293
Capital gains distributions	1,497	474	464
Total realized gain (loss) on investments
and capital gains distributions	2,896	698	757
Net unrealized appreciation
(depreciation) of investments	(1,990)	(590)	(586)
Net realized and unrealized gain (loss)
on investments	906	108	171
Net increase (decrease) in net assets
resulting from operations	$662	$54	$119

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2013	$10,664	$7,348	$7,008	$29,052

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(55)	(3)	(2)	336
Total realized gain (loss) on investments
and capital gains distributions	81	261	68	1,864
Net unrealized appreciation (depreciation)
of investments	3,041	2,086	1,331	5,179
Net increase (decrease) in net assets resulting from	3,067	2,344	1,397	7,379
operations
Changes from principal transactions:
Premiums	1,290	817	892	1,194
Surrenders and withdrawals	(1,034)	(798)	(703)	(3,497)
Cost of insurance and administrative charges	(18)	(10)	(10)	(26)
Transfers between Divisions
(including fixed account), net	(35)	(63)	(269)	(656)
Increase (decrease) in net assets derived from
principal transactions	203	(54)	(90)	(2,985)
Total increase (decrease) in net assets	3,270	2,290	1,307	4,394
Net assets at December 31, 2013	13,934	9,638	8,315	33,446

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(87)	(10)	(2)	463
Total realized gain (loss) on investments
and capital gains distributions	1,078	981	303	491
Net unrealized appreciation (depreciation)
of investments	(22)	(87)	(631)	1,375
Net increase (decrease) in net assets resulting from	969	884	(330)	2,329
operations
Changes from principal transactions:
Premiums	1,264	819	844	1,035
Surrenders and withdrawals	(1,499)	(959)	(818)	(3,431)
Cost of insurance and administrative charges	(18)	(11)	(10)	(23)
Transfers between Divisions
(including fixed account), net	(44)	87	16	(290)
Increase (decrease) in net assets derived from
principal transactions	(297)	(64)	32	(2,709)
Total increase (decrease) in net assets	672	820	(298)	(380)
Net assets at December 31, 2014	$14,606	$10,458	$8,017	$33,066

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Money Market Portfolio - Initial Class
Net assets at January 1, 2013	$65,557	$72,040	$15,848	$9,063

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(243)	377	122	(111)
Total realized gain (loss) on investments
and capital gains distributions	1,947	4,189	270	—
Net unrealized appreciation (depreciation)
of investments	16,838	16,575	(886)	—
Net increase (decrease) in net assets resulting from	18,542	21,141	(494)	(111)
operations
Changes from principal transactions:
Premiums	3,750	2,894	962	4,608
Surrenders and withdrawals	(7,825)	(7,572)	(1,920)	(779)
Cost of insurance and administrative charges	(61)	(80)	(13)	(9)
Transfers between Divisions
(including fixed account), net	(1,833)	(1,525)	(698)	(4,813)
Increase (decrease) in net assets derived from
principal transactions	(5,969)	(6,283)	(1,669)	(993)
Total increase (decrease) in net assets	12,573	14,858	(2,163)	(1,104)
Net assets at December 31, 2013	78,130	86,898	13,685	7,959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(354)	185	95	(99)
Total realized gain (loss) on investments
and capital gains distributions	3,621	5,291	51	—
Net unrealized appreciation (depreciation)
of investments	4,514	4,439	436	—
Net increase (decrease) in net assets resulting from	7,781	9,915	582	(99)
operations
Changes from principal transactions:
Premiums	3,708	2,768	733	3,977
Surrenders and withdrawals	(8,357)	(9,838)	(1,653)	(1,926)
Cost of insurance and administrative charges	(56)	(71)	(11)	(8)
Transfers between Divisions
(including fixed account), net	(840)	156	(201)	(3,406)
Increase (decrease) in net assets derived from
principal transactions	(5,545)	(6,985)	(1,132)	(1,363)
Total increase (decrease) in net assets	2,236	2,930	(550)	(1,462)
Net assets at December 31, 2014	$80,366	$89,828	$13,135	$6,497

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Neuberger Berman AMT Socially Responsive Portfolio - I Class	Oppenheimer Main Street Small Cap Fund®/VA
Net assets at January 1, 2013	$3,316	$1,641	$3,602	$206

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(18)	(29)	(2)
Total realized gain (loss) on investments
and capital gains distributions	401	38	92	14
Net unrealized appreciation (depreciation)
of investments	855	446	1,183	72
Net increase (decrease) in net assets resulting from	1,247	466	1,246	84
operations
Changes from principal transactions:
Premiums	416	174	310	18
Surrenders and withdrawals	(349)	(203)	(375)	(17)
Cost of insurance and administrative charges	(5)	(2)	(4)	(1)
Transfers between Divisions
(including fixed account), net	574	(12)	(111)	30
Increase (decrease) in net assets derived from
principal transactions	636	(43)	(180)	30
Total increase (decrease) in net assets	1,883	423	1,066	114
Net assets at December 31, 2013	5,199	2,064	4,668	320

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40)	(20)	(48)	(2)
Total realized gain (loss) on investments
and capital gains distributions	739	95	136	59
Net unrealized appreciation (depreciation)
of investments	(754)	130	302	(21)
Net increase (decrease) in net assets resulting from	(55)	205	390	36
operations
Changes from principal transactions:
Premiums	440	196	319	31
Surrenders and withdrawals	(490)	(173)	(541)	(6)
Cost of insurance and administrative charges	(5)	(2)	(3)	(1)
Transfers between Divisions
(including fixed account), net	(125)	(13)	120	18
Increase (decrease) in net assets derived from
principal transactions	(180)	8	(105)	42
Total increase (decrease) in net assets	(235)	213	285	78
Net assets at December 31, 2014	$4,964	$2,277	$4,953	$398

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	PIMCO Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I Shares	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2013	$16,194	$2,468	$527	$3,830

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	107	4	78
Total realized gain (loss) on investments
and capital gains distributions	414	185	—	55
Net unrealized appreciation (depreciation)
of investments	(2,152)	(18)	74	(195)
Net increase (decrease) in net assets resulting from	(1,708)	274	78	(62)
operations
Changes from principal transactions:
Premiums	1,955	373	—	361
Surrenders and withdrawals	(920)	(297)	(17)	(286)
Cost of insurance and administrative charges	(16)	(4)	(1)	(4)
Transfers between Divisions
(including fixed account), net	(2,432)	205	(4)	36
Increase (decrease) in net assets derived from
principal transactions	(1,413)	277	(22)	107
Total increase (decrease) in net assets	(3,121)	551	56	45
Net assets at December 31, 2013	13,073	3,019	583	3,875

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	108	2	79
Total realized gain (loss) on investments
and capital gains distributions	(37)	127	2	27
Net unrealized appreciation (depreciation)
of investments	114	(289)	24	96
Net increase (decrease) in net assets resulting from	63	(54)	28	202
operations
Changes from principal transactions:
Premiums	2,246	578	—	402
Surrenders and withdrawals	(1,279)	(326)	(18)	(545)
Cost of insurance and administrative charges	(14)	(3)	(1)	(4)
Transfers between Divisions
(including fixed account), net	2,558	(25)	(8)	237
Increase (decrease) in net assets derived from
principal transactions	3,511	224	(27)	90
Total increase (decrease) in net assets	3,574	170	1	292
Net assets at December 31, 2014	$16,647	$3,189	$584	$4,167

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Global Resources Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class
Net assets at January 1, 2013	$7,642	$16,161	$95	$2,792

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	(153)	(1)	32
Total realized gain (loss) on investments
and capital gains distributions	(278)	553	9	173
Net unrealized appreciation (depreciation)
of investments	1,220	4,145	19	592
Net increase (decrease) in net assets resulting from	906	4,545	27	797
operations
Changes from principal transactions:
Premiums	779	792	7	276
Surrenders and withdrawals	(646)	(1,757)	(37)	(433)
Cost of insurance and administrative charges	(9)	(20)	—	(4)
Transfers between Divisions
(including fixed account), net	(342)	(296)	20	9
Increase (decrease) in net assets derived from
principal transactions	(218)	(1,281)	(10)	(152)
Total increase (decrease) in net assets	688	3,264	17	645
Net assets at December 31, 2013	8,330	19,425	112	3,437

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(280)	(3)	24
Total realized gain (loss) on investments
and capital gains distributions	(9)	2,467	17	327
Net unrealized appreciation (depreciation)
of investments	(992)	1,034	15	(79)
Net increase (decrease) in net assets resulting from	(1,033)	3,221	29	272
operations
Changes from principal transactions:
Premiums	642	806	15	257
Surrenders and withdrawals	(796)	(3,199)	(11)	(459)
Cost of insurance and administrative charges	(9)	(26)	(1)	(4)
Transfers between Divisions
(including fixed account), net	(177)	16,369	249	(64)
Increase (decrease) in net assets derived from
principal transactions	(340)	13,950	252	(270)
Total increase (decrease) in net assets	(1,373)	17,171	281	2
Net assets at December 31, 2014	$6,957	$36,596	$393	$3,439

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Initial Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net assets at January 1, 2013	$—	$6,656	$1,802	$323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(33)	(23)	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	(56)	—	8
Net unrealized appreciation (depreciation)
of investments	59	44	—	94
Net increase (decrease) in net assets resulting from	57	(45)	(23)	99
operations
Changes from principal transactions:
Premiums	18	398	143	70
Surrenders and withdrawals	(1)	(627)	(587)	(22)
Cost of insurance and administrative charges	—	(5)	(2)	0
Transfers between Divisions
(including fixed account), net	588	192	158	(1)
Increase (decrease) in net assets derived from
principal transactions	605	(42)	(288)	47
Total increase (decrease) in net assets	662	(87)	(311)	146
Net assets at December 31, 2013	662	6,569	1,491	469

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(45)	(21)	(1)
Total realized gain (loss) on investments
and capital gains distributions	21	(73)	—	57
Net unrealized appreciation (depreciation)
of investments	30	73	—	8
Net increase (decrease) in net assets resulting from	55	(45)	(21)	64
operations
Changes from principal transactions:
Premiums	73	392	161	52
Surrenders and withdrawals	(61)	(885)	(426)	(37)
Cost of insurance and administrative charges	(1)	(4)	(2)	—
Transfers between Divisions
(including fixed account), net	13	149	195	133
Increase (decrease) in net assets derived from
principal transactions	24	(348)	(72)	148
Total increase (decrease) in net assets	79	(393)	(93)	212
Net assets at December 31, 2014	$741	$6,176	$1,398	$681

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Large Cap Growth Portfolio - Institutional Class	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Net assets at January 1, 2013	$827	$12,113	$109	$4,679

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(2)	(1)	211
Total realized gain (loss) on investments
and capital gains distributions	125	(6)	16	39
Net unrealized appreciation (depreciation)
of investments	123	3,708	16	(132)
Net increase (decrease) in net assets resulting from	253	3,700	31	118
operations
Changes from principal transactions:
Premiums	115	450	20	567
Surrenders and withdrawals	(141)	(1,166)	(35)	(399)
Cost of insurance and administrative charges	(1)	(16)	—	(6)
Transfers between Divisions
(including fixed account), net	32	(137)	(9)	(21)
Increase (decrease) in net assets derived from
principal transactions	5	(869)	(24)	141
Total increase (decrease) in net assets	258	2,831	7	259
Net assets at December 31, 2013	1,085	14,944	116	4,938

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	41	—	(4)
Total realized gain (loss) on investments
and capital gains distributions	140	4,162	36	125
Net unrealized appreciation (depreciation)
of investments	(1)	(3,358)	(29)	482
Net increase (decrease) in net assets resulting from	147	845	7	603
operations
Changes from principal transactions:
Premiums	169	377	6	483
Surrenders and withdrawals	(53)	(695)	(2)	(677)
Cost of insurance and administrative charges	(2)	(8)	—	(5)
Transfers between Divisions
(including fixed account), net	130	(15,463)	(127)	10
Increase (decrease) in net assets derived from
principal transactions	244	(15,789)	(123)	(189)
Total increase (decrease) in net assets	391	(14,944)	(116)	414
Net assets at December 31, 2014	$1,476	$—	$—	$5,352

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class
Net assets at January 1, 2013	$110	$2,120	$9,034	$173

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(22)	(12)	(1)
Total realized gain (loss) on investments
and capital gains distributions	16	130	22	34
Net unrealized appreciation (depreciation)
of investments	22	591	2,826	15
Net increase (decrease) in net assets resulting from	37	699	2,836	48
operations
Changes from principal transactions:
Premiums	9	193	526	7
Surrenders and withdrawals	(27)	(199)	(971)	(81)
Cost of insurance and administrative charges	—	(2)	(10)	—
Transfers between Divisions
(including fixed account), net	2	(118)	(41)	—
Increase (decrease) in net assets derived from
principal transactions	(16)	(126)	(496)	(74)
Total increase (decrease) in net assets	21	573	2,340	(26)
Net assets at December 31, 2013	131	2,693	11,374	147

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(31)	(28)	(1)
Total realized gain (loss) on investments
and capital gains distributions	25	682	783	15
Net unrealized appreciation (depreciation)
of investments	(17)	(541)	172	(3)
Net increase (decrease) in net assets resulting from	7	110	927	11
operations
Changes from principal transactions:
Premiums	11	175	527	11
Surrenders and withdrawals	(6)	(398)	(1,183)	(13)
Cost of insurance and administrative charges	—	(2)	(9)	—
Transfers between Divisions
(including fixed account), net	(1)	(53)	(34)	—
Increase (decrease) in net assets derived from
principal transactions	4	(278)	(699)	(2)
Total increase (decrease) in net assets	11	(168)	228	9
Net assets at December 31, 2014	$142	$2,525	$11,602	$156

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® Marsico Growth Portfolio - Institutional Class	VY® Marsico Growth Portfolio - Service Class
Net assets at January 1, 2013	$10,029	$20,874	$850	$89

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51)	(111)	(4)	—
Total realized gain (loss) on investments
and capital gains distributions	461	1,121	33	4
Net unrealized appreciation (depreciation)
of investments	(1,117)	6,530	281	27
Net increase (decrease) in net assets resulting from	(707)	7,540	310	31
operations
Changes from principal transactions:
Premiums	1,207	835	122	7
Surrenders and withdrawals	(735)	(2,314)	(70)	(4)
Cost of insurance and administrative charges	(9)	(19)	(1)	—
Transfers between Divisions
(including fixed account), net	(684)	(397)	192	(1)
Increase (decrease) in net assets derived from
principal transactions	(221)	(1,895)	243	2
Total increase (decrease) in net assets	(928)	5,645	553	33
Net assets at December 31, 2013	9,101	26,519	1,403	122

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(213)	(9)	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,060	2,985	506	51
Net unrealized appreciation (depreciation)
of investments	(1,058)	(1,065)	(448)	(45)
Net increase (decrease) in net assets resulting from	(44)	1,707	49	5
operations
Changes from principal transactions:
Premiums	944	742	49	4
Surrenders and withdrawals	(682)	(3,069)	(107)	(2)
Cost of insurance and administrative charges	(7)	(17)	—	—
Transfers between Divisions
(including fixed account), net	(485)	(161)	(1,394)	(129)
Increase (decrease) in net assets derived from
principal transactions	(230)	(2,505)	(1,452)	(127)
Total increase (decrease) in net assets	(274)	(798)	(1,403)	(122)
Net assets at December 31, 2014	$8,827	$25,721	$—	$—
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® MFS Total Return Portfolio - Service Class	VY® MFS Total Return Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Net assets at January 1, 2013	$3,900	$350	$23,229	$5,808

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	3	(58)	36
Total realized gain (loss) on investments
and capital gains distributions	77	10	2,101	329
Net unrealized appreciation (depreciation)
of investments	568	47	3,400	1,269
Net increase (decrease) in net assets resulting from	677	60	5,443	1,634
operations
Changes from principal transactions:
Premiums	484	36	4,708	682
Surrenders and withdrawals	(318)	(19)	(1,911)	(644)
Cost of insurance and administrative charges	(5)	(1)	(22)	(5)
Transfers between Divisions
(including fixed account), net	79	(11)	4,347	29
Increase (decrease) in net assets derived from
principal transactions	240	5	7,122	62
Total increase (decrease) in net assets	917	65	12,565	1,696
Net assets at December 31, 2013	4,817	415	35,794	7,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	121	10	(19)	58
Total realized gain (loss) on investments
and capital gains distributions	1,223	90	4,385	979
Net unrealized appreciation (depreciation)
of investments	(1,099)	(78)	(506)	(559)
Net increase (decrease) in net assets resulting from	245	22	3,860	478
operations
Changes from principal transactions:
Premiums	289	15	5,254	711
Surrenders and withdrawals	(243)	(40)	(3,431)	(916)
Cost of insurance and administrative charges	(3)	(1)	(27)	(5)
Transfers between Divisions
(including fixed account), net	(5,105)	(411)	(146)	12
Increase (decrease) in net assets derived from
principal transactions	(5,062)	(437)	1,650	(198)
Total increase (decrease) in net assets	(4,817)	(415)	5,510	280
Net assets at December 31, 2014	$—	$—	$41,304	$7,784

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Money Market Portfolio - Class I	Voya Aggregate Bond Portfolio - Initial Class
Net assets at January 1, 2013	$651	$14,450	$265	$16,203

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(10)	(4)	346
Total realized gain (loss) on investments
and capital gains distributions	64	(231)	—	259
Net unrealized appreciation (depreciation)
of investments	109	2,047	—	(1,112)
Net increase (decrease) in net assets resulting from	174	1,806	(4)	(507)
operations
Changes from principal transactions:
Premiums	45	695	8	1,631
Surrenders and withdrawals	(123)	(1,531)	(21)	(1,451)
Cost of insurance and administrative charges	(2)	(14)	(1)	(11)
Transfers between Divisions
(including fixed account), net	(27)	(178)	1	(361)
Increase (decrease) in net assets derived from
principal transactions	(107)	(1,028)	(13)	(192)
Total increase (decrease) in net assets	67	778	(17)	(699)
Net assets at December 31, 2013	718	15,228	248	15,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(6)	(3)	108
Total realized gain (loss) on investments
and capital gains distributions	90	(117)	—	60
Net unrealized appreciation (depreciation)
of investments	(54)	(167)	—	425
Net increase (decrease) in net assets resulting from	39	(290)	(3)	593
operations
Changes from principal transactions:
Premiums	39	601	8	1,272
Surrenders and withdrawals	(137)	(1,849)	(42)	(1,301)
Cost of insurance and administrative charges	(2)	(12)	(1)	(9)
Transfers between Divisions
(including fixed account), net	7	(148)	1	(657)
Increase (decrease) in net assets derived from
principal transactions	(93)	(1,408)	(34)	(695)
Total increase (decrease) in net assets	(54)	(1,698)	(37)	(102)
Net assets at December 31, 2014	$664	$13,530	$211	$15,402

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2015 Portfolio - Initial Class	Voya Solution 2015 Portfolio - Service Class
Net assets at January 1, 2013	$1,591	$445	$4,031	$1,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	1	88	26
Total realized gain (loss) on investments
and capital gains distributions	5	12	134	51
Net unrealized appreciation (depreciation)
of investments	(85)	(37)	105	30
Net increase (decrease) in net assets resulting from	(51)	(24)	327	107
operations
Changes from principal transactions:
Premiums	171	37	535	164
Surrenders and withdrawals	(107)	(69)	(347)	(119)
Cost of insurance and administrative charges	(5)	(2)	(4)	(4)
Transfers between Divisions
(including fixed account), net	(118)	(21)	(17)	1
Increase (decrease) in net assets derived from
principal transactions	(59)	(55)	167	42
Total increase (decrease) in net assets	(110)	(79)	494	149
Net assets at December 31, 2013	1,481	366	4,525	1,545

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(3)	63	17
Total realized gain (loss) on investments
and capital gains distributions	(16)	(4)	201	84
Net unrealized appreciation (depreciation)
of investments	60	2	(61)	(41)
Net increase (decrease) in net assets resulting from	49	(5)	203	60
operations
Changes from principal transactions:
Premiums	124	32	582	150
Surrenders and withdrawals	(236)	(17)	(706)	(267)
Cost of insurance and administrative charges	(4)	(1)	(3)	(4)
Transfers between Divisions
(including fixed account), net	(153)	(15)	(109)	(61)
Increase (decrease) in net assets derived from
principal transactions	(269)	(1)	(236)	(182)
Total increase (decrease) in net assets	(220)	(6)	(33)	(122)
Net assets at December 31, 2014	$1,261	$360	$4,492	$1,423

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Net assets at January 1, 2013	$4,643	$1,179	$3,204	$452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	58	10	26	1
Total realized gain (loss) on investments
and capital gains distributions	213	5	121	26
Net unrealized appreciation (depreciation)
of investments	478	159	494	50
Net increase (decrease) in net assets resulting from	749	174	641	77
operations
Changes from principal transactions:
Premiums	622	59	555	24
Surrenders and withdrawals	(406)	(41)	(204)	(99)
Cost of insurance and administrative charges	(6)	(6)	(6)	(2)
Transfers between Divisions
(including fixed account), net	351	(9)	17	1
Increase (decrease) in net assets derived from
principal transactions	561	3	362	(76)
Total increase (decrease) in net assets	1,310	177	1,003	1
Net assets at December 31, 2013	5,953	1,356	4,207	453

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	7	41	3
Total realized gain (loss) on investments
and capital gains distributions	772	183	480	48
Net unrealized appreciation (depreciation)
of investments	(565)	(142)	(319)	(33)
Net increase (decrease) in net assets resulting from	253	48	202	18
operations
Changes from principal transactions:
Premiums	915	69	857	23
Surrenders and withdrawals	(1,397)	(297)	(169)	(22)
Cost of insurance and administrative charges	(6)	(6)	(6)	(2)
Transfers between Divisions
(including fixed account), net	277	27	43	2
Increase (decrease) in net assets derived from
principal transactions	(211)	(207)	725	1
Total increase (decrease) in net assets	42	(159)	927	19
Net assets at December 31, 2014	$5,995	$1,197	$5,134	$472

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class
Net assets at January 1, 2013	$1,947	$831	$2,911	$284

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	1	56	4
Total realized gain (loss) on investments
and capital gains distributions	63	86	(15)	5
Net unrealized appreciation (depreciation)
of investments	374	67	117	6
Net increase (decrease) in net assets resulting from	447	154	158	15
operations
Changes from principal transactions:
Premiums	329	44	51	17
Surrenders and withdrawals	(147)	(300)	(515)	(59)
Cost of insurance and administrative charges	(4)	(4)	(1)	(1)
Transfers between Divisions
(including fixed account), net	(3)	—	9	1
Increase (decrease) in net assets derived from
principal transactions	175	(260)	(456)	(42)
Total increase (decrease) in net assets	622	(106)	(298)	(27)
Net assets at December 31, 2013	2,569	725	2,613	257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	1	39	3
Total realized gain (loss) on investments
and capital gains distributions	323	117	2	7
Net unrealized appreciation (depreciation)
of investments	(207)	(86)	77	1
Net increase (decrease) in net assets resulting from	131	32	118	11
operations
Changes from principal transactions:
Premiums	341	11	36	10
Surrenders and withdrawals	(154)	(165)	(254)	(126)
Cost of insurance and administrative charges	(5)	(4)	(1)	—
Transfers between Divisions
(including fixed account), net	71	2	8	(1)
Increase (decrease) in net assets derived from
principal transactions	253	(156)	(211)	(117)
Total increase (decrease) in net assets	384	(124)	(93)	(106)
Net assets at December 31, 2014	$2,953	$601	$2,520	$151

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class
Net assets at January 1, 2013	$2,219	$150	$4,608	$218

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	—	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	116	18	464	50
Net unrealized appreciation (depreciation)
of investments	562	27	1,275	30
Net increase (decrease) in net assets resulting from	674	45	1,741	79
operations
Changes from principal transactions:
Premiums	254	9	435	17
Surrenders and withdrawals	(220)	(18)	(510)	(71)
Cost of insurance and administrative charges	(2)	(1)	(4)	(1)
Transfers between Divisions
(including fixed account), net	47	1	108	13
Increase (decrease) in net assets derived from
principal transactions	79	(9)	29	(42)
Total increase (decrease) in net assets	753	36	1,770	37
Net assets at December 31, 2013	2,972	186	6,378	255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	—	(70)	(3)
Total realized gain (loss) on investments
and capital gains distributions	548	35	371	20
Net unrealized appreciation (depreciation)
of investments	(214)	(14)	(110)	(9)
Net increase (decrease) in net assets resulting from	339	21	191	8
operations
Changes from principal transactions:
Premiums	209	11	480	18
Surrenders and withdrawals	(262)	(4)	(547)	(15)
Cost of insurance and administrative charges	(2)	(1)	(4)	(1)
Transfers between Divisions
(including fixed account), net	48	4	52	(13)
Increase (decrease) in net assets derived from
principal transactions	(7)	10	(19)	(11)
Total increase (decrease) in net assets	332	31	172	(3)
Net assets at December 31, 2014	$3,304	$217	$6,550	$252

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Fidelity® VIP Contrafund® Portfolio - Service Class	VY® Fidelity® VIP Equity-Income Portfolio - Service Class
Net assets at January 1, 2013	$1,357	$82	$1,680	$355

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	(10)	10
Total realized gain (loss) on investments
and capital gains distributions	65	—	189	39
Net unrealized appreciation (depreciation)
of investments	389	28	278	39
Net increase (decrease) in net assets resulting from	457	28	457	88
operations
Changes from principal transactions:
Premiums	141	10	127	33
Surrenders and withdrawals	(102)	—	(350)	(80)
Cost of insurance and administrative charges	(1)	—	(6)	(1)
Transfers between Divisions
(including fixed account), net	(6)	—	48	13
Increase (decrease) in net assets derived from
principal transactions	32	10	(181)	(35)
Total increase (decrease) in net assets	489	38	276	53
Net assets at December 31, 2013	1,846	120	1,956	408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(1)	(17)	11
Total realized gain (loss) on investments
and capital gains distributions	323	23	126	17
Net unrealized appreciation (depreciation)
of investments	(107)	(9)	77	(3)
Net increase (decrease) in net assets resulting from	208	13	186	25
operations
Changes from principal transactions:
Premiums	108	8	127	22
Surrenders and withdrawals	(125)	(16)	(246)	(41)
Cost of insurance and administrative charges	(1)	—	(6)	(1)
Transfers between Divisions
(including fixed account), net	(14)	—	6	12
Increase (decrease) in net assets derived from
principal transactions	(32)	(8)	(119)	(8)
Total increase (decrease) in net assets	176	5	67	17
Net assets at December 31, 2014	$2,022	$125	$2,023	$425

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Fidelity® VIP Mid Cap Portfolio - Service Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class
Net assets at January 1, 2013	$416	$5,042	$182	$9,127

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(20)	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	44	89	9	105
Net unrealized appreciation (depreciation)
of investments	92	1,652	52	1,953
Net increase (decrease) in net assets resulting from	130	1,721	60	2,058
operations
Changes from principal transactions:
Premiums	53	419	6	499
Surrenders and withdrawals	(96)	(756)	(32)	(1,062)
Cost of insurance and administrative charges	(2)	(7)	(1)	(10)
Transfers between Divisions
(including fixed account), net	—	887	—	4
Increase (decrease) in net assets derived from
principal transactions	(45)	543	(27)	(569)
Total increase (decrease) in net assets	85	2,264	33	1,489
Net assets at December 31, 2013	501	7,306	215	10,616

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	54	—	63
Total realized gain (loss) on investments
and capital gains distributions	76	461	30	738
Net unrealized appreciation (depreciation)
of investments	(73)	6	(16)	42
Net increase (decrease) in net assets resulting from	20	521	14	843
operations
Changes from principal transactions:
Premiums	44	514	8	1,005
Surrenders and withdrawals	(90)	(590)	(58)	(1,501)
Cost of insurance and administrative charges	(2)	(7)	(1)	(11)
Transfers between Divisions
(including fixed account), net	—	(472)	1	5,118
Increase (decrease) in net assets derived from
principal transactions	(48)	(555)	(50)	4,611
Total increase (decrease) in net assets	(28)	(34)	(36)	5,454
Net assets at December 31, 2014	$473	$7,272	$179	$16,070

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class
Net assets at January 1, 2013	$208	$6,720	$262	$36,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(43)	(2)	(19)
Total realized gain (loss) on investments
and capital gains distributions	3	438	38	1,316
Net unrealized appreciation (depreciation)
of investments	49	1,623	40	7,602
Net increase (decrease) in net assets resulting from	52	2,018	76	8,899
operations
Changes from principal transactions:
Premiums	36	534	23	1,616
Surrenders and withdrawals	(6)	(841)	(39)	(3,978)
Cost of insurance and administrative charges	(1)	(6)	(1)	(37)
Transfers between Divisions
(including fixed account), net	35	334	(10)	(681)
Increase (decrease) in net assets derived from
principal transactions	64	21	(27)	(3,080)
Total increase (decrease) in net assets	116	2,039	49	5,819
Net assets at December 31, 2013	324	8,759	311	42,483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(29)	(2)	(97)
Total realized gain (loss) on investments
and capital gains distributions	33	890	34	1,924
Net unrealized appreciation (depreciation)
of investments	(7)	251	8	(1,455)
Net increase (decrease) in net assets resulting from	30	1,112	40	372
operations
Changes from principal transactions:
Premiums	42	475	16	1,603
Surrenders and withdrawals	(28)	(726)	(26)	(3,833)
Cost of insurance and administrative charges	(2)	(6)	(1)	(32)
Transfers between Divisions
(including fixed account), net	497	(619)	6	(463)
Increase (decrease) in net assets derived from
principal transactions	509	(876)	(5)	(2,725)
Total increase (decrease) in net assets	539	236	35	(2,353)
Net assets at December 31, 2014	$863	$8,995	$346	$40,130

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2013	$526	$6,529	$43,514	$213

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	245	(539)	(4)
Total realized gain (loss) on investments
and capital gains distributions	35	187	1,055	16
Net unrealized appreciation (depreciation)
of investments	96	275	13,329	59
Net increase (decrease) in net assets resulting from	130	707	13,845	71
operations
Changes from principal transactions:
Premiums	50	570	1,565	27
Surrenders and withdrawals	(105)	(933)	(4,643)	(32)
Cost of insurance and administrative charges	(2)	(6)	(47)	(1)
Transfers between Divisions
(including fixed account), net	(1)	446	(1,199)	11
Increase (decrease) in net assets derived from
principal transactions	(58)	77	(4,324)	5
Total increase (decrease) in net assets	72	784	9,521	76
Net assets at December 31, 2013	598	7,313	53,035	289

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	254	(589)	(4)
Total realized gain (loss) on investments
and capital gains distributions	61	66	4,784	27
Net unrealized appreciation (depreciation)
of investments	(55)	(402)	888	8
Net increase (decrease) in net assets resulting from	4	(82)	5,083	31
operations
Changes from principal transactions:
Premiums	38	631	1,370	23
Surrenders and withdrawals	(124)	(562)	(5,560)	(11)
Cost of insurance and administrative charges	(2)	(6)	(42)	(1)
Transfers between Divisions
(including fixed account), net	(3)	89	(831)	20
Increase (decrease) in net assets derived from
principal transactions	(91)	152	(5,063)	31
Total increase (decrease) in net assets	(87)	70	20	62
Net assets at December 31, 2014	$511	$7,383	$53,055	$351

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class
Net assets at January 1, 2013	$4,224	$378	$5,429	$616

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(67)	(6)	7	(1)
Total realized gain (loss) on investments
and capital gains distributions	241	21	85	30
Net unrealized appreciation (depreciation)
of investments	1,402	121	936	76
Net increase (decrease) in net assets resulting from	1,576	136	1,028	105
operations
Changes from principal transactions:
Premiums	464	29	660	48
Surrenders and withdrawals	(615)	(24)	(505)	(160)
Cost of insurance and administrative charges	(4)	(1)	(5)	(3)
Transfers between Divisions
(including fixed account), net	149	(18)	(7)	(1)
Increase (decrease) in net assets derived from
principal transactions	(6)	(14)	143	(116)
Total increase (decrease) in net assets	1,570	122	1,171	(11)
Net assets at December 31, 2013	5,794	500	6,600	605

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(86)	(7)	68	5
Total realized gain (loss) on investments
and capital gains distributions	870	102	91	23
Net unrealized appreciation (depreciation)
of investments	(356)	(63)	(675)	(75)
Net increase (decrease) in net assets resulting from	428	32	(516)	(47)
operations
Changes from principal transactions:
Premiums	640	27	572	41
Surrenders and withdrawals	(563)	(104)	(612)	(68)
Cost of insurance and administrative charges	(5)	(2)	(4)	(2)
Transfers between Divisions
(including fixed account), net	232	11	(35)	(5)
Increase (decrease) in net assets derived from
principal transactions	304	(68)	(79)	(34)
Total increase (decrease) in net assets	732	(36)	(595)	(81)
Net assets at December 31, 2014	$6,526	$464	$6,005	$524

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2013	$4,660	$6,875	$11,441	$2,332

Increase (decrease) in net assets
Operations:
Net investment income (loss)	55	21	84	6
Total realized gain (loss) on investments
and capital gains distributions	121	243	450	214
Net unrealized appreciation (depreciation)
of investments	350	1,175	1,225	1,035
Net increase (decrease) in net assets resulting from	526	1,439	1,759	1,255
operations
Changes from principal transactions:
Premiums	1,072	919	1,604	280
Surrenders and withdrawals	(586)	(592)	(839)	(561)
Cost of insurance and administrative charges	(5)	(14)	(20)	(6)
Transfers between Divisions
(including fixed account), net	532	103	361	3,102
Increase (decrease) in net assets derived from
principal transactions	1,013	416	1,106	2,815
Total increase (decrease) in net assets	1,539	1,855	2,865	4,070
Net assets at December 31, 2013	6,199	8,730	14,306	6,402

Increase (decrease) in net assets
Operations:
Net investment income (loss)	84	54	129	37
Total realized gain (loss) on investments
and capital gains distributions	301	515	700	1,054
Net unrealized appreciation (depreciation)
of investments	(46)	(145)	(101)	(517)
Net increase (decrease) in net assets resulting from	339	424	728	574
operations
Changes from principal transactions:
Premiums	1,217	997	1,579	301
Surrenders and withdrawals	(783)	(544)	(1,356)	(729)
Cost of insurance and administrative charges	(6)	(14)	(20)	(6)
Transfers between Divisions
(including fixed account), net	422	(678)	(74)	22
Increase (decrease) in net assets derived from
principal transactions	850	(239)	129	(412)
Total increase (decrease) in net assets	1,189	185	857	162
Net assets at December 31, 2014	$7,388	$8,915	$15,163	$6,564
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I
Net assets at January 1, 2013	$2,917	$6,206	$3,632	$817

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	(20)	(20)	(8)
Total realized gain (loss) on investments
and capital gains distributions	138	310	137	86
Net unrealized appreciation (depreciation)
of investments	719	1,659	1,362	(56)
Net increase (decrease) in net assets resulting from	870	1,949	1,479	22
operations
Changes from principal transactions:
Premiums	167	471	379	5
Surrenders and withdrawals	(335)	(1,078)	(539)	(4)
Cost of insurance and administrative charges	(3)	(6)	(3)	—
Transfers between Divisions
(including fixed account), net	(71)	19	159	(777)
Increase (decrease) in net assets derived from
principal transactions	(242)	(594)	(4)	(776)
Total increase (decrease) in net assets	628	1,355	1,475	(754)
Net assets at December 31, 2013	3,545	7,561	5,107	63

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(47)	(38)	—
Total realized gain (loss) on investments
and capital gains distributions	198	897	272	—
Net unrealized appreciation (depreciation)
of investments	231	(266)	(33)	(7)
Net increase (decrease) in net assets resulting from	432	584	201	(7)
operations
Changes from principal transactions:
Premiums	162	506	425	4
Surrenders and withdrawals	(385)	(919)	(547)	(1)
Cost of insurance and administrative charges	(3)	(6)	(3)	—
Transfers between Divisions
(including fixed account), net	162	(54)	55	32
Increase (decrease) in net assets derived from
principal transactions	(64)	(473)	(70)	35
Total increase (decrease) in net assets	368	111	131	28
Net assets at December 31, 2014	$3,913	$7,672	$5,238	$91

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2013	$46	$37,559	$7,427	$941

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	28	18	(9)
Total realized gain (loss) on investments
and capital gains distributions	10	2,194	521	51
Net unrealized appreciation (depreciation)
of investments	127	8,496	1,600	291
Net increase (decrease) in net assets resulting from	144	10,718	2,139	333
operations
Changes from principal transactions:
Premiums	104	1,275	381	166
Surrenders and withdrawals	(52)	(4,639)	(1,135)	(99)
Cost of insurance and administrative charges	(1)	(49)	(8)	(1)
Transfers between Divisions
(including fixed account), net	784	(810)	(134)	121
Increase (decrease) in net assets derived from
principal transactions	835	(4,223)	(896)	187
Total increase (decrease) in net assets	979	6,495	1,243	520
Net assets at December 31, 2013	1,025	44,054	8,670	1,461

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(40)	17	(18)
Total realized gain (loss) on investments
and capital gains distributions	16	2,548	525	131
Net unrealized appreciation (depreciation)
of investments	(87)	2,304	383	28
Net increase (decrease) in net assets resulting from	(79)	4,812	925	141
operations
Changes from principal transactions:
Premiums	81	1,058	252	171
Surrenders and withdrawals	(50)	(4,465)	(1,002)	(134)
Cost of insurance and administrative charges	(1)	(44)	(7)	(1)
Transfers between Divisions
(including fixed account), net	6	(554)	(79)	(16)
Increase (decrease) in net assets derived from
principal transactions	36	(4,005)	(836)	20
Total increase (decrease) in net assets	(43)	807	89	161
Net assets at December 31, 2014	$982	$44,861	$8,759	$1,622

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Small Company Portfolio - Class I	Voya International Value Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2013	$145	$10,057	$25,404	$14,497

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	125	(403)	(233)
Total realized gain (loss) on investments
and capital gains distributions	33	(932)	2,667	2,082
Net unrealized appreciation (depreciation)
of investments	15	2,688	5,378	3,347
Net increase (decrease) in net assets resulting from	47	1,881	7,642	5,196
operations
Changes from principal transactions:
Premiums	—	465	1,166	685
Surrenders and withdrawals	(48)	(1,064)	(2,729)	(1,502)
Cost of insurance and administrative charges	—	(7)	(28)	(15)
Transfers between Divisions
(including fixed account), net	(8)	(308)	726	(274)
Increase (decrease) in net assets derived from
principal transactions	(56)	(914)	(865)	(1,106)
Total increase (decrease) in net assets	(9)	967	6,777	4,090
Net assets at December 31, 2013	136	11,024	32,181	18,587

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	194	(315)	(244)
Total realized gain (loss) on investments
and capital gains distributions	17	(648)	6,730	2,896
Net unrealized appreciation (depreciation)
of investments	(9)	(164)	(4,224)	(1,990)
Net increase (decrease) in net assets resulting from	6	(618)	2,191	662
operations
Changes from principal transactions:
Premiums	—	407	864	579
Surrenders and withdrawals	(6)	(1,323)	(3,134)	(1,917)
Cost of insurance and administrative charges	—	(6)	(26)	(14)
Transfers between Divisions
(including fixed account), net	—	(159)	(435)	(574)
Increase (decrease) in net assets derived from
principal transactions	(6)	(1,081)	(2,731)	(1,926)
Total increase (decrease) in net assets	—	(1,699)	(540)	(1,264)
Net assets at December 31, 2014	$136	$9,325	$31,641	$17,323

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Wanger Select	Wanger USA
Net assets at January 1, 2013	$3,303	$2,903

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	(42)
Total realized gain (loss) on investments
and capital gains distributions	155	355
Net unrealized appreciation (depreciation)
of investments	925	619
Net increase (decrease) in net assets resulting from	1,039	932
operations
Changes from principal transactions:
Premiums	256	326
Surrenders and withdrawals	(375)	(268)
Cost of insurance and administrative charges	(4)	(5)
Transfers between Divisions
(including fixed account), net	(165)	(4)
Increase (decrease) in net assets derived from
principal transactions	(288)	49
Total increase (decrease) in net assets	751	981
Net assets at December 31, 2013	4,054	3,884

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	(52)
Total realized gain (loss) on investments
and capital gains distributions	698	757
Net unrealized appreciation (depreciation)
of investments	(590)	(586)
Net increase (decrease) in net assets resulting from	54	119
operations
Changes from principal transactions:
Premiums	236	273
Surrenders and withdrawals	(431)	(334)
Cost of insurance and administrative charges	(4)	(4)
Transfers between Divisions
(including fixed account), net	(126)	(319)
Increase (decrease) in net assets derived from
principal transactions	(325)	(384)
Total increase (decrease) in net assets	(271)	(265)
Net assets at December 31, 2014	$3,783	$3,619

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1.	Organization
ReliaStar Life Insurance Company Separate Account N (the “Account”) was established by Northern Life Insurance Company (“Northern Life”) to support the operations of variable annuity contracts (“Contracts”). In 2002, Northern Life merged with ReliaStar Life Insurance Company (“ReliaStar Life” or the “Company”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING Groep N.V. (“ING”) announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA”. On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of Voya Financial in a registered public offering (the “March 2014 Offering”). Also on March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “March 2014 Direct Share Repurchase”) (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the “March 2014 Transactions”). Upon completion of the March 2014 Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On September 8, 2014, ING completed a sale of 22,277,993 shares of common stock of Voya Financial in a registered public offering (the “September 2014 Offering”). Also on September 8, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,722,007 shares of its common stock from ING (the “September 2014 Direct Share Repurchase”) (the September 2014 Offering and the September 2014 Direct Share Repurchase collectively, the “September 2014 Transactions”). Upon completion of the September 2014 Transactions, ING's ownership of Voya Financial was reduced to 32.5%.

On November 18, 2014, ING completed a sale of 30,030,013 shares of common stock of Voya Financial in a registered public offering (the “November 2014 Offering”). Also on November 18, 2014 pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 4,469,987 shares of its common stock from ING (the “November 2014 Direct Share Repurchase”) (the November 2014 Offering and the November 2014 Direct Share

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Repurchase collectively, the “November 2014 Transactions”). Upon completion of the November 2014 Transactions, ING's ownership of Voya Financial was reduced to 19%.

On March 9, 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 13,599,274 shares of its common stock from ING (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya Financial common stock. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial together with its subsidiaries, by the end of 2016.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2014, the Account had 92 investment divisions (the “Divisions”), 16 of which invest in an independently managed mutual fund portfolio and 76 of which invest in a mutual fund portfolio advised by affiliates, either Voya Investments, LLC (“VIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). All “ING” branded Trusts and Funds, were rebranded with “Voya” or “VY” as of May 1, 2014.

Investment Divisions with asset balances at December 31, 2014, and related Trusts are as follows:

American Funds Insurance Series®:
American Funds Insurance Series® Growth Fund - Class 2
American Funds Insurance Series® Growth-Income Fund - Class 2
American Funds Insurance Series® International Fund - Class 2
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® Variable Insurance Products II (continued):
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Money Market Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio - I Class
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I Shares
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Investors Trust:
Voya Global Resources Portfolio - Service Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Liquid Assets Portfolio - Initial Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
VY® FMR Diversified Mid Cap Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service 2 Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Institutional Class
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Initial Class
Voya Aggregate Bond Portfolio - Service Class
Voya Global Bond Portfolio - Service Class
Voya Solution 2015 Portfolio - Initial Class
Voya Solution 2015 Portfolio - Service Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class

Voya Partners, Inc. (continued):
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Initial Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Initial Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Fidelity® VIP Contrafund® Portfolio - Service Class
VY® Fidelity® VIP Equity-Income Portfolio - Service Class
VY® Fidelity® VIP Mid Cap Portfolio - Service Class
VY® Invesco Comstock Portfolio - Initial Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Small Company Portfolio - Class I
Voya Variable Products Trust:
Voya International Value Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I

Voya Variable Products Trust (continued):
Voya SmallCap Opportunities Portfolio - Class I
Wanger Advisors Trust:
Wanger Select
Wanger USA

The names of certain Divisions were changed during 2014. The following is a summary of current and former names for those Divisions excluding any name changes associated with rebranding from the “ING” brand to the new Voya brand:

Current Name
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Initial Class
Voya Aggregate Bond Portfolio - Service Class

Former Name
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
ING Partners, Inc.:
ING PIMCO Total Return Portfolio - Initial Class
ING PIMCO Total Return Portfolio - Service Class

During 2014, the following Divisions were closed to contract owners:

Voya Investors Trust:
VY® BlackRock Large Cap Growth Portfolio - Institutional Class
VY® BlackRock Large Cap Growth Portfolio - Service Class
VY® Marsico Growth Portfolio - Institutional Class
VY® Marsico Growth Portfolio - Service Class
VY® MFS Total Return Portfolio - Service Class
VY® MFS Total Return Portfolio - Service 2 Class

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2014 and for the years ended December 31, 2014 and 2013, were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.
The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2014 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2014. The Account had no financial liabilities as of December 31, 2014.
The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts.  These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed accumulation benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by ReliaStar Life

Certain charges and fees for various types of Contracts may be waived by ReliaStar Life. ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with the changes in the law.

5.	Related Party Transactions
During the year ended December 31, 2014, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to Voya Balanced Portfolio, Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreement provided for a fee at annual rates ranging from 0.10% to 0.80% of the average net assets of each respective Fund of the Trust.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 follow:

	Purchases	Sales
	(Dollars in thousands)
American Funds Insurance Series®:
American Funds Insurance Series® Growth Fund - Class 2	$1,581	$1,263
American Funds Insurance Series® Growth-Income Fund - Class 2	1,319	901
American Funds Insurance Series® International Fund - Class 2	715	685
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,493	4,280
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,968	7,301
Fidelity® VIP Index 500 Portfolio - Initial Class	4,202	10,923
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	684	1,716
Fidelity® VIP Money Market Portfolio - Initial Class	4,046	5,508
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	838	673
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	166	178
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio - I Class	488	642
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	103	13
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	5,225	1,728
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I Shares	1,080	628
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	10	35
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	818	650
Voya Investors Trust:
Voya Global Resources Portfolio - Service Class	910	1,281
Voya Large Cap Growth Portfolio - Institutional Class	18,558	3,481
Voya Large Cap Growth Portfolio - Service Class	284	26
Voya Large Cap Value Portfolio - Institutional Class	370	555
Voya Large Cap Value Portfolio - Service Class	107	66
Voya Limited Maturity Bond Portfolio - Service Class	624	1,017
Voya Liquid Assets Portfolio - Initial Class	414	507
Voya Multi-Manager Large Cap Core Portfolio - Service Class	239	55
Voya U.S. Stock Index Portfolio - Institutional Class	425	50
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	3,297	16,175
VY® BlackRock Large Cap Growth Portfolio - Service Class	32	131
VY® Clarion Global Real Estate Portfolio - Institutional Class	542	734
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	34	8
VY® FMR Diversified Mid Cap Portfolio - Service Class	616	494
VY® Invesco Growth and Income Portfolio - Service Class	2,915	2,909

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® Invesco Growth and Income Portfolio - Service 2 Class	$21	$15
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,526	925
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	2,623	3,305
VY® Marsico Growth Portfolio - Institutional Class	488	1,586
VY® Marsico Growth Portfolio - Service Class	43	133
VY® MFS Total Return Portfolio - Service Class	1,267	5,533
VY® MFS Total Return Portfolio - Service 2 Class	185	547
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	9,328	4,400
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	1,307	907
VY® T. Rowe Price Equity Income Portfolio - Service Class	107	151
VY® T. Rowe Price International Stock Portfolio - Institutional Class	493	1,907
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	8	45
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Initial Class	1,235	1,811
Voya Aggregate Bond Portfolio - Service Class	134	397
Voya Global Bond Portfolio - Service Class	34	39
Voya Solution 2015 Portfolio - Initial Class	741	886
Voya Solution 2015 Portfolio - Service Class	187	343
Voya Solution 2025 Portfolio - Initial Class	1,576	1,468
Voya Solution 2025 Portfolio - Service Class	212	348
Voya Solution 2035 Portfolio - Initial Class	1,375	221
Voya Solution 2035 Portfolio - Service Class	61	20
Voya Solution 2045 Portfolio - Initial Class	686	145
Voya Solution 2045 Portfolio - Service Class	87	174
Voya Solution Income Portfolio - Initial Class	113	286
Voya Solution Income Portfolio - Service Class	16	129
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	874	407
VY® American Century Small-Mid Cap Value Portfolio - Service Class	51	11
VY® Baron Growth Portfolio - Initial Class	735	727
VY® Baron Growth Portfolio - Service Class	20	30
VY® Columbia Contrarian Core Portfolio - Initial Class	369	179
VY® Columbia Contrarian Core Portfolio - Service Class	22	16
VY® Fidelity® VIP Contrafund® Portfolio - Service Class	129	265
VY® Fidelity® VIP Equity-Income Portfolio - Service Class	49	46
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	95	91
VY® Invesco Comstock Portfolio - Initial Class	635	1,136
VY® Invesco Comstock Portfolio - Service Class	9	60
VY® Invesco Equity and Income Portfolio - Initial Class	6,739	1,640
VY® Invesco Equity and Income Portfolio - Service Class	570	36
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	957	1,360
VY® JPMorgan Mid Cap Value Portfolio - Service Class	40	29
VY® Oppenheimer Global Portfolio - Initial Class	1,465	3,728
VY® Oppenheimer Global Portfolio - Service Class	78	163
VY® Pioneer High Yield Portfolio - Initial Class	1,109	703
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	3,921	6,061
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	61	13

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	$1,343	$699
VY® T. Rowe Price Growth Equity Portfolio - Service Class	133	173
VY® Templeton Foreign Equity Portfolio - Initial Class	544	555
VY® Templeton Foreign Equity Portfolio - Service Class	59	87
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	2,830	1,896
Voya Strategic Allocation Growth Portfolio - Class I	987	1,173
Voya Strategic Allocation Moderate Portfolio - Class I	2,057	1,798
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	1,116	777
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class I	446	506
Voya Index Plus MidCap Portfolio - Class I	804	1,010
Voya Index Plus SmallCap Portfolio - Class I	597	706
Voya International Index Portfolio - Class I	35	2
Voya International Index Portfolio - Class S	147	120
Voya Russell™ Large Cap Growth Index Portfolio - Class I	841	4,887
Voya Russell™ Large Cap Index Portfolio - Class I	245	1,063
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	258	257
Voya Small Company Portfolio - Class I	15	9
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	633	1,520
Voya MidCap Opportunities Portfolio - Class I	5,062	3,404
Voya SmallCap Opportunities Portfolio - Class I	1,828	2,502
Wanger Advisors Trust:
Wanger Select	666	571
Wanger USA	680	651

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

7.	Changes in Units
The net changes in units outstanding follow:

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series®:
American Funds Insurance Series® Growth Fund - Class 2	127,189	149,034	(21,845)	146,992	126,636	20,356
American Funds Insurance Series® Growth-Income Fund - Class 2	91,188	95,310	(4,122)	94,938	97,612	(2,674)
American Funds Insurance Series® International Fund - Class 2	102,237	98,893	3,344	107,741	115,958	(8,217)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	73,421	159,153	(85,732)	72,213	180,060	(107,847)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	108,755	227,459	(118,704)	127,607	277,778	(150,171)
Fidelity® VIP Index 500 Portfolio - Initial Class	186,342	385,936	(199,594)	182,393	392,314	(209,921)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	60,653	122,880	(62,227)	86,760	181,148	(94,388)
Fidelity® VIP Money Market Portfolio - Initial Class	497,923	601,999	(104,076)	526,828	601,460	(74,632)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	34,642	44,707	(10,065)	82,079	43,480	38,599
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	14,212	13,803	409	17,266	20,171	(2,905)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio - I Class	27,059	32,468	(5,409)	22,181	32,293	(10,112)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	2,855	804	2,051	2,906	1,241	1,665
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	401,419	168,341	233,078	189,204	289,593	(100,389)
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I Shares	54,307	41,990	12,317	43,549	26,486	17,063
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	—	1,799	(1,799)	34	1,655	(1,621)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	61,191	54,673	6,518	61,126	53,332	7,794

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust:
Voya Global Resources Portfolio - Service Class	97,695	123,304	(25,609)	92,570	110,434	(17,864)
Voya Large Cap Growth Portfolio - Institutional Class	1,146,365	256,779	889,586	86,165	182,351	(96,186)
Voya Large Cap Growth Portfolio - Service Class	17,834	1,595	16,239	2,287	2,971	(684)
Voya Large Cap Value Portfolio - Institutional Class	29,055	50,764	(21,709)	39,281	52,762	(13,481)
Voya Large Cap Value Portfolio - Service Class	8,147	6,093	2,054	60,309	531	59,778
Voya Limited Maturity Bond Portfolio - Service Class	75,948	107,006	(31,058)	102,538	106,073	(3,535)
Voya Liquid Assets Portfolio - Initial Class	46,083	53,169	(7,086)	59,600	87,408	(27,808)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	11,960	3,445	8,515	6,047	2,618	3,429
Voya U.S. Stock Index Portfolio - Institutional Class	19,158	4,578	14,580	15,845	15,260	585
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	—	1,215,188	(1,215,188)	66,721	147,273	(80,552)
VY® BlackRock Large Cap Growth Portfolio - Service Class	—	9,578	(9,578)	2,182	4,447	(2,265)
VY® Clarion Global Real Estate Portfolio - Institutional Class	60,028	75,092	(15,064)	68,193	56,251	11,942
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	854	534	320	1,552	2,619	(1,067)
VY® FMR Diversified Mid Cap Portfolio - Service Class	12,410	25,780	(13,370)	13,950	21,208	(7,258)
VY® Invesco Growth and Income Portfolio - Service Class	138,047	179,098	(41,051)	54,709	88,040	(33,331)
VY® Invesco Growth and Income Portfolio - Service 2 Class	690	858	(168)	515	5,475	(4,960)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	58,254	69,112	(10,858)	77,171	87,618	(10,447)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	57,932	171,105	(113,173)	71,236	169,701	(98,465)
VY® Marsico Growth Portfolio - Institutional Class	—	99,349	(99,349)	30,313	11,580	18,733
VY® Marsico Growth Portfolio - Service Class	—	7,194	(7,194)	573	365	208
VY® MFS Total Return Portfolio - Service Class	—	273,851	(273,851)	45,958	31,587	14,371
VY® MFS Total Return Portfolio - Service 2 Class	—	29,315	(29,315)	4,066	3,697	369
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	426,573	343,535	83,038	614,614	197,093	417,521
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	48,168	57,291	(9,123)	64,713	61,750	2,963
VY® T. Rowe Price Equity Income Portfolio - Service Class	2,623	6,856	(4,233)	3,117	8,440	(5,323)
VY® T. Rowe Price International Stock Portfolio - Institutional Class	58,645	146,043	(87,398)	70,630	139,122	(68,492)
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	777	4,128	(3,351)	770	2,055	(1,285)
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Initial Class	116,453	162,616	(46,163)	175,405	189,628	(14,223)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
Voya Aggregate Bond Portfolio - Service Class	10,546	30,123	(19,577)	13,843	18,149	(4,306)
Voya Global Bond Portfolio - Service Class	3,205	3,362	(157)	3,364	7,374	(4,010)
Voya Solution 2015 Portfolio - Initial Class	61,064	81,261	(20,197)	63,655	48,191	15,464
Voya Solution 2015 Portfolio - Service Class	11,250	24,867	(13,617)	12,882	9,563	3,319
Voya Solution 2025 Portfolio - Initial Class	114,135	132,279	(18,144)	99,105	44,950	54,155
Voya Solution 2025 Portfolio - Service Class	9,965	24,811	(14,846)	4,748	4,450	298
Voya Solution 2035 Portfolio - Initial Class	83,926	22,888	61,038	64,889	30,890	33,999
Voya Solution 2035 Portfolio - Service Class	1,598	1,647	(49)	1,843	7,580	(5,737)
Voya Solution 2045 Portfolio - Initial Class	35,179	13,710	21,469	36,847	20,111	16,736
Voya Solution 2045 Portfolio - Service Class	807	10,947	(10,140)	3,492	22,695	(19,203)
Voya Solution Income Portfolio - Initial Class	4,419	21,552	(17,133)	13,670	53,004	(39,334)
Voya Solution Income Portfolio - Service Class	791	9,343	(8,552)	1,376	4,672	(3,296)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	13,646	13,673	(27)	13,582	10,802	2,780
VY® American Century Small-Mid Cap Value Portfolio - Service Class	967	483	484	755	1,206	(451)
VY® Baron Growth Portfolio - Initial Class	27,849	28,582	(733)	35,654	34,165	1,489
VY® Baron Growth Portfolio - Service Class	1,003	1,501	(498)	1,686	3,889	(2,203)
VY® Columbia Contrarian Core Portfolio - Initial Class	10,166	12,328	(2,162)	12,608	10,264	2,344
VY® Columbia Contrarian Core Portfolio - Service Class	515	1,066	(551)	789	48	741
VY® Fidelity® VIP Contrafund® Portfolio - Service Class	9,274	15,645	(6,371)	13,755	25,312	(11,557)
VY® Fidelity® VIP Equity-Income Portfolio - Service Class	2,482	3,129	(647)	4,109	6,790	(2,681)
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	2,322	4,659	(2,337)	3,559	6,208	(2,649)
VY® Invesco Comstock Portfolio - Initial Class	32,765	57,403	(24,638)	112,397	87,551	24,846
VY® Invesco Comstock Portfolio - Service Class	539	3,720	(3,181)	481	2,255	(1,774)
VY® Invesco Equity and Income Portfolio - Initial Class	375,488	115,824	259,664	51,219	88,845	(37,626)
VY® Invesco Equity and Income Portfolio - Service Class	32,138	2,452	29,686	4,883	640	4,243
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	23,861	52,227	(28,366)	62,248	61,672	576
VY® JPMorgan Mid Cap Value Portfolio - Service Class	1,053	1,360	(307)	1,471	2,935	(1,464)
VY® Oppenheimer Global Portfolio - Initial Class	89,259	193,856	(104,597)	123,526	258,308	(134,782)
VY® Oppenheimer Global Portfolio - Service Class	2,790	7,922	(5,132)	4,348	7,726	(3,378)
VY® Pioneer High Yield Portfolio - Initial Class	59,941	51,988	7,953	96,606	92,242	4,364

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	99,561	347,246	(247,685)	140,196	391,504	(251,308)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	2,204	674	1,530	2,447	2,109	338
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	45,868	34,298	11,570	38,784	39,038	(254)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	2,654	6,244	(3,590)	3,039	4,054	(1,015)
VY® Templeton Foreign Equity Portfolio - Initial Class	75,554	83,200	(7,646)	94,839	79,316	15,523
VY® Templeton Foreign Equity Portfolio - Service Class	6,002	9,312	(3,310)	5,739	17,725	(11,986)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	181,596	130,156	51,440	153,741	88,799	64,942
Voya Strategic Allocation Growth Portfolio - Class I	58,207	71,482	(13,275)	92,785	69,392	23,393
Voya Strategic Allocation Moderate Portfolio - Class I	128,414	122,237	6,177	188,191	121,482	66,709
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	28,191	51,765	(23,574)	254,129	48,726	205,403
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class I	21,622	24,573	(2,951)	16,295	30,162	(13,867)
Voya Index Plus MidCap Portfolio - Class I	27,792	45,080	(17,288)	34,077	59,443	(25,366)
Voya Index Plus SmallCap Portfolio - Class I	31,211	33,871	(2,660)	39,718	39,903	(185)
Voya International Index Portfolio - Class I	2,552	86	2,466	1,297	66,644	(65,347)
Voya International Index Portfolio - Class S	12,107	9,514	2,593	77,331	7,943	69,388
Voya Russell™ Large Cap Growth Index Portfolio - Class I	87,029	281,255	(194,226)	112,085	357,247	(245,162)
Voya Russell™ Large Cap Index Portfolio - Class I	18,755	59,895	(41,140)	32,464	83,761	(51,297)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	13,382	12,434	948	17,441	7,339	10,102
Voya Small Company Portfolio - Class I	—	338	(338)	—	2,871	(2,871)
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	29,043	72,957	(43,914)	30,250	70,837	(40,587)
Voya MidCap Opportunities Portfolio - Class I	88,251	272,862	(184,611)	268,724	329,232	(60,508)
Voya SmallCap Opportunities Portfolio - Class I	21,825	64,382	(42,557)	35,294	63,435	(28,141)
Wanger Advisors Trust:
Wanger Select	16,663	33,047	(16,384)	19,680	35,803	(16,123)
Wanger USA	17,814	35,859	(18,045)	24,616	22,049	2,567

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ending December 31, 2014, 2013, 2012, 2011, and 2010, follows:

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
American Funds Insurance Series® Growth Fund - Class 2
2014		1,053	$13.87	$14,606	0.80%	1.40%	7.02%
2013		1,075	$12.96	$13,934	0.95%	1.40%	28.19%
2012		1,055	$10.11	$10,664	0.84%	1.40%	16.34%
2011		1,019	$8.69	$8,859	0.66%	1.40%	-5.65%
2010		906	$9.21	$8,340	0.73%	1.40%	17.03%
American Funds Insurance Series® Growth-Income Fund - Class 2
2014		760	$13.76	$10,458	1.30%	1.40%	9.12%
2013		764	$12.61	$9,638	1.38%	1.40%	31.63%
2012		767	$9.58	$7,348	1.68%	1.40%	15.84%
2011		764	$8.27	$6,321	1.69%	1.40%	-3.16%
2010		676	$8.54	$5,777	1.55%	1.40%	9.91%
American Funds Insurance Series® International Fund - Class 2
2014		763	$10.51	$8,017	1.40%	1.40%	-4.02%
2013		759	$10.95	$8,315	1.36%	1.40%	19.93%
2012		768	$9.13	$7,008	1.53%	1.40%	16.31%
2011		758	$7.85	$5,950	1.95%	1.40%	-15.14%
2010		679	$9.25	$6,281	2.10%	1.40%	5.71%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2014		1,016	$32.54	$33,066	2.80%	1.40%	7.18%
2013		1,102	$30.36	$33,446	2.51%	1.40%	26.39%
2012		1,209	$24.02	$29,052	3.11%	1.40%	15.65%
2011		1,343	$20.77	$27,893	2.44%	1.40%	-0.43%
2010		1,515	$20.86	$31,601	1.73%	1.40%	13.55%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	Expense RatioC	(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2014		1,623		$49.53		$80,366	0.94%	1.40%		10.39%
2013		1,741		$44.87		$78,130	1.06%	1.40%		29.46%
2012		1,891		$34.66		$65,557	1.36%	1.40%		14.81%
2011		2,070		$30.19		$62,488	1.00%	1.40%		-3.88%
2010		2,257		$31.41		$70,904	1.17%	1.40%		15.61%
Fidelity® VIP Index 500 Portfolio - Initial Class
2014		2,393		$37.53		$89,828	1.59%	1.40%		12.00%
2013		2,593		$33.51		$86,898	1.89%	1.40%		30.39%
2012		2,803		$25.70		$72,040	2.11%	1.40%		14.32%
2011		3,057		$22.48		$68,716	1.92%	1.40%		0.63%
2010		3,358		$22.34		$75,026	1.85%	1.40%		13.40%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2014		713		$18.43		$13,135	2.13%	1.40%		4.36%
2013		775		$17.66		$13,685	2.25%	1.40%		-3.13%
2012		869		$18.23		$15,848	2.34%	1.40%		4.41%
2011		881		$17.46		$15,389	3.14%	1.40%		5.88%
2010		973		$16.49		$16,041	3.55%	1.40%		6.25%
Fidelity® VIP Money Market Portfolio - Initial Class
2014		500	$10.05	to	$13.01	$6,497	0.01%	1.40%	-1.37%	to	-1.36%
2013		604	$10.19	to	$13.19	$7,959	0.02%	1.40%	-1.45%	to	-1.35%
2012		679	$10.34	to	$13.37	$9,063	0.13%	1.40%	-1.26%	to	-1.24%
2011		674	$10.47	to	$13.54	$9,111	0.11%	1.40%	-1.31%	to	-1.23%
2010		700	$10.60	to	$13.72	$9,588	0.18%	1.40%	-1.21%	to	-1.15%
Franklin Small Cap Value VIP Fund - Class 2
2014		259		$19.13		$4,964	0.63%	1.40%		-0.83%
2013		270		$19.29		$5,199	1.17%	1.40%		34.33%
2012		231		$14.36		$3,316	0.78%	1.40%		16.75%
2011		229		$12.30		$2,815	0.74%	1.40%		-5.09%
2010		219		$12.96		$2,840	0.77%	1.40%		26.44%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2014		136	$16.70	$2,277	0.46%	1.40%	9.94%
2013		136	$15.19	$2,064	0.43%	1.40%	28.51%
2012		139	$11.82	$1,641	0.71%	1.40%	13.00%
2011		139	$10.46	$1,453	0.21%	1.40%	-5.34%
2010		128	$11.05	$1,415	0.39%	1.40%	23.60%
Neuberger Berman AMT Socially Responsive Portfolio - I Class
2014		209	$23.73	$4,953	0.35%	1.40%	8.85%
2013		214	$21.80	$4,668	0.70%	1.40%	35.74%
2012		224	$16.06	$3,602	0.23%	1.40%	9.40%
2011		224	$14.68	$3,286	0.36%	1.40%	-4.43%
2010		221	$15.36	$3,396	0.03%	1.40%	21.14%
Oppenheimer Main Street Small Cap Fund®/VA
2014		18	$21.66	$398	0.84%	1.40%	10.34%
2013		16	$19.63	$320	0.76%	1.40%	39.12%
2012		15	$14.11	$206	0.57%	1.40%	16.32%
2011		12	$12.13	$147	0.71%	1.40%	-3.58%
2010		11	$12.58	$136	0.77%	1.40%	21.66%
PIMCO Real Return Portfolio - Administrative Class
2014		1,156	$14.40	$16,647	1.29%	1.40%	1.62%
2013		923	$14.17	$13,073	1.65%	1.40%	-10.49%
2012		1,023	$15.83	$16,194	1.05%	1.40%	7.25%
2011		703	$14.76	$10,375	5.21%	1.40%	10.15%
2010		576	$13.40	$7,714	1.40%	1.40%	6.60%
Pioneer High Yield VCT Portfolio - Class I Shares
2014		188	$16.95	$3,189	4.96%	1.40%	-1.28%
2013		176	$17.17	$3,019	5.32%	1.40%	10.49%
2012		159	$15.54	$2,468	9.11%	1.40%	14.43%
2011		132	$13.58	$1,792	5.80%	1.40%	-3.00%
2010		131	$14.00	$1,828	5.55%	1.40%	16.38%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Balanced Portfolio - Class I
2014		39	$14.81	$584	1.71%	1.40%	4.74%
2013		41	$14.14	$583	2.16%	1.40%	15.05%
2012		43	$12.29	$527	3.27%	1.40%	12.14%
2011		52	$10.96	$575	2.92%	1.40%	-2.75%
2010		64	$11.27	$726	2.78%	1.40%	12.59%
Voya Intermediate Bond Portfolio - Class I
2014		301	$13.86	$4,167	3.36%	1.40%	5.16%
2013		294	$13.18	$3,875	3.45%	1.40%	-1.49%
2012		286	$13.38	$3,830	4.92%	1.40%	7.82%
2011		242	$12.41	$2,998	4.75%	1.40%	6.07%
2010		219	$11.70	$2,565	5.17%	1.40%	8.33%
Voya Global Resources Portfolio - Service Class
2014		618	$11.26	$6,957	1.14%	1.40%	-12.98%
2013		644	$12.94	$8,330	0.95%	1.40%	12.03%
2012		662	$11.55	$7,642	0.76%	1.40%	-4.23%
2011		705	$12.06	$8,497	0.59%	1.40%	-10.40%
2010		678	$13.46	$9,123	0.88%	1.40%	19.96%
Voya Large Cap Growth Portfolio - Institutional Class
2014		2,195	$16.67	$36,596	0.35%	1.40%	12.03%
2013		1,305	$14.88	$19,425	0.53%	1.40%	29.05%
2012		1,402	$11.53	$16,161	0.56%	1.40%	16.46%
2011	01/21/2011	1,534	$9.90	$15,187	(a)	1.40%	(a)
2010		(a)	(a)	(a)	(a)	(a)	(a)
Voya Large Cap Growth Portfolio - Service Class
2014		24	$16.50	$393	-	1.40%	11.79%
2013		8	$14.76	$112	-	1.40%	28.80%
2012		8	$11.46	$95	-	1.40%	16.23%
2011	01/21/2011	5	$9.86	$45	(a)	1.40%	(a)
2010		(a)	(a)	(a)	(a)	(a)	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Large Cap Value Portfolio - Institutional Class
2014		256	$13.44	$3,439	2.07%	1.40%	8.56%
2013		278	$12.38	$3,437	2.47%	1.40%	29.09%
2012		291	$9.59	$2,792	2.64%	1.40%	13.09%
2011		287	$8.48	$2,433	1.14%	1.40%	2.05%
2010		215	$8.31	$1,790	2.45%	1.40%	17.71%
Voya Large Cap Value Portfolio - Service Class
2014		62	$11.98	$741	2.00%	1.40%	8.22%
2013	09/06/2013	60	$11.07	$662	(b)	1.40%	(b)
2012		(b)	(b)	(b)	(b)	(b)	(b)
2011		(b)	(b)	(b)	(b)	(b)	(b)
2010		(b)	(b)	(b)	(b)	(b)	(b)
Voya Limited Maturity Bond Portfolio - Service Class
2014		554	$11.14	$6,176	0.71%	1.40%	-0.71%
2013		585	$11.22	$6,569	0.86%	1.40%	-0.71%
2012		589	$11.30	$6,656	0.76%	1.40%	0.09%
2011		595	$11.29	$6,714	3.07%	1.4%	-0.27%
2010		669	$11.32	$7,567	3.74%	1.4%	1.71%
Voya Liquid Assets Portfolio - Initial Class
2014		137	$10.21	$1,398	-	1.40%	-1.35%
2013		144	$10.35	$1,491	-	1.40%	-1.33%
2012		172	$10.49	$1,802	0.11%	1.40%	-1.32%
2011		165	$10.63	$1,756	-	1.4%	-1.39%
2010		140	$10.78	$1,505	0.06%	1.4%	-1.28%
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2014		39	$17.59	$681	1.04%	1.40%	13.41%
2013		30	$15.51	$469	0.76%	1.40%	28.50%
2012		27	$12.07	$323	1.29%	1.40%	8.74%
2011		27	$11.10	$295	1.38%	1.40%	-5.85%
2010		24	$11.79	$283	1.23%	1.40%	14.24%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya U.S. Stock Index Portfolio - Institutional Class
2014		82	$18.01	$1,476	2.03%	1.40%	11.79%
2013		67	$16.11	$1,085	1.99%	1.4%	30.13%
2012		67	$12.38	$827	2.02%	1.4%	14.21%
2011		61	$10.84	$657	2.22%	1.4%	0.37%
2010		48	$10.80	$513	1.55%	1.4%	13.21%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2014		399	$13.41	$5,352	1.32%	1.40%	12.50%
2013		414	$11.92	$4,938	5.82%	1.40%	2.49%
2012		402	$11.63	$4,679	0.80%	1.40%	24.25%
2011		385	$9.36	$3,603	3.82%	1.40%	-6.40%
2010		393	$10.00	$3,933	8.72%	1.40%	14.68%
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
2014		9	$16.60	$142	0.73%	1.40%	4.80%
2013		8	$15.84	$131	0.83%	1.40%	34.47%
2012		9	$11.78	$110	0.93%	1.40%	13.38%
2011		10	$10.39	$105	-	1.40%	-11.95%
2010		10	$11.80	$119	-	1.40%	26.75%
VY® FMR Diversified Mid Cap Portfolio - Service Class
2014		116	$21.74	$2,525	0.23%	1.40%	4.52%
2013		129	$20.80	$2,693	0.46%	1.40%	34.19%
2012		137	$15.50	$2,120	0.64%	1.40%	12.97%
2011		143	$13.72	$1,968	0.20%	1.40%	-12.16%
2010		133	$15.62	$2,077	0.17%	1.40%	26.58%
VY® Invesco Growth and Income Portfolio - Service Class
2014		636	$18.23	$11,602	1.18%	1.40%	8.58%
2013		677	$16.79	$11,374	1.31%	1.40%	32.10%
2012		711	$12.71	$9,034	1.86%	1.40%	12.98%
2011		764	$11.25	$8,597	1.23%	1.40%	-3.60%
2010		830	$11.67	$9,681	0.24%	1.40%	10.93%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® Invesco Growth and Income Portfolio - Service 2 Class
2014		9	$17.81	$156	0.66%	1.40%	8.40%
2013		9	$16.43	$147	1.25%	1.40%	31.86%
2012		14	$12.46	$173	1.94%	1.40%	12.86%
2011		12	$11.04	$137	0.81%	1.40%	-3.75%
2010		10	$11.47	$111	-	1.40%	10.82%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2014		418	$21.13	$8,827	0.93%	1.40%	-0.52%
2013		428	$21.24	$9,101	0.86%	1.40%	-7.05%
2012		439	$22.85	$10,029	-	1.40%	17.48%
2011		461	$19.45	$8,966	0.88%	1.40%	-19.43%
2010		461	$24.14	$11,117	0.50%	1.40%	18.62%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2014		1,086	$23.69	$25,721	0.55%	1.40%	7.10%
2013		1,199	$22.12	$26,519	0.95%	1.40%	37.48%
2012		1,297	$16.09	$20,874	0.40%	1.40%	17.27%
2011		1,442	$13.72	$19,786	0.57%	1.40%	-2.42%
2010		1,589	$14.06	$22,337	0.43%	1.40%	25.31%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2014		1,999	$20.66	$41,304	1.35%	1.40%	10.60%
2013		1,916	$18.68	$35,794	1.22%	1.40%	20.52%
2012		1,499	$15.50	$23,229	1.71%	1.40%	12.89%
2011		1,308	$13.73	$17,954	1.98%	1.40%	1.48%
2010		1,138	$13.53	$15,396	1.63%	1.40%	12.38%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
2014		369	$21.08	$7,784	2.17%	1.40%	6.30%
2013		378	$19.83	$7,504	1.94%	1.40%	28.18%
2012		375	$15.47	$5,808	2.32%	1.40%	15.79%
2011		380	$13.36	$5,076	2.29%	1.40%	-1.98%
2010		370	$13.63	$5,047	1.89%	1.40%	13.58%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Service Class
2014		29	$22.86	$664	1.74%	1.40%	5.93%
2013		33	$21.58	$718	1.61%	1.40%	28.00%
2012		39	$16.86	$651	2.26%	1.40%	15.56%
2011		34	$14.59	$501	2.01%	1.40%	-2.28%
2010		33	$14.93	$494	1.74%	1.40%	13.36%
VY® T. Rowe Price International Stock Portfolio - Institutional Class
2014		867	$15.61	$13,530	1.39%	1.40%	-2.19%
2013		954	$15.96	$15,228	1.32%	1.40%	12.95%
2012		1,023	$14.13	$14,450	0.54%	1.40%	17.36%
2011		1,119	$12.04	$13,469	3.87%	1.40%	-13.26%
2010		1,232	$13.88	$17,097	1.66%	1.40%	12.39%
Voya Money Market Portfolio - Class I
2014		21	$10.20	$211	-	1.40%	-1.35%
2013		24	$10.34	$248	-	1.40%	-1.43%
2012		25	$10.49	$265	-	1.40%	-1.32%
2011		19	$10.63	$204	-	1.40%	-1.39%
2010		37	$10.78	$396	-	1.40%	-1.19%
Voya Aggregate Bond Portfolio - Initial Class
2014		1,001	$15.38	$15,402	2.09%	1.40%	3.92%
2013		1,048	$14.80	$15,504	3.60%	1.40%	-3.01%
2012		1,062	$15.26	$16,203	3.31%	1.40%	6.71%
2011		957	$14.30	$13,690	3.18%	1.40%	2.00%
2010		876	$14.02	$12,287	3.62%	1.40%	6.37%
Voya Aggregate Bond Portfolio - Service Class
2014		90	$14.04	$1,261	1.75%	1.40%	3.69%
2013		109	$13.54	$1,481	3.32%	1.40%	-3.29%
2012		114	$14.00	$1,591	3.07%	1.40%	6.38%
2011		107	$13.16	$1,406	3.50%	1.40%	1.86%
2010		86	$12.92	$1,108	3.49%	1.40%	6.08%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Global Bond Portfolio - Service Class
2014		27	$13.09	$360	0.55%	1.40%	-1.21%
2013		28	$13.25	$366	1.73%	1.40%	-5.63%
2012		32	$14.04	$445	6.16%	1.40%	6.12%
2011		33	$13.23	$432	6.56%	1.40%	2.08%
2010		35	$12.96	$452	3.04%	1.40%	13.98%
Voya Solution 2015 Portfolio - Initial Class
2014		379	$11.84	$4,492	2.79%	1.40%	4.50%
2013		399	$11.33	$4,525	3.48%	1.40%	7.90%
2012		384	$10.50	$4,031	4.41%	1.40%	10.18%
2011		309	$9.53	$2,948	3.52%	1.40%	-1.85%
2010		257	$9.71	$2,499	2.49%	1.40%	9.97%
Voya Solution 2015 Portfolio - Service Class
2014		103	$13.85	$1,423	2.56%	1.40%	4.29%
2013		116	$13.28	$1,545	3.20%	1.40%	7.53%
2012		113	$12.35	$1,396	4.2%	1.40%	9.97%
2011		101	$11.23	$1,129	3.33%	1.40%	-2.09%
2010		85	$11.47	$975	2.33%	1.40%	9.66%
Voya Solution 2025 Portfolio - Initial Class
2014		502	$11.93	$5,995	2.14%	1.40%	4.37%
2013		521	$11.43	$5,953	2.53%	1.40%	14.87%
2012		467	$9.95	$4,643	2.76%	1.40%	12.30%
2011		451	$8.86	$3,992	2.38%	1.40%	-4.32%
2010		385	$9.26	$3,568	1.80%	1.40%	12.52%
Voya Solution 2025 Portfolio - Service Class
2014		83	$14.46	$1,197	2.04%	1.40%	4.10%
2013		98	$13.89	$1,356	2.21%	1.40%	14.70%
2012		97	$12.11	$1,179	2.71%	1.40%	11.82%
2011		96	$10.83	$1,037	2.19%	1.40%	-4.41%
2010		86	$11.33	$973	1.41%	1.40%	12.18%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Solution 2035 Portfolio - Initial Class
2014		424	$12.10	$5,134	2.29%	1.40%	4.49%
2013		363	$11.58	$4,207	2.10%	1.40%	19.01%
2012		329	$9.73	$3,204	2.36%	1.40%	13.80%
2011		278	$8.55	$2,380	1.84%	1.40%	-5.73%
2010		205	$9.07	$1,856	1.41%	1.40%	13.09%
Voya Solution 2035 Portfolio - Service Class
2014		31	$15.15	$472	1.95%	1.40%	4.27%
2013		31	$14.53	$453	1.77%	1.40%	18.61%
2012		37	$12.25	$452	2.19%	1.40%	13.53%
2011		34	$10.79	$371	1.59%	1.40%	-5.93%
2010		33	$11.47	$382	1.19%	1.40%	12.89%
Voya Solution 2045 Portfolio - Initial Class
2014		244	$12.08	$2,953	1.92%	1.40%	4.86%
2013		223	$11.52	$2,569	1.86%	1.40%	22.03%
2012		206	$9.44	$1,947	2.04%	1.40%	14.15%
2011		167	$8.27	$1,381	1.51%	1.40%	-6.34%
2010		128	$8.83	$1,131	0.95%	1.40%	13.94%
Voya Solution 2045 Portfolio - Service Class
2014		39	$15.59	$601	1.66%	1.40%	4.63%
2013		49	$14.90	$725	1.41%	1.40%	21.73%
2012		68	$12.24	$831	1.86%	1.40%	13.86%
2011		63	$10.75	$677	1.20%	1.40%	-6.44%
2010		57	$11.49	$656	1.14%	1.40%	13.54%
Voya Solution Income Portfolio - Initial Class
2014		203	$12.40	$2,520	2.92%	1.40%	4.55%
2013		220	$11.86	$2,613	3.44%	1.40%	5.80%
2012		260	$11.21	$2,911	4.87%	1.40%	8.52%
2011		283	$10.33	$2,923	4.31%	1.40%	-0.77%
2010		298	$10.41	$3,104	3.49%	1.40%	8.32%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Solution Income Portfolio - Service Class
2014		11	$13.68	$151	2.94%	1.40%	4.35%
2013		20	$13.11	$257	2.96%	1.40%	5.47%
2012		23	$12.43	$284	5.30%	1.40%	8.18%
2011		18	$11.49	$207	5.01%	1.40%	-1.03%
2010		13	$11.61	$152	2.89%	1.40%	8.10%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2014		94	$35.00	$3,304	1.56%	1.40%	11.18%
2013		94	$31.48	$2,972	1.27%	1.40%	29.98%
2012		92	$24.22	$2,219	1.36%	1.40%	14.95%
2011		91	$21.07	$1,913	1.29%	1.40%	-4.31%
2010		89	$22.02	$1,958	1.19%	1.40%	20.66%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2014		10	$22.01	$217	1.49%	1.40%	10.94%
2013		9	$19.84	$186	1.19%	1.40%	29.50%
2012		10	$15.32	$150	0.73%	1.40%	14.76%
2011		9	$13.35	$125	0.81%	1.40%	-4.51%
2010		9	$13.98	$123	1.08%	1.40%	20.31%
VY® Baron Growth Portfolio - Initial Class
2014		188	$34.81	$6,550	0.29%	1.40%	3.08%
2013		189	$33.77	$6,378	1.46%	1.40%	37.33%
2012		187	$24.59	$4,608	-	1.40%	18.28%
2011		197	$20.79	$4,092	-	1.40%	1.02%
2010		190	$20.58	$3,917	-	1.40%	25.03%
VY® Baron Growth Portfolio - Service Class
2014		12	$20.46	$252	-	1.40%	2.92%
2013		13	$19.88	$255	1.27%	1.40%	36.91%
2012		15	$14.52	$218	-	1.40%	17.95%
2011		17	$12.31	$207	-	1.40%	0.82%
2010		19	$12.21	$227	-	1.40%	24.72%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® Columbia Contrarian Core Portfolio - Initial Class
2014		117	$17.25	$2,022	0.93%	1.40%	11.51%
2013		119	$15.47	$1,846	1.62%	1.40%	33.36%
2012		117	$11.60	$1,357	0.55%	1.40%	11.00%
2011		113	$10.45	$1,178	1.25%	1.40%	-5.86%
2010		110	$11.10	$1,216	0.65%	1.40%	10.78%
VY® Columbia Contrarian Core Portfolio - Service Class
2014		8	$16.02	$125	0.82%	1.40%	11.25%
2013		8	$14.40	$120	0.99%	1.40%	32.84%
2012		8	$10.84	$82	-	1.40%	10.73%
2011		6	$9.79	$63	1.20%	1.40%	-6.05%
2010		10	$10.42	$103	-	1.40%	10.50%
VY® Fidelity® VIP Contrafund® Portfolio - Service Class
2014		103	$19.55	$2,023	0.55%	1.40%	9.83%
2013		110	$17.80	$1,956	0.83%	1.40%	28.61%
2012		121	$13.84	$1,680	0.49%	1.40%	14.19%
2011		128	$12.12	$1,557	0.74%	1.40%	-4.42%
2010		133	$12.68	$1,685	0.81%	1.40%	15.06%
VY® Fidelity® VIP Equity-Income Portfolio - Service Class
2014		28	$15.33	$425	4.08%	1.40%	6.61%
2013		28	$14.38	$408	3.93%	1.40%	25.70%
2012		31	$11.44	$355	2.31%	1.40%	15.09%
2011		34	$9.94	$338	1.49%	1.40%	-1.09%
2010		33	$10.05	$335	1.58%	1.40%	13.05%
VY® Fidelity® VIP Mid Cap Portfolio - Service Class
2014		22	$21.06	$473	4.93%	1.40%	4.26%
2013		25	$20.20	$501	-	1.40%	33.51%
2012		27	$15.13	$416	-	1.40%	12.66%
2011		31	$13.43	$422	0.22%	1.40%	-12.34%
2010		32	$15.32	$496	0.47%	1.40%	26.30%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® Invesco Comstock Portfolio - Initial Class
2014		294	$24.70	$7,272	2.10%	1.40%	7.86%
2013		319	$22.90	$7,306	1.07%	1.40%	33.61%
2012		294	$17.14	$5,042	1.50%	1.40%	17.16%
2011		332	$14.63	$4,850	1.72%	1.40%	-3.18%
2010		325	$15.11	$4,911	1.57%	1.40%	13.78%
VY® Invesco Comstock Portfolio - Service Class
2014		11	$16.71	$179	1.52%	1.40%	7.60%
2013		14	$15.53	$215	1.01%	1.40%	33.19%
2012		16	$11.66	$182	1.18%	1.40%	16.95%
2011		16	$9.97	$158	1.04%	1.40%	-3.39%
2010		22	$10.32	$226	1.45%	1.40%	13.53%
VY® Invesco Equity and Income Portfolio - Initial Class
2014		895	$17.96	$16,070	1.84%	1.40%	7.42%
2013		635	$16.72	$10,616	1.42%	1.40%	23.21%
2012		673	$13.57	$9,127	2.34%	1.40%	11.23%
2011		726	$12.20	$8,853	2.22%	1.40%	-2.48%
2010		780	$12.51	$9,762	1.79%	1.40%	10.81%
VY® Invesco Equity and Income Portfolio - Service Class
2014		50	$17.36	$863	2.02%	1.40%	7.16%
2013		20	$16.20	$324	1.50%	1.40%	22.91%
2012		16	$13.18	$208	2.03%	1.40%	10.94%
2011		16	$11.88	$186	2.09%	1.40%	-2.70%
2010		16	$12.21	$197	1.44%	1.40%	10.50%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2014		266	$33.86	$8,995	1.05%	1.40%	13.66%
2013		294	$29.79	$8,759	0.85%	1.40%	30.09%
2012		293	$22.90	$6,720	0.95%	1.40%	18.65%
2011		308	$19.30	$5,948	1.10%	1.40%	0.63%
2010		307	$19.18	$5,892	0.98%	1.40%	21.62%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2014		16		$21.84		$346	0.91%	1.40%		13.40%
2013		16		$19.26		$311	0.70%	1.40%		29.70%
2012		18		$14.85		$262	0.80%	1.40%		18.42%
2011		19		$12.54		$235	0.73%	1.40%		0.40%
2010		25		$12.49		$315	0.71%	1.40%		21.26%
VY® Oppenheimer Global Portfolio - Initial Class
2014		1,535		$26.15		$40,130	1.17%	1.40%		0.89%
2013		1,639		$25.92		$42,483	1.35%	1.40%		25.40%
2012		1,774		$20.67		$36,664	1.30%	1.40%		19.96%
2011		1,964		$17.23		$33,834	1.51%	1.40%		-9.41%
2010		2,161		$19.02		$41,101	1.58%	1.40%		14.44%
VY® Oppenheimer Global Portfolio - Service Class
2014		29		$17.70		$511	1.08%	1.40%		0.68%
2013		34		$17.58		$598	1.25%	1.40%		25.04%
2012		37		$14.06		$526	1.02%	1.40%		19.66%
2011		39		$11.75		$455	1.34%	1.40%		-9.62%
2010		34		$13.00		$439	1.66%	1.40%		14.14%
VY® Pioneer High Yield Portfolio - Initial Class
2014		403		$18.31		$7,383	4.91%	1.40%		-1.03%
2013		395		$18.50		$7,313	4.97%	1.40%		10.78%
2012		391		$16.70		$6,529	5.97%	1.40%		14.62%
2011		387		$14.57		$5,634	6.02%	1.40%		-2.15%
2010		407		$14.89		$6,055	5.47%	1.40%		17.43%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2014		2,421	$20.98	to	$21.91	$53,055	0.26%	1.40%	9.84%	to	10.27%
2013		2,669	$19.10	to	$19.87	$53,035	0.29%	1.40%	33.36%	to	33.38%
2012		2,920	$14.32	to	$14.90	$43,514	0.51%	1.40%	14.44%	to	14.47%
2011		3,228	$12.51	to	$13.02	$42,021	0.34%	1.40%	-5.03%	to	-5.01%
2010		3,558	$13.17	to	$13.71	$48,780	0.28%	1.40%	26.63%	to	26.71%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2014		16	$21.29	$351	-	1.40%	10.14%
2013		15	$19.33	$289	-	1.40%	32.85%
2012		15	$14.55	$213	0.51%	1.40%	14.21%
2011		14	$12.74	$182	-	1.40%	-5.21%
2010		12	$13.44	$158	-	1.40%	26.32%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2014		239	$27.36	$6,526	-	1.40%	7.17%
2013		227	$25.53	$5,794	0.02%	1.40%	37.33%
2012		227	$18.59	$4,224	0.18%	1.40%	17.21%
2011		229	$15.86	$3,634	-	1.40%	-2.40%
2010		244	$16.25	$3,965	0.03%	1.40%	15.25%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2014		24	$19.62	$464	-	1.40%	6.86%
2013		27	$18.36	$500	-	1.40%	37.01%
2012		28	$13.40	$378	-	1.40%	16.93%
2011		20	$11.46	$228	-	1.40%	-2.63%
2010		16	$11.77	$188	-	1.40%	14.94%
VY® Templeton Foreign Equity Portfolio - Initial Class
2014		618	$9.71	$6,005	2.52%	1.40%	-7.87%
2013		626	$10.54	$6,600	1.50%	1.40%	18.56%
2012		611	$8.89	$5,429	2.19%	1.40%	17.28%
2011		175	$7.58	$1,326	2.01%	1.40%	-13.17%
2010		145	$8.73	$1,267	2.26%	1.40%	7.25%
VY® Templeton Foreign Equity Portfolio - Service Class
2014		55	$9.54	$524	2.30%	1.40%	-8.18%
2013		58	$10.39	$605	1.31%	1.40%	18.34%
2012		70	$8.78	$616	2.02%	1.40%	16.91%
2011		24	$7.51	$178	1.62%	1.40%	-13.38%
2010		22	$8.67	$193	1.92%	1.40%	7.04%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Strategic Allocation Conservative Portfolio - Class I
2014		437	$16.92	$7,388	2.66%	1.40%	5.09%
2013		385	$16.10	$6,199	2.34%	1.40%	10.58%
2012		320	$14.56	$4,660	2.65%	1.40%	10.72%
2011		307	$13.15	$4,033	4.28%	1.40%	0.38%
2010		285	$13.10	$3,727	3.97%	1.40%	9.53%
Voya Strategic Allocation Growth Portfolio - Class I
2014		457	$19.51	$8,915	1.99%	1.40%	5.06%
2013		470	$18.57	$8,730	1.65%	1.40%	20.66%
2012		447	$15.39	$6,875	1.52%	1.40%	13.41%
2011		434	$13.57	$5,888	2.64%	1.40%	-4.23%
2010		382	$14.17	$5,415	3.40%	1.40%	11.49%
Voya Strategic Allocation Moderate Portfolio - Class I
2014		834	$18.19	$15,163	2.27%	1.40%	5.21%
2013		827	$17.29	$14,306	2.04%	1.40%	14.96%
2012		761	$15.04	$11,441	2.02%	1.40%	11.99%
2011		681	$13.43	$9,142	3.32%	1.40%	-1.97%
2010		604	$13.70	$8,273	3.76%	1.40%	10.48%
Voya Growth and Income Portfolio - Class I
2014		363	$18.07	$6,564	1.97%	1.40%	9.18%
2013		387	$16.55	$6,402	1.79%	1.40%	28.79%
2012		181	$12.85	$2,332	1.89%	1.40%	14.22%
2011		187	$11.25	$2,106	1.30%	1.40%	-1.66%
2010		193	$11.44	$2,209	1.21%	1.40%	12.49%
Voya Index Plus LargeCap Portfolio - Class I
2014		173	$22.59	$3,913	1.47%	1.40%	12.28%
2013		176	$20.12	$3,545	1.80%	1.40%	31.07%
2012		190	$15.35	$2,917	1.66%	1.40%	12.87%
2011		192	$13.60	$2,611	2.37%	1.40%	-1.45%
2010		203	$13.80	$2,799	1.94%	1.40%	12.38%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Index Plus MidCap Portfolio - Class I
2014		267	$28.69	$7,672	0.76%	1.40%	8.06%
2013		285	$26.55	$7,561	1.13%	1.40%	32.68%
2012		310	$20.01	$6,206	0.92%	1.40%	16.07%
2011		331	$17.24	$5,704	0.83%	1.40%	-2.54%
2010		369	$17.69	$6,530	1.07%	1.40%	20.26%
Voya Index Plus SmallCap Portfolio - Class I
2014		192	$27.33	$5,238	0.64%	1.40%	3.96%
2013		194	$26.29	$5,107	0.94%	1.40%	40.74%
2012		194	$18.68	$3,632	0.57%	1.40%	10.79%
2011		202	$16.86	$3,413	0.85%	1.40%	-2.09%
2010		224	$17.22	$3,849	0.72%	1.40%	21.10%
Voya International Index Portfolio - Class I
2014		7	$12.87	$91	1.30%	1.40%	-7.28%
2013		5	$13.88	$63	0.23%	1.40%	18.73%
2012		70	$11.69	$817	2.60%	1.40%	17.02%
2011		64	$9.99	$642	2.62%	1.40%	-13.36%
2010		70	$11.53	$808	3.59%	1.40%	6.37%
Voya International Index Portfolio - Class S
2014		76	$12.93	$982	0.60%	1.40%	-7.44%
2013		73	$13.97	$1,025	3.55%	1.40%	20.43%
2012		4	$11.60	$46	2.44%	1.40%	16.82%
2011		4	$9.93	$36	2.27%	1.40%	-13.65%
2010		5	$11.50	$52	4.21%	1.40%	6.19%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2014		2,040	$21.99	$44,861	1.30%	1.40%	11.51%
2013		2,234	$19.72	$44,054	1.46%	1.40%	30.17%
2012		2,479	$15.15	$37,559	1.22%	1.40%	12.89%
2011		2,707	$13.42	$36,330	1.28%	1.40%	2.76%
2010		3,049	$13.06	$39,815	0.66%	1.40%	11.24%
95

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Russell™ Large Cap Index Portfolio - Class I
2014		403		$21.73		$8,759	1.58%	1.40%		11.32%
2013		444		$19.52		$8,670	1.64%	1.40%		30.22%
2012		495		$14.99		$7,427	2.45%	1.40%		13.99%
2011		549		$13.15		$7,215	1.64%	1.40%		1.15%
2010		638		$13.00		$8,288	3.36%	1.40%		10.64%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2014		71		$22.75		$1,622	0.19%	1.40%		9.53%
2013		70		$20.77		$1,461	0.67%	1.40%		33.06%
2012		60		$15.61		$941	0.33%	1.40%		13.86%
2011		63		$13.71		$864	0.36%	1.40%		-3.52%
2010		58		$14.21		$825	0.29%	1.40%		24.10%
Voya Small Company Portfolio - Class I
2014		6		$22.09		$136	-	1.40%		5.04%
2013		6		$21.03		$136	0.71%	1.40%		35.85%
2012		9		$15.48		$145	0.71%	1.40%		12.91%
2011		10		$13.71		$135	0.66%	1.40%		-3.86%
2010		12		$14.26		$168	0.91%	1.40%		22.72%
Voya International Value Portfolio - Class I
2014		406		$22.98		$9,325	3.34%	1.40%		-6.24%
2013		450		$24.51		$11,024	2.57%	1.40%		19.50%
2012		490		$20.51		$10,057	2.56%	1.40%		17.60%
2011		540		$17.44		$9,424	2.58%	1.40%		-16.15%
2010		620		$20.80		$12,895	1.99%	1.40%		1.07%
Voya MidCap Opportunities Portfolio - Class I
2014		2,014	$15.71	to	$28.20	$31,641	0.39%	1.40%	7.35%	to	7.38%
2013		2,200	$14.63	to	$26.27	$32,181	0.03%	1.40%	30.11%	to	30.16%
2012		2,260	$11.24	to	$20.19	$25,404	0.54%	1.40%	12.51%	to	12.60%
2011		2,470	$9.99	to	$17.93	$24,674	-	1.40%	-1.87%	to	-1.86%
2010		2,693	$10.18	to	$18.27	$27,418	0.70%	1.40%	28.48%	to	28.54%

96

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class I
2014		362	$47.85	$17,323	-	1.40%	4.16%
2013		405	$45.94	$18,587	-	1.40%	37.13%
2012		433	$33.50	$14,497	-	1.40%	13.56%
2011		469	$29.50	$13,843	-	1.40%	-0.54%
2010		513	$29.66	$15,226	-	1.40%	30.49%
Wanger Select
2014		182	$20.79	$3,783	-	1.40%	1.71%
2013		198	$20.44	$4,054	0.27%	1.40%	32.73%
2012		214	$15.40	$3,303	0.43%	1.40%	16.84%
2011		245	$13.18	$3,232	2.31%	1.40%	-18.84%
2010		254	$16.24	$4,124	0.55%	1.40%	24.83%
Wanger USA
2014		166	$21.84	$3,619	-	1.40%	3.36%
2013		184	$21.13	$3,884	-	1.40%	31.90%
2012		181	$16.02	$2,903	0.32%	1.40%	18.32%
2011		195	$13.54	$2,637	-	1.40%	-4.85%
2010		179	$14.23	$2,552	-	1.40%	21.62%

(a)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

97

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of ReliaStar Life Insurance Company, as of December 31, 2014 and 2013, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2014. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from U.S generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2014 and 2013, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2014.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.
/s/ Ernst & Young LLP

Atlanta, Georgia
April 2, 2015

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2014	2013
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$14,346,595	$14,429,375
Bonds - securities loaned and pledged	167,619	190,848
Mortgage loans	2,137,527	2,128,342
Contract loans	617,501	649,130
Cash and short term investments	266,774	361,480
Other invested assets	406,773	344,935
Subsidiaries	298,764	329,460
Securities lending collateral	159,801	161,571
Derivatives	90,908	103,370
Preferred stocks	47,986	33,722
Common stocks	10,643	10,685
Real estate:
Properties held for the production of income	5,000	5,000
Properties held for sale	162	162
Total cash and invested assets	18,556,053	18,748,080

Deferred and uncollected premiums, less loading (2014-$(2,678); 2013-$4,021)	(131,454)	(113,430)
Accrued investment income	183,996	191,555
Reinsurance balances recoverable	345,135	304,298
Federal income tax recoverable (including $9,873 and $0 on realized capital losses at December 31, 2014 and 2013, respectively)	9,293	—
Indebtedness from related parties	18,874	14,544
Net deferred tax asset	195,554	203,663
Other assets	32,034	10,113
Separate account assets	2,259,215	2,262,407
Total admitted assets	$21,468,700	$21,621,230

The accompanying notes are an integral part of these financial statements.
3

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2014	2013
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$11,930,964	$13,129,439
Accident and health reserves	140,162	163,392
Deposit type contracts	663,615	691,389
Policyholders’ funds	2,453	3,260
Dividends payable	9,380	9,590
Policy and contract claims	151,431	127,235
Total policy and contract liabilities	12,898,005	14,124,305

Interest maintenance reserve	68,232	63,677
Accounts payable and accrued expenses	125,011	116,085
Reinsurance balances	3,538,000	2,494,515
Current federal income taxes payable (including $0 and $13,813 on realized capital losses at December 31, 2014 and 2013, respectively)	—	21,783
Indebtedness to related parties	53,648	43,631
Contingency reserve	8,438	9,544
Asset valuation reserve	158,537	148,589
Net transfers from separate accounts due or accrued	(22,312)	(31,449)
Derivatives	64,235	103,447
Payable for securities lending	159,801	161,571
Other liabilities	213,183	160,637
Separate account liabilities	2,259,215	2,262,407
Total liabilities	19,523,993	19,678,742

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value; 2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	5,547	6,241
Surplus note	100,000	100,000
Paid-in and contributed surplus	857,410	857,410
Unassigned surplus	979,250	976,337
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,944,707	1,942,488
Total liabilities and capital and surplus	$21,468,700	$21,621,230

The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2014	2013	2012
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$(148,998)	$840,256	$858,814
Considerations for supplementary contracts with life contingencies	4,984	4,999	6,980
Net investment income	873,152	850,211	902,190
Amortization of interest maintenance reserve	(1,804)	1,940	(5,014)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	381,900	345,680	(86,000)
Other revenue	85,339	88,814	103,632
Total premiums and other revenues	1,194,573	2,131,900	1,780,602

Benefits paid or provided:
Death benefits	288,765	227,974	153,246
Annuity benefits	77,501	81,061	89,305
Surrender benefits and withdrawals	1,000,917	985,911	935,056
Interest on policy or contract funds	19,415	21,689	21,906
Accident and health benefits	44,418	23,453	34,461
Other benefits	8,544	8,883	11,693
Decrease in life, annuity and accident and health reserves	(1,223,659)	(77,334)	(469,251)
Net transfers from separate accounts	(96,504)	(76,661)	(93,541)
Total benefits paid or provided	119,397	1,194,976	682,875

Insurance expenses and other deductions:
Commissions	209,500	252,083	345,300
General expenses	353,113	338,605	391,576
Insurance taxes, licenses and fees	74,755	60,186	61,482
Other deductions	253,687	115,129	439,577
Total insurance expenses and other deductions	891,055	766,003	1,237,935

Gain (Loss) from operations before policyholder dividends, federal income taxes and net realized capital gains (losses)	184,121	170,921	(140,208)

Dividends to policyholders	11,741	12,160	12,661

Gain (Loss) from operations before federal income taxes and net realized capital gains (losses)	172,380	158,761	(152,869)

Federal income tax expense (benefit)	73,815	(30,576)	(49,420)
Gain (Loss) from operations before net realized capital gains (losses)	98,565	189,337	(103,449)
Net realized capital gains (losses)	5,295	26,523	(51,832)
Net income (loss)	$103,860	$215,860	$(155,281)

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2014	2013	2012
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Special surplus funds:
Balance at beginning of year	6,241	6,935	91,859
Reclass of gain on sale/leaseback of home property from unassigned surplus	(694)	(694)	(694)
Change in admitted deferred tax asset per SSAP 10R	—	—	(84,230)
Balance at end of year	5,547	6,241	6,935

Surplus note:
Balance at beginning and end of year	100,000	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning of year	857,410	2,059,125	2,059,125
Permitted practice for quasi-reorganization	—	(618,715)	—
Capital contributions returned	—	(583,000)	—
Balance at end of year	857,410	857,410	2,059,125

Unassigned surplus:
Balance at beginning of year	976,337	110,058	(149,164)
Net income (loss)	103,860	215,860	(155,281)
Change in net unrealized capital gains	36,096	89,410	298,451
Change in nonadmitted assets	25,069	68,794	226,943
Change in liability for reinsurance in unauthorized companies	(3,213)	1,688	1,166
Change in reserve due to change in valuation basis	311	—	(1,293)
Change in asset valuation reserve	(9,948)	(41,365)	12,556
Cumulative effect of change in accounting principle	—	3,230	—
Prior period adjustment	(1,472)	(2,960)	—
Change in net deferred income tax	(5,576)	(61,146)	(59,213)
Permitted practice for quasi-reorganization	—	618,715	—
Deferred gain on reinsurance of existing business	89,135	—	272,481
Amortization of gain on reinsurance	(33,561)	(30,507)	(205,474)
Reclass of gain on sale/leaseback of home property to special surplus	694	694	694
Dividends to stockholder	(193,000)	—	(130,000)
Amortization of pension and other post-employment benefits	(5,482)	3,866	(1,808)
Balance at end of year	979,250	976,337	110,058

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$1,944,707	$1,942,488	$2,278,618

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2014	2013	2012
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$(139,817)	$771,276	$890,158
Net investment income received	966,495	899,068	1,039,245
Commissions and expenses paid	(787,547)	(699,714)	(788,344)
Benefits paid	(1,423,083)	(1,320,754)	(1,256,341)
Net transfers from separate accounts	102,674	84,868	93,822
Dividends paid to policyholders	(11,950)	(12,446)	(13,685)
Federal income taxes (paid) recovered	(108,070)	117,816	(30,883)
Miscellaneous income (expense)	444,467	(88,120)	506,606
Net cash (used in) provided by operations	(956,831)	(248,006)	440,578
Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	2,743,189	2,348,777	3,246,659
Stocks	127	10,056	13,054
Mortgage loans	317,314	343,329	516,354
Real estate	—	—	14,374
Other invested assets	89,414	333,555	602,187
Net gain (loss) on cash and short term investments	3	(1)	100
Miscellaneous proceeds	8,438	49,347	43,751
Total investment proceeds	3,158,485	3,085,063	4,436,479

Cost of investments acquired:
Bonds	2,693,473	2,853,653	3,988,153
Stocks	14,811	5,830	1,721
Mortgage loans	326,528	503,112	533,655
Real estate	—	—	57
Other invested assets	92,234	57,904	60,850
Miscellaneous applications	20,427	81,440	30,885
Total cost of investments acquired	3,147,473	3,501,939	4,615,321
Net decrease (increase) in contract loans	31,691	28,660	(33,111)
Net cash provided by (used in) investment activities	42,703	(388,216)	(211,953)
Financing and Miscellaneous Activities
Other cash provided (applied):
Capital and surplus paid-out	—	(583,000)	—
Net withdrawals on deposit type contracts	(27,774)	(27,448)	(54,886)
Dividends paid to stockholder	(193,000)	—	(130,000)
Funds received from reinsurance	—	430,179	108,883
Funds withheld under reinsurance treaty	1,034,000	692,539	142,783
Other cash provided	6,196	(402,158)	(81,890)
Net cash provided by (used in) financing and miscellaneous activities	819,422	110,112	(15,110)
Net (decrease) increase in cash and short term investments	(94,706)	(526,110)	213,515
Cash and short term investments:
Beginning of year	361,480	887,590	674,075
End of year	$266,774	$361,480	$887,590

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies
ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Voya Holdings Inc. ((“Voya Holdings”) which changed its name from Lion Connecticut Holdings Inc. on September 1, 2014), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

In 2009, ING Groep N.V. ("ING") announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, Inc. (which changed its name from ING U.S., Inc. on April 7, 2014) together with its subsidiaries, including the Company.  On May 2, 2013, the common stock of Voya Financial, Inc. began trading on the New York Stock Exchange under the symbol “VOYA.”  On May 7, 2013 and May 31, 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale by Voya Financial, Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of Voya Financial, Inc., of 44,201,773 shares of outstanding common stock of Voya Financial, Inc. (collectively, the “IPO”).  On September 30, 2013, ING International transferred all of its shares of Voya Financial, Inc. common stock to ING.  On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial, Inc. in a registered public offering, reducing ING’s ownership stake in Voya Financial, Inc. to 57%

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of Voya Financial, Inc. in a registered public offering; also on March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Inc., Voya Financial, Inc. acquired 7,255,853 shares of its common stock from ING (the “March 2014 Direct Share Buyback”) (the March public offering and the March 2014 Direct Share Buyback collectively referred to as the “March 2014 Transactions”).  Upon completion of the March 2014 Transactions, ING’s ownership stake in Voya Financial, Inc. was reduced to 43%.

On September 8, 2014, ING completed a sale of 22,277,933 shares of common stock of Voya Financial, Inc. in a registered public offering; also on September 8, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Inc., Voya Financial, Inc. acquired 7,722,007 shares of its common stock from ING (the “September 2014 Direct Share Buyback”) (the September public offering and the September 2014 Direct Share Buyback collectively referred to as the “September 2014 Transactions”). Upon completion of the September 2014 Transactions, ING’s ownership stake in Voya Financial, Inc. was reduced to 32.5%.

On November 18, 2014, ING completed a sale of 30,030,013 shares of common stock of Voya Financial, Inc. in a registered public offering; also on November 18, 2014, pursuant to the terms

8

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

of a share repurchase agreement between ING and Voya Financial, Inc., Voya Financial, Inc. acquired 4,469,987 shares of its common stock from ING (the “November 2014 Direct Share Buyback”) (the November public offering and the November 2014 Direct Share Buyback collectively referred to as the “November 2014 Transactions”). Upon completion of the November 2014 Transactions, ING’s ownership stake in Voya Financial, Inc. was reduced to approximately 19%.

On March 9, 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial, Inc. in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Inc., Voya Financial, Inc. acquired 13,599,274 shares of its common stock from ING (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya Financial, Inc. common stock. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial, Inc. together with its subsidiaries, including the Company by the end of 2016.

9

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On September 1, 2014, a number of the Company’s affiliates changed their name as part of the rebranding initiative of Voya Financial, Inc.

In connection with the re-branding, the following companies had name changes during 2014:

Previous Name	New Name	Abbreviation
ING Alternative Asset Management LLC	Voya Alternative Asset Management LLC
ING America Equities, Inc.	Voya America Equities, Inc.
ING Capital Corporation, LLC	Voya Capital, LLC
ING Financial Advisers, LLC	Voya Financial Partners, LLC	VFP
ING Financial Partners, Inc.	Voya Financial Advisors, Inc.	VFA
ING Financial Products Company, Inc.	Voya Financial Products Company, Inc.
ING Funds Services, LLC	Voya Funds Services, LLC
ING Institutional Plan Services, LLC	Voya Institutional Plan Services, LLC
ING Insurance Services, Inc.	Voya Insurance Solutions, Inc.
ING International Nominee Holdings, Inc.	Voya International Nominee Holdings, Inc.
ING Investment Advisors, LLC	Voya Retirement Advisors, LLC
ING Investment Management Alternative Assets LLC	Voya Investment Management Alternative Assets LLC
ING Investment Management Co. LLC	Voya Investment Management Co. LLC	VIM Co.
ING Investment Management LLC	Voya Investment Management LLC	VIM
ING Investment Trust Co.	Voya Investment Trust Co.
ING Investments Distributor, LLC	Voya Investments Distributor, LLC
ING Investments, LLC	Voya Investments, LLC
ING Life Insurance and Annuity Company	Voya Retirement Insurance and Annuity Company	VRIAC
ING North America Insurance Corporation	Voya Services Company	VSC
ING Payroll Management, Inc.	Voya Payroll Management, Inc.
ING Pomona Holdings LLC	Voya Pomona Holdings LLC
ING Realty Group LLC	Voya Realty Group LLC
ING U.S., Inc.	Voya Financial, Inc.
ING USA Annuity and Life Insurance Company	Voya Insurance and Annuity Company	VIAC
Lion Connecticut Holdings Inc.	Voya Holdings Inc.	Voya Holdings
Lion Custom Investments LLC	Voya Custom Investments LLC
Lion II Custom Investments LLC	Voya II Custom Investments LLC

10

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

Effective January 1, 2013, the Company adopted Statement of Statutory Accounting Principles (“SSAP”) No. 102, Accounting for Pensions, a Replacement of SSAP No. 89, and SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, a Replacement of SSAP No. 14, (collectively, “SSAP No. 102/92”). The principal provisions of these statements include the following:

▪	The unfunded benefit obligation, including nonvested participants, if any, must be recognized in surplus.

▪
Nonvested participants must be included in the projected benefit obligation for pensions, and participants not yet eligible to retire must be included in the accumulated postretirement benefit obligation for postretirement benefits other than pensions.

▪	The amortization period for gains (losses) is the average future service of all active participants for postretirement benefits other than pensions.

▪	The amortization period for new prior service cost attributed to nonvested participants is the average future service until vesting date.

▪	The measurement date is required to be year-end.

The effects on the Company’s 2013 financial statements of adopting SSAP No. 102/92 at January 1, 2013 was an increase in surplus of $3.2, and a decrease in liabilities of $9.8 and a decrease to an intangible asset of $6.6. The adoption had no impact on net income. See Note 7 for additional disclosures required by this statement.

Effective January 1, 2012, the Company adopted SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP No. 101”). SSAP No.101 changes statutory accounting for income taxes in two key areas (1) tax contingencies and (2) the admissibility of deferred tax assets.

11

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under SSAP No. 101, federal and foreign income tax contingencies are now determined under a modified version of SSAP No. 5R - Revised, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”). Under this standard, the recognition of tax loss contingencies uses a more likely than not model.

SSAP No. 101 also provides for a three-step calculation to determine the admitted portion of adjusted gross deferred tax assets. In the first part of the admissibility test, all filers will be allowed to use a reversal period that corresponds to the tax loss carryback provisions of the Internal Revenue Code (not to exceed three years). In the second part of the admissibility test, the reversal period and surplus limitation parameters (one year and 10 percent or three years and 15 percent) are determined based upon risk-based capital (“RBC”) levels. Companies not meeting the minimum threshold are prohibited from admitting anything in this part of the admissibility test. For purposes of determining test parameters, calculations of RBC or surplus thresholds will use current reporting period information. In Step 3 of the admissibility calculation, SSAP No. 101 allows the admittance of adjusted gross deferred tax assets (after application of Steps 1 and 2) to the extent that offsetting by deferred tax liabilities of the same tax character (i.e. ordinary versus capital) would be permitted in the tax return under current tax laws. Additionally, an entity would have to consider the reversal patterns of temporary differences. Whether or not scheduling of reversing deferred tax assets and liabilities is necessary is a matter of judgment based on the specific facts and circumstances. The third part of the admissibility calculation under SSAP No. 101 is consistent with SSAP No. 10R, Income Taxes – A Temporary Replacement of SSAP No. 10 (“SSAP No. 10R”), except the consideration of reversal patterns of temporary difference was not explicitly stated.

There was no effect on the Company’s balance sheet or statement of operations as a result of adopting this standard.

Correction of Errors

During 2014, the Company discovered that it had previously used an incorrect discount rate for certain variable annuity contracts per the requirements of Actuarial Guideline XLIII (“AG43”). To correct for this error, the Company has recognized a cumulative prior period adjustment to surplus in 2014 of $1.5 in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, which practices differ from United States generally accepted accounting principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

12

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a rating by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•	The length of time and the extent to which the fair value has been below cost.

•	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.

•	The Company's intent to sell the security prior to its maturity at an amount below its carry value.

•	The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, an impairment charge is recorded within net realized investment gains (losses) in the statements of operations in the period the determination is made.

The Company invests in structured securities, including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a rating by the National Association of Insurance Commissioners ("NAIC"). They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or a holder does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion is deferred through the interest maintenance reserve (“IMR”) and the non-interest related portion is included in the asset valuation reserve (“AVR”) as prescribed by the NAIC.

13

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized investment gains (losses) in the statements of operations as an OTTI. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected not to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in net realized capital gains (losses) in the statements of operations. The noncredit impairment is recorded in other comprehensive income (loss) in shareholder’s equity.

Net realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold.

Asset Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

14

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Cash and Short-term Investments: Cash and short term investments represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, as the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses).

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

15

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, the Company also records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101. A valuation allowance is required if based on the available evidence; it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula laid out under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be booked under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus.

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets. Any depreciation and rent expense are charged to operating expenses on the statements of operations. Rental income is reported as Net Investment income.

16

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners’ Annuity Reserve Valuation methods (“CARVM”) using statutory rates for mortality and interest.

17

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under U. S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for uncollectible reinsurance, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Under U.S. GAAP, dividends allocable to participating contract owners are based on published dividend projections or expected dividend scales.

Participation Fund Account: On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for

18

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $145.5 and $161.5 as of December 31, 2014 and 2013, respectively) with respect to such policies are included in the Company's financial statements, but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities the prospective adjustment method is used, including interest only securities and securities that have experienced an other-than-temporary impairment.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company engages in dollar reverse repurchase agreements with mortgage-backed securities ("dollar rolls") and reverse repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

19

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company also enters into repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased.

The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Short term investments are reported at amortized cost which approximates fair value. Short term investments include investments with maturities between three months and one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method. See Note 12 for additional information related to an affiliate surplus note.

Realized capital gains and losses are generally determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less from date of purchase.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses are included in IMR and are amortized over the

20

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

remaining lives of the derivatives; other gains and losses are added to the AVR. The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication relationships.

Equity Contracts:

Options: The Company uses call and collar options to hedge the book values of retirement plan assets. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency forwards: The Company uses currency forward contracts to hedge policyholder liabilities associated with the reinsurance contracts which are linked to foreign indices. The currency fluctuations may result in a decrease in account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Interest Rate Contracts:

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches

21

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying GAAP equity amount adjusted to a statutory basis as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCA’s to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.
Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight line basis over the estimated useful lives of the properties.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate,

22

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25% for 2014.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $15.7 billion and $48.8 billion at December 31, 2014 and 2013, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $360.7 and $560.5 at December 31, 2014 and 2013, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

23

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 1% of the Company’s life insurance in force and less than 3% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $11.7, $12.2 and $12.7 was incurred in 2014, 2013 and 2012, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2014	2013
	(In Thousands)
Net deferred tax asset	$117,101	$125,565
Deferred and uncollected premium	10,585	12,814
Litigation claim receivable	—	9,000
Health care and other amounts receivable	2,596	5,514
Other	3,763	6,221
Total nonadmitted assets	$134,045	$159,114

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2014. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2014.
Guaranteed Benefits: For variable annuity guarantees, Actuarial guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”), is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities (“CARVM”). The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All

24

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under GAAP.

Reserves related to the Company’s mortality risk are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $14.1 and $18.4 at December 31, 2014 and 2013, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

2.	Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce.

On May 8, 2013, the Company, with the permission of the Minnesota Department of Commerce - Insurance Division, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $618.7. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

As of December 31, 2014 and 2012, the Company had no such permitted accounting practices.

25

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.	Investments
Fixed Maturities and Equity Securities
The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014
U.S. Treasury securities and obligations of U.S. government, corporations and agencies	$897,246	$107,791	$23	$1,005,014
States, municipalities, and political subdivisions	69,873	5,098	157	74,814
Foreign other (par value - $2,409,147)	2,424,960	167,586	13,211	2,579,335
Foreign government (par value - $23,200)	23,906	1,872	—	25,778
Corporate securities	8,746,112	751,594	53,385	9,444,321
Residential mortgage backed securities	1,299,243	199,899	9,993	1,489,149
Commercial mortgage backed securities	563,516	34,091	699	596,908
Other asset backed securities	490,432	27,982	3,446	514,968
Total fixed maturities	14,515,288	1,295,913	80,914	15,730,287
Preferred stocks	47,986	9,295	4	57,277
Common stocks	10,593	50	—	10,643
Total equity securities	58,579	9,345	4	67,920
Total	$14,573,867	$1,305,258	$80,918	$15,798,207

At December 31, 2013
U.S. Treasury securities and obligations of U.S. government, corporations and agencies	$1,174,204	$11,165	$35,780	$1,149,589
States, municipalities, and political subdivisions	15,671	785	166	16,290
Foreign other (par value - $2,282,022)	2,468,158	131,704	23,105	2,576,757
Foreign government (par value - $63,281)	52,313	1,982	1,287	53,008
Corporate securities	8,710,294	459,626	193,907	8,976,013
Residential backed securities	1,236,699	180,394	18,209	1,398,884
Commercial mortgage backed securities	461,080	39,607	522	500,165
Other asset backed securities	502,734	27,155	1,999	527,890
Total fixed maturities	14,621,153	852,418	274,975	15,198,596
Preferred stocks	34,174	9,463	452	43,185
Common stocks	10,832	62	209	10,685
Total equity securities	45,006	9,525	661	53,870
Total	$14,666,159	$861,943	$275,636	$15,252,466

26

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2014	2013
	(In Thousands)
Amortized cost	$14,515,288	$14,621,153
Adjustment for below investment grade bonds	(1,074)	(930)
Carrying value	$14,514,214	$14,620,223

Reconciliation of preferred stocks from amortized cost to carrying value is as follows:

	December 31
	2014	2013
	(In Thousands)
Cost or amortized cost	$47,986	$34,174
Adjustment for below investment grade preferred stock	—	(452)
Carrying value	$47,986	$33,722

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months Below Cost and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2014
Fair value	$1,144,689	$109,881	$911,642	$2,166,212
Unrealized loss	33,593	5,843	41,478	80,914

At December 31, 2013
Fair value	$2,024,237	$2,331,783	$422,893	$4,778,913
Unrealized loss	35,150	184,966	54,859	274,975

27

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of investments in bonds at December 31, 2014, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$352,276	$358,657
Due after 1 year through 5 years	2,586,319	2,728,195
Due after 5 years through 10 years	3,552,175	3,709,429
Due after 10 years	5,671,327	6,332,981
	12,162,097	13,129,262
Residential mortgage-backed securities	1,299,243	1,489,149
Commercial mortgage-backed securities	563,516	596,908
Other asset-backed securities	490,432	514,968
Total	$14,515,288	$15,730,287

At December 31, 2014 and 2013, investments in certificates of deposit and bonds with an admitted asset value of $160.3 and $179.9, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.
The performance of pre-2008 vintage subprime and Alt-A mortgage collateral has exhibited sustained signs of recovery, after struggling through a multi-year correction in nationwide home values. While collateral losses continue to be realized, serious delinquencies and other measures of performance, like prepayments and severities, have displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity increased substantially since the credit crisis.  Despite these improvements, the sector remains susceptible to various market risks.  For example, early in the third quarter of 2013, the upward momentum in bond prices and market liquidity was disrupted, at least in part, by the pick-up in interest rate volatility.  As this volatility dissipated, prices and liquidity recovered into the end of the year, supported by strength in the U.S. economy and, more specifically, the housing market. In 2014, the market was characterized by continued stability in underlying fundamentals, despite the adverse seasonal related impacts observed in certain housing activity related measures in the first quarter. Later in the year, the slowdown observed in housing activity measures in Q1 was observed in home price measures. While home prices continued to move higher year-over-year, the magnitude of year-over-year price changes moved lower. In managing risk exposure to subprime and Alt-A mortgages, collateral performance and structural characteristics associated with the Company's various positions are taken into account.

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. We define Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income;

28

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2014
Residential mortgage-backed securities	$160,388	$153,137	$162,064	$257
Structured securities	53,920	53,765	55,977	—
Total	$214,308	$206,902	$218,041	$257

December 31, 2013
Residential mortgage-backed securities	$70,147	$65,966	$76,911	$703
Structured securities	56,716	59,582	60,424	—
Total	$126,863	$125,548	$137,335	$703

December 31, 2012
Residential mortgage-backed securities	$84,442	$80,419	$90,116	$2,289
Structured securities	67,429	70,841	67,162	255
Total	$151,871	$151,260	$157,278	$2,544

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2014.

29

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table details the Company's exposure to structured notes as of December 31, 2014:

CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage-Referenced Security (Y/N)
	(In Thousands)
05567SAA0	$10,392	$11,150	$10,275	N
149206AA2	7,000	6,965	7,000	N
237194AG0	499	548	502	N
293791AW9	436	532	437	N
29379VAN3	5,470	6,468	5,477	N
299808AE5	9,991	10,225	9,992	N
37247DAG1	324	1,661	334	N
416515AW4	1,898	2,175	1,899	N
59156CAB7	3,525	4,290	3,483	N
670877AA7	836	850	818	N
69352PAC7	4,312	4,925	4,315	N
745332BY1	2,945	3,389	2,947	N
76117HAA0	2,809	2,807	2,732	N
89352HAC3	2,995	2,895	2,995	N
98372PAJ7	3,109	3,756	3,122	N
98877CAA5	9,350	9,958	9,350	N
EF3202449	7,634	8,198	7,638	N
Total	$73,525	$80,792	$73,316	XXX

Mortgage Loans and Real Estate
All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system.

Our mortgage loans on real estate are all commercial mortgage loans, held for investment, which totaled $2,137.5 and $2,128.3 as of December 31, 2014 and 2013, respectively. The carrying value of these loans is reported at amortized cost, less impairment write-downs.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2014 were 8.0% and 2.9%.

Taxes, assessments and any amounts advanced and not included in the mortgage loan total were $0.0 and $0.0 as of December 31, 2014 and 2013, respectively.

30

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2014, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 78.4% on commercial properties.

31

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows an age analysis of mortgage loans by type as of December 31, 2014 and 2013:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2014
Recorded investment (all)
Current	$—	$—	$—	$—	$2,137,527	$—	$2,137,527
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%

December 31, 2013
Recorded investment (all)
Current	$—	$—	$—	$—	$2,123,192	$—	$2,123,192
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	5,150	—	5,150
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	—	—	—	—	—	—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—%

32

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows investments in impaired mortgage loans held by the Company with or without an allowance for credit losses as of December 31, 2014 and 2013:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2014
With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
No Allowance for Credit Losses	—	—	—	—	19,967	—	19,967

December 31, 2013
With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
No Allowance for Credit Losses	—	—	—	—	23,285	—	23,285
33

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2014, 2013 and 2012:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2014
Average recorded investment	$—	$—	$—	$—	$21,626	$—	$21,626
Interest income recognized	—	—	—	—	1,273	—	1,273
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	1,199	—	1,199

December 31, 2013
Average recorded investment	$—	$—	$—	$—	$12,798	$—	$12,798
Interest income recognized	—	—	—	—	755	—	755
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	746	—	746

December 31, 2012
Average recorded investment	$—	$—	$—	$—	$2,334	$—	$2,334
Interest income recognized	—	—	—	—	208	—	208
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	208	—	208

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2014 and 2013.

On June 14, 2012, the Company announced an agreement with Cognizant Technology Solutions U.S. Corporation (“Cognizant”) under which Cognizant will provide business processing and operations services related to the Company. Under the terms of the seven-year agreement, Cognizant made offers of employment to more than 1,000 employees of Voya Financial, Inc. in Minot, North Dakota and Des Moines, Iowa. On August 16, 2012, in conjunction with the outsourcing of employees, the Company sold two home office buildings and a subdivided portion of land in Minot to Cognizant for $14.4 in cash. The Company recognized a gain of $6.1

34

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

associated with this sale for the year ended 2012. As part of the transaction, the Company retained 36.6 acres of undeveloped land from the existing site. Based on the strong economic activity in the Minot area, an agreement was signed by the Company on March 20, 2013, to market the land for sale as the Company does not have a need to retain it.

As of December 31, 2014, the Company has not yet sold, but has the real estate investment in the 36.6 acres of undeveloped land classified as held for sale. There is no impact to the financial statements as a result of this change.

Wash Sales
In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to re-balance individual portfolios within the Company. There are no transactions to report for 2014 and 2013. The table below summarizes the number of transactions, book value, and gain/loss of the Company’s financial instruments with securities sold and reacquired within 30 days of the sale date during 2012:

	Description	NAIC Rating	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain (Loss)
				(In Thousands)

2012	Bonds	4	9	$479	$506	$33

Net Realized Capital Gains and Losses
Realized capital gains (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2014	2013	2012
	(In Thousands)
Realized capital gains	$31,548	$8,313	$156,818
Amount transferred to IMR (net of related taxes of
$11,997 in 2014, $(4,612) in 2013 and $91,013 in 2012	(22,281)	8,566	(169,023)
Federal income tax (expense) benefit	(3,972)	9,644	(39,627)
Net realized capital gains (losses)	$5,295	$26,523	$(51,832)

Realized capital gains include losses of $3.6, $15.2 and $26.3 related to securities that have experienced an other than temporary decline in value during 2014, 2013 and 2012, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.8 billion, $1.2 billion and $2.2 billion in 2014, 2013 and 2012, respectively. Gross gains of $60.4, $23.8 and $254.5 and gross losses of $22.3, $14.7 and $8.6 during 2014, 2013 and 2012,

35

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

respectively, were realized on those sales. A portion of the gains and losses realized in 2014, 2013 and 2012 has been deferred to future periods in the IMR.

During 2013, the Company received a distribution of cash and securities in conjunction with a Lehman Brothers bankruptcy settlement ("Lehman Recovery"). In 2008, Lehman Brothers acted as a prime broker for assets held in a partnership owned by the Company. These partnership assets were subsequently written down to the then-assumed realizable value. The amount of the distributions in excess of the book value of these assets of $41.2 was recognized as net realized capital gains in the 2013 statement of operations.

The Company did not have any OTTI’s that were recognized in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) as of December 31, 2014 due to intent to sell or inability or lack of intent to hold to recovery.

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2013:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
Fourth quarter:
Aggregate intent to sell	$1,123	$127	$—	$996
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$1,123	$127	$—	$996

Total	N/A	$127	$—	N/A

There were no OTTI’s recognized by the Company in the first, second or third quarters of 2013 due to intent to sell or inability or lack of intent to hold to recovery.

36

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2012:

	Amortized Cost Basis Before OTTI	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$2,506	$128	$—	$2,378
Aggregate inability or lack of intent to hold to recovery	1,088	13	—	1,075
Total first quarter	$3,594	$141	$—	$3,453

Second quarter:
Aggregate intent to sell	$23,689	$1,024	$—	$22,665
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$23,689	$1,024	$—	$22,665

Total	N/A	$1,165	$—	N/A

There were no OTTI's recognized by the Company in the third or fourth quarters of 2012 due to intent to sell or inability or lack of intent to hold to recovery.

37

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, in 2014:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
059487AA6	$296	$281	$15	$281	$281	3/31/2014
05948KH93	766	758	8	758	758	3/31/2014
05948KZF9	254	250	4	250	219	3/31/2014
12667FVZ5	854	847	7	847	847	3/31/2014
12667GCC5	349	339	10	339	339	3/31/2014
12667GTM5	517	511	6	511	472	3/31/2014
12669GJB8	397	394	3	394	357	3/31/2014
16165MAD0	539	530	9	530	462	3/31/2014
225458PN2	1,052	1,042	10	1,042	919	3/31/2014
3136FCM45	105	81	24	81	81	3/31/2014
38374L2N0	9	6	3	6	6	3/31/2014
38377DEK8	130	120	10	120	120	3/31/2014
52521JAP4	4	4	—	4	3	3/31/2014
751155BE1	224	200	24	200	196	3/31/2014
76110H2X6	606	600	6	600	533	3/31/2014
9393366D0	365	360	5	360	328	3/31/2014
94985JCD0	1,308	1,232	76	1,232	1,190	3/31/2014
05948KZF9	238	237	1	237	200	6/30/2014
12667GTM5	497	491	6	491	445	6/30/2014
12669GJB8	387	383	4	383	356	6/30/2014
16165MAD0	519	509	10	509	450	6/30/2014
225458PN2	985	976	9	976	865	6/30/2014
3136FCM45	264	211	53	211	210	6/30/2014
3623417S2	16,663	16,626	37	16,626	16,532	6/30/2014
76110H2X6	591	584	7	584	518	6/30/2014
9393366D0	348	339	9	339	301	6/30/2014
93934FAA0	61	61	—	61	55	6/30/2014
16165MAD0	486	464	22	464	405	9/30/2014
225458PN2	949	946	3	946	833	9/30/2014
38374YGU1	235	215	20	215	215	9/30/2014
38376FMQ2	308	225	83	225	225	9/30/2014
57643MMM3	1,056	1,051	5	1,051	1,050	9/30/2014
751155BE1	188	180	8	180	180	9/30/2014
75116CAA4	467	447	20	447	384	9/30/2014
76110H2X6	558	552	6	552	466	9/30/2014
93934FAA0	60	59	1	59	51	9/30/2014

38

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
93935EAC8	357	352	5	352	353	9/30/2014
94985JCD0	1,072	1,046	26	1,046	1,045	9/30/2014
05948KZF9	217	217	—	217	185	12/31/2014
12667GTM5	454	450	4	450	409	12/31/2014
12669GJB8	362	353	9	353	333	12/31/2014
16165MAD0	449	448	1	448	373	12/31/2014
17307GZK7	4,520	4,473	47	4,473	4,474	12/31/2014
225458PN2	916	905	11	905	793	12/31/2014
31395QCP3	4,816	4,720	96	4,720	4,720	12/31/2014
38374YGU1	163	146	17	146	146	12/31/2014
38376LCB3	596	497	99	497	497	12/31/2014
57643MMM3	983	958	25	958	983	12/31/2014
69348RTD8	243	243	—	243	243	12/31/2014
75116CAA4	435	434	1	434	369	12/31/2014
76110H2X6	542	536	6	536	455	12/31/2014
92925DAA8	951	945	6	945	939	12/31/2014
93934FAA0	58	57	1	57	49	12/31/2014
			$878

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $0.9, $3.9 and $8.6 in 2014, 2013 and 2012, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position subject to SSAP No. 43R for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2014
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$7,695	$334,044
Greater than 12 months	6,444	92,677
Total	$14,139	$426,721

39

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

During 2014, the Company had impairments on joint venture, partnerships and limited liability company holdings where the market value was less than 90% of book value, and it was determined that the decline below book value was not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairment in 2014, 2013 and 2012 are as follows:

	Year ended December 31
Description	2014	2013	2012
		(In Thousands)
BERKSHIRE FUNDS IV, LP PRVT	$—	$53	$400
BOSTON MILLENNIA FUND II, LP PRVT	478	—	769
CASTLE HALAN PARTNERS IV, LP PRVT	—	124	—
COLUMN GTC FUND I LLC PRVT	—	222	10,656
ENERVEN COMPRESSION LLC (BALP) PRVT	—	5,727	—
GARNET FUND XVII, LLC PRVT	—	638	4,035
J. W. CHILDS EQUITY PARTNERS II, L PRVT	120	127	—
PERKINS REST-MN PTRNS (VARIOUS: IA, MO, KS)	57	—	—
POMONA CAPITAL V, LP PRVT	—	350	445
THE LI PUTNAM, LP PRVT	—	—	324
Total	$655	$7,241	$16,629

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2014	2013	2012
	(In Thousands)
Income:
Equity securities	$2,771	$2,630	$3,341
Bonds	759,281	751,071	808,396
Mortgage loans	113,440	111,482	117,540
Derivatives	(6,976)	(15,369)	(18,603)
Contract loans	33,480	35,183	36,326
Real estate	220	239	752
Other	6,890	1,124	(5,535)
Total investment income	909,106	886,360	942,217
Investment expenses	(35,954)	(36,149)	(40,027)
Net investment income	$873,152	$850,211	$902,190

40

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Affiliate Surplus Note
On December 29, 2004, VIAC issued a 6.3% surplus note in the amount of $175.0 to the Company. The note matures on December 29, 2034 and is included in other invested assets on the balance sheet. Since the surplus note does not have an NAIC rating of 1, per SSAP No. 41, Surplus Notes, Paragraph 10.b.i.(b), a statement factor was established for the surplus note of 1.0 as a multiple of the face amount for the years ended 2014 and 2013, respectively.

The carrying value of the surplus note at December 31, 2014 and 2013 was $175.0 and $175.0, respectively. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. For the years ended December 31, 2014, 2013 and 2012, interest paid was $11.1, $11.1 and $11.1, respectively.

Reverse Repurchase Agreements and Securities Lending

The Company engages in dollar reverse repurchase agreements with mortgage-backed securities ("dollar rolls") and reverse repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. As of December 31, 2014 and 2013, the Company did not have any securities pledged in dollar rolls and reverse repurchase agreement transactions.

The Company also enters into repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. As of December 31, 2014 and 2013, the Company did not have any securities pledged under repurchase agreements.

The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $155.9 and $156.9 at December 31, 2014 and 2013, respectively.

41

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral received, by specific time period, for securities lending agreements at December 31, 2014 and 2013 are shown below. The Company does not have any repurchase agreements and does not participate in dollar repurchase transactions.

	2014	2013
	(In Thousands)
Open	$159,801	$161,571
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Securities received		—
Total collateral received	$159,801	$161,571

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2014 and 2013 are shown below. The Company does not have any repurchase agreements and does not participate in dollar repurchase transactions.

	2014		2013
	Securities Lending		Securities Lending
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
(In Thousands)
Open	$—	$—	$—	$—
30 days or less	159,810	159,810	161,575	161,575
31 to 60 days	—	—	—	—
61 to 90 days	—	—	—	—
91 to 120 days	—	—	—	—
121 to 180 days	—	—	—	—
181 to 365 days	—	—	—	—
1 to 2 years	—	—	—	—
2 to 3 years	—	—	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$159,810	$159,810	$161,575	$161,575

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

42

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

There were no amounts held as collateral for transactions that extend beyond one year at December 31, 2014 and 2013.

Federal Home Loan Bank Agreements

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”). Through its membership, the Company has conducted business activity (obtained a Letter of Credit ("LOC")) with the FHLB. It was part of the Company's strategy to utilize this LOC not for spread lending purposes, but in support of a contingent guarantee. There was no amount borrowed under the LOC as of, December 31, 2013 and the LOC was canceled on December 18, 2014. The company has determined the estimated maximum borrowing capacity from the FHLB as $4.3 billion. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 20% of the general and separate accounts total assets of the Company, one quarter in arrears.

	2014			2013
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	10,000	—	10,000	10,000	—	10,000
Activity stock	—	—	—	—	—	—
Excess stock	—	—	—	—	—	—
Aggregate total	$10,000	$—	$10,000	$10,000	$—	$10,000

All FHLB membership stock is not eligible for redemption.

The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value		Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2014
General account	$—	$—	$—	$305,052	$297,429		$255,000
Separate account	—	—	—	—	—		—
Total	$—	$—	$—	$305,052	$297,429		$255,000

As of December 31, 2013
General account	$294,127	$290,832	$265,000	$314,478	$303,858	$290,832	$265,000
Separate account	—	—	—	—	—		—
Total	$294,127	$290,832	$265,000	$314,478	$303,858		$265,000

43

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amount borrowed from the FHLB at the the end of the reporting period is as follows:

	General Account	Separate Account	Total	Funding Agreement Reserves Established
(In Thousands)
As of December 31, 2014
Debt	$—	$—	$—	XXX
Funding agreements	—	—	—	$—
Other	—	—	—	XXX
Aggregate total	$—	$—	$—	$—

As of December 31, 2013
Debt	$—	$—	$—	XXX
Funding agreements	—	—	—	$—
Other	265,000	—	265,000	XXX
Aggregate total	$265,000	$—	$265,000	$—

The maximum amount the general account borrowed from FHLB during the year ended December 31, 2014 was $265.0.

44

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2014:

	Gross Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	0.0%	0.0%
Collateral held under security lending agreements	152,097	—	152,097	157,456	(5,359)	152,097	0.7%	0.7%
Subject to repurchase agreements	—	—	—	—	—	—	0.0%	0.0%
Subject to reverse repurchase agreements	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar repurchase agreements	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	0.0%	0.0%
Placed under option contracts	—	—	—	—	—	—	0.0%	0.0%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—		—	—	0.0%	0.0%
FHLB capital stock	10,000	—	10,000	10,000	—	10,000	0.0%	0.0%
On deposit with states	160,292	—	160,292	179,853	(19,561)	160,292	0.7%	0.7%
On deposit with other regulatory bodies	—	—	—	—	—	—	0.0%	0.0%
Pledged collateral to FHLB (including assets backing funding agreements)	—	—	—	290,832	(290,832)	—	0.0%	0.0%
Derivative Pledged Collateral	15,522	—	15,522	33,392	(17,870)	15,522	0.1%	0.1%
Total restricted assets	$337,911	$—	$337,911	$671,533	$(333,622)	$337,911	1.5%	1.5%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2014.

45

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2013:

	Gross Restricted
	General Account		Total Assets		Total From Prior Year		Increase/(Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—		$—		$—	$—	0.0%	0.0%
Collateral held under security lending agreements	157,456	—	157,456		164,747		(7,291)	157,456	0.7%	0.7%
Subject to repurchase agreements	—	—	—		—		—	—	0.0%	0.0%
Subject to reverse repurchase agreements	—	—	—		—		—	—	0.0%	0.0%
Subject to dollar repurchase agreements	—	—	—		—		—	—	0.0%	0.0%
Subject to dollar reverse repurchase agreements	—	—	—		—		—	—	0.0%	0.0%
Placed under option contracts	—	—	—		—		—	—	0.0%	0.0%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—		—		—	—	0.0%	0.0%
FHLB capital stock	10,000	—	10,000	—	10,000	—	—	10,000	0.0%	0.0%
On deposit with states	179,853	—	179,853		169,742		10,111	179,853	0.8%	0.8%
On deposit with other regulatory bodies	—	—	—		—		—	—	0.0%	0.0%
Pledged collateral to FHLB (including assets backing funding agreements)	290,832	—	290,832	290,832	323,785	323,785	(32,953)	290,832	1.3%	1.3%
Derivative pledged collateral	33,392	—	33,392		74,264		(40,872)	33,392	0.2%	0.2%
Total restricted assets	$671,533	$—	$671,533		$742,538		$(71,005)	$671,533	3.0%	3.0%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2013.

Low-Income Housing Tax Credits
The Company had a carrying value of $1.7 in Low-Income Housing Tax Credits (“LIHTC”) at December 31, 2014. The tax credits are projected to expire in 2020. The Company is unaware of any current regulatory reviews of the LIHTC property.
During 2013, Company decided to dispose of certain LIHTC as a means of exiting this asset class. Losses of $21.2 are recognized in net realized capital (losses) on the statement of operations.
There were impairments on LIHTC in the amount of $0.9 during 2013 . Each quarter, the book value of the LIHTC is compared to the present value of the future tax benefits discounted at the

46

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

U.S. Treasury obligation of a similar duration to determine if an impairment exists. As of December 31, 2013, all impaired LIHTC were disposed.

During 2012, a determination was made by the Company that future tax benefits would not be received as anticipated. In accordance with SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments (“SSAP No. 93”) the Company compared the present value of future tax benefits, discounted at the US Treasury rate for a familiar duration, to the current book value. The LIHTC were impaired down to the value calculated from this process. As a result, the Company recognized an impairment of $14.7 in 2012.

Troubled Debt Restructuring

The Company has high quality, well performing, portfolios of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of December 31, 2014, the Company had 22 commercial mortgage loan troubled debt restructurings with pre-modification and post-modification carry value of $24.0.

Of the 22 commercial mortgage loans, 20 comprise a portfolio of cross-defaulted, cross-collateralized loans made to single asset limited liability companies which are all owned by the same sponsor. Between the date of the troubled debt restructuring and December 31, 2014, these loans have repaid $6.0 in principal.

As of the years ended December 31, 2014 and 2013, the Company’s total recorded investment in restructured debts was $17.8 and $21.0, respectively. The Company realized losses related to these investments of $0.0, $0.0, and $0.0 during 2014, 2013, and 2012, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

47

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

4.	Derivative Financial Instruments Held for Purposes Other than Trading
Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.
Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA ") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet. As of December 31, 2014, the Company held $22.6 and $9.7, of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2014, the Company delivered securities as collateral of $15.5 and held $4.2 of securities as collateral. At of December 31, 2013, the Company held $23.1 and $8.4, of net

48

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2013, the Company delivered securities as collateral of $33.4 and held $7.4 of securities as collateral.

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of contract. At December 31, 2014, the total amount would be $450.0.

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the balance sheets, at December 31, 2014 and 2013:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2014
Derivative contracts:
Credit contracts	$450,000	$(3,445)	$7,058
Equity contracts	34,565	1,143	1,143
Foreign exchange contracts	180,255	17	6,512
Interest rate contracts	6,699,270	28,958	17,951
Total derivatives	$7,364,090	$26,673	$32,664

December 31, 2013
Derivative contracts:
Credit contracts	$450,000	$(5,238)	$9,386
Equity contracts	34,974	1,578	1,578
Foreign exchange contracts	182,750	26	(3,536)
Interest rate contracts	6,991,987	3,557	(25,761)
Total derivatives	$7,659,711	$(77)	$(18,333)

The net loss recognized by the Company in unrealized gains and losses for the year ended December 31, 2014 resulting from derivatives that no longer qualify for hedge accounting is $0.0.

5.	Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $757.2 and $739.0 and an aggregate market value of $808.1 and $798.0 at December 31, 2014 and 2013, respectively. Those holdings amounted to 5.2% of the Company’s investments in bonds and 3.9% of total admitted assets at December 31, 2014. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

49

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company held unrated bonds of $0.2 billion and $0.4 billion with an aggregate NAIC fair value of $0.2 billion and $0.4 billion at December 31, 2014 and 2013, respectively. The carrying value of these holdings amounted to 1.4% of the Company’s investment in bonds and 1.1% of the Company’s total admitted assets at December 31, 2014.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

50

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2014		2013
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$424,024	19.8%	$536,576	25.2%
50% - 60%	508,834	23.8%	499,233	23.5%
60% - 70%	1,110,511	52.0%	1,004,388	47.2%
70% - 80%	94,158	4.4%	88,145	4.1%
Total	$2,137,527	100.0%	$2,128,342	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$1,590,367	74.4%	$1,474,852	69.3%
1.25x to 1.5x	255,614	12.0%	276,045	13.0%
1.0x to 1.25x	210,008	9.8%	263,559	12.4%
Less than 1.0x	75,414	3.5%	113,811	5.3%
Not Applicable	6,124	0.3%	75	—%
Total	$2,137,527	100.0%	$2,128,342	100.0%

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

51

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2014		As of December 31, 2013
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$347,879	16.3%	$268,305	12.6%
Hotel/Motel	120,592	5.6%	128,908	6.1%
Industrial	461,315	21.6%	622,113	29.2%
Mixed Use	63,442	3.0%	34,414	1.6%
Office	286,690	13.4%	286,440	13.4%
Other	108,747	5.1%	88,553	4.2%
Retail	748,862	35.0%	699,609	32.9%
Total	$2,137,527	100.0%	$2,128,342	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2014		As of December 31, 2013
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$577,988	27.1%	$616,647	29.0%
South Atlantic	473,385	22.2%	466,866	21.9%
West South Central	243,328	11.4%	231,234	10.9%
East North Central	214,197	10.0%	217,548	10.2%
Middle Atlantic	269,325	12.6%	221,485	10.4%
Mountain	177,736	8.3%	171,374	8.1%
West North Central	96,732	4.5%	95,919	4.5%
New England	36,849	1.7%	63,692	3.0%
East South Central	47,987	2.2%	43,577	2.0%
Total	$2,137,527	100.0%	$2,128,342	100.0%

52

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2014	2013
	(In Thousands)
2014	$316,395	$—
2013	483,807	497,586
2012	473,805	493,989
2011	229,174	264,333
2010	67,079	107,690
2009	33,114	33,622
2008 and prior	534,153	731,122
Total	$2,137,527	$2,128,342

53

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.	Reserves
At December 31, 2014 and 2013, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
	(In Thousands)
December 31, 2014
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$54,448	$37,604	$—	$92,052	0.9%
At book value less surrender charge of 5% or more	465,902	—	—	465,902	4.3%
At fair value	—	—	968,180	968,180	9.0%
Subtotal	520,350	37,604	968,180	1,526,134	14.2%
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	8,584,773	—	—	8,584,773	80.0%
Not subject to discretionary withdrawal	623,166	—	2,845	626,011	5.8%
Total annuity reserves and deposit fund liabilities before reinsurance	9,728,289	37,604	971,025	10,736,918	100.0%
Less reinsurance ceded	949,235	—	—	949,235
Total annuity reserves and deposit fund liabilities	$8,779,054	$37,604	$971,025	$9,787,683

December 31, 2013
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$59,357	$41,035	$—	$100,392	0.9%
At book value less surrender charge of 5% or more	611,234	—	—	611,234	5.6%
At fair value	—	—	961,210	961,210	8.7%
Subtotal	670,591	41,035	961,210	1,672,836	15.2%
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	8,655,307	—	—	8,655,307	78.7%
Not subject to discretionary withdrawal	661,177	—	5,090	666,267	6.1%
Total annuity reserves and deposit fund liabilities before reinsurance	9,987,075	41,035	966,300	10,994,410	100.0%
Less reinsurance ceded	57,192	—	—	57,192
Total annuity reserves and deposit fund liabilities	$9,929,883	$41,035	$966,300	$10,937,218

54

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2014 and 2013 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2014
Ordinary new business	$10,056	$3,055
Ordinary renewal	(99,905)	(90,234)
Group Life	7,533	4,664
Totals	$(82,316)	$(82,515)

December 31, 2013
Ordinary new business	$2,730	$(24)
Ordinary renewal	62,321	73,850
Group Life	492	(2,158)
Totals	$65,543	$71,668

7.	Employee Benefit Plans
Defined Benefit Plan: Voya Services Company (“VSC”) sponsors the Voya Retirement Plan (the “Qualified Plan”).

The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). The costs allocated to the Company for its employees’ participation in the Qualified Plan were $4.7, $5.3 and $14.2 for 2014, 2013 and 2012, respectively. VSC is responsible for all Qualified Plan liabilities.

Beginning January 1, 2012, the Qualified Plan implemented a cash balance pension formula instead of a final average pay (“FAP”) formula, allowing all eligible employees to participate in the Qualified Plan, with this new cash balance pension formula. Participants earn a credit equal to 4% of eligible pay. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employment. For participants in the Qualified Plan, as of December 31, 2011, there was a two-year transition period from the Qualified Plan’s FAP formula to the cash balance pension formula. In accordance with the requirements of SSAP No. 89, Accounting for Pensions, A Replacement of SSAP No. 8 (“SSAP No. 89”) the Company obtained Board of Director approval on November 10, 2011.

Defined Contribution Plans: VSC sponsors the Voya 401(k) Savings Plan (the “Savings Plan”). Substantially all employees of VSC and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not

55

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. VSC matches such pretax contributions, up to a maximum of 6.0% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $5.5, $6.4 and $6.6 for 2014, 2013 and 2012, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with VSC, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The Company uses a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants.

The Omnibus Plan: Certain employees of the Company participate in the Voya Financial, Inc. 2013 Omnibus Employee Incentive Plan ("the Omnibus Plan") with respect to awards granted in 2013 and 2014. Certain employees also participate in various ING share-based compensation plans with respect to awards granted prior to 2013. Certain employees of the Company received awards under ING Group share-based compensation plans during 2013; however, such awards were converted into Performance Share Units (“PSUs”) or restricted stock units ("RSUs") of the Voya Financial, Inc. common stock under the Omnibus Plan upon the closing of the IPO in May 2013.

The costs allocated to the Company under these holding company arrangements for employee participation were $21.3, $15.1 and $12.1 for 2014, 2013 and 2012, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $30.4 and $30.6 for the years ended December 31, 2014 and 2013, respectively.

As of August 1, 2009, Voya's Postretirement Welfare Plans are no longer eligible for the Medicare Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries. The 2015 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is $0.

56

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded			Underfunded
	2014	2013	2012	2014	2013	2012
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$—	$30,027	$33,184	$31,832
Service cost	—	—	—	—	—	—
Interest cost	—	—	—	1,422	1,292	1,451
Contribution by plan participants	—	—	—	—	—	—
Actuarial (gain) loss	—	—	—	6,555	(1,588)	2,786
Foreign currency exchange rate changes	—	—	—	—	—	—
Benefits paid	—	—	—	(2,968)	(2,861)	(2,885)
Plan amendments	—	—	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—	—	—
Benefit obligation at end of year	$—	$—	$—	$35,036	$30,027	$33,184

Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$—	$6,650	$8,202	$8,593
Service cost	—	—	—	—	—	—
Interest cost	—	—	—	293	304	381
Contribution by plan participants	—	—	—	330	393	452
Actuarial (gain) loss	—	—	—	(472)	(1,206)	160
Foreign currency exchange rate changes	—	—	—	—	—	—
Benefits paid	—	—	—	(1,122)	(1,043)	(1,384)
Plan amendments	—	—	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—	—	—
Benefit obligation at end of year	$—	$—	$—	$5,679	$6,650	$8,202

Postemployment & Compensated Absence Benefits
Benefit obligation at beginning of year	$—	$—	$—	$32	$157	$157
Service cost	—	—	—	—	—	—
Interest cost	—	—	—	2	5	—
Contribution by plan participants	—	—	—	—	—	—
Actuarial (gain) loss	—	—	—	5	(130)	—
Foreign currency exchange rate changes	—	—	—	—	—	—
Benefits paid	—	—	—	—	—	—
Plan amendments	—	—	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—	—	—
Benefit obligation at end of year	$—	$—	$—	$39	$32	$157
57

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits			Postretirement Benefits			Postemployment
	2014	2013	2012	2014	2013	2012	2014	2013	2012
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—	—	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—	—	—	—	—	—
Reporting entity contribution	2,968	2,861	2,885	792	650	932	—	—	—
Plan participants' contributions	—	—	—	330	393	452	—	—	—
Benefits paid	(2,968)	(2,861)	(2,885)	(1,122)	(1,043)	(1,384)	—	—	—
Business combinations, divestitures and settlements	—	—	—	—	—	—	—	—	—
Fair value of plan assets at end of year	$—	$—	$—	$—	$—	$—	$—	$—	$—

The funded status of the plans are as follows:

	Pension Benefits			Postretirement Benefits
	2014	2013	2012	2014	2013	2012
	(In Thousands)
Overfunded
Assets (nonadmitted)
Prepaid benefit costs	$—	$—	$—	$—	$—	$—
Overfunded plan assets	—	—	—	—	—	—
Total assets (nonadmitted)	$—	$—	$—	$—	$—	$—

Underfunded
Liabilities recognized
Accrued benefit costs	$15,509	$15,337	$14,849	$15,054	$16,670	$18,001
Liability for pension benefits	19,527	14,690	18,335	(9,375)	(10,020)	(9,799)
Total liabilities recognized	$35,036	$30,027	$33,184	$5,679	$6,650	$8,202

Unrecognized liabilities	$—	$—	$—	$—	$—	$—

58

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits			Postemployment & Compensated Absence Benefits
	2014	2013	2012	2014	2013	2012	2014	2013	2012
	(In Thousands)
Service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Interest cost	1,422	1,292	1,451	293	304	381	2	5	—
Expected return on plan assets	—	—	—	—	—	—	—	—	—
Transition asset or obligation	821	821	821	—	—	—	—	—	—
Gains and losses	897	1,236	980	(325)	(193)	(255)	5	(130)	—
Prior service cost or credit	—	—	(2)	(792)	(792)	(792)	—	—	—
Gain or loss recognized due to a settlement or curtailment	—	—	—	—	—	—	—	—	—
Total net periodic benefit cost	$3,140	$3,349	$3,250	$(824)	$(681)	$(666)	$7	$(125)	$—

The amounts in unassigned funds (surplus) recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2014	2013	2012	2014	2013	2012
	(In Thousands)
Items not yet recognized - prior year	$14,690	$18,335	$17,348	$(10,020)	$(9,799)	$(11,006)
Net transition asset or obligation recognized	(821)	(821)	(821)	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—	—	—
Net prior service cost or credit recognized	—	—	2	792	792	792
Net gain and loss arising during period	6,555	(1,588)	2,786	(472)	(1,206)	160
Net gain and loss recognized	(897)	(1,236)	(980)	325	193	255
Items not yet recognized - current year	$19,527	$14,690	$18,335	$(9,375)	$(10,020)	$(9,799)

59

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2014	2013	2012	2014	2013	2012
	(In Thousands)
Net transition asset or obligation recognized	$821	$821	$821	$—	$—	$—
Net prior service cost or credit	—	—	—	(791)	(792)	(792)
Net recognized gains and losses	1,694	897	1,236	(277)	(287)	(193)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2014	2013	2012	2014	2013	2012
	(In Thousands)
Net transition asset or obligation	$4,928	$5,749	$6,570	$—	$—	$—
Net prior service cost or credit	—	—	—	(5,212)	(6,004)	(6,795)
Net recognized gains and losses	14,599	8,941	11,765	(4,163)	(4,016)	(3,004)

Assumptions used in determining year-end liabilities for the defined benefit plans and other benefit plan as of December 31, 2014, 2013 and 2012 were as follows:

	2014	2013	2012
Weighted average discount rate	4.36%	4.95%	4.05%
Rate of increase in compensation level	4.00%	4.00%	4.00%

Assumptions used in determining expense for the defined benefit plans and other benefit plan as of January 1, 2014, 2013 and 2012 were as follows:

	2014	2013	2012
Weighted average discount rate	4.95%	4.05%	4.75%
Rate of increase in compensation level	4.00%	4.00%	4.00%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 7.40%, decreasing gradually to 7.09% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2014 by $0.0. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2014 by $0.0.

The amount of accumulated benefit obligation for defined benefit pension plans was $35.0 and $30.0 for the years ended December 31, 2014 and 2013, respectively.

60

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company expects to pay the following benefits in future years:

Year ending December 31,	Benefits
(In Thousands)
2015	$3,308
2016	3,182
2017	3,082
2018	3,058
2019	3,046
2020 through 2024	14,366

The Company’s expected future contributions are equal to its expected future benefit payments. The Company’s 2015 future expected contribution is $3.3.

The Company has multiple postretirement welfare benefit plans. The medical plans are contributory, with plan premiums and participants’ contributions adjusted annually. The life insurance plan for retirees is contributory based on retirement date. Coverage for Medicare eligible retirees is provided through a fully insured Medicare Advantage plan. The Company’s contribution toward the retiree medical Medicare Advantage plan cost is limited such that it will not increase by more than 4% annually.

The Company does not have any regulatory contribution requirements for 2015, and the Company does currently intend to make voluntary contributions of $3.3 to the defined benefit pension plan for 2015.

8.	Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

61

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The general nature and characteristics of the separate accounts business is as follows:

	Non-Indexed Guarantee Less than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2014
Premium, consideration or deposits for the year	$(79)	$115,733	$115,654

Reserves for separate accounts with assets at:
Fair value	$37,604	$2,199,298	$2,236,902
Total reserves	$37,604	$2,199,298	$2,236,902

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$37,604	$—	$37,604
At market value	—	2,196,453	2,196,453
Subtotal	37,604	2,196,453	2,234,057
Not subject to discretionary withdrawal	—	2,845	2,845
Total separate account aggregate reserves	$37,604	$2,199,298	$2,236,902

December 31, 2013
Premium, consideration or deposits for the year	$(58)	$123,534	$123,476

Reserves for separate accounts with assets at:
Fair value	$41,035	$2,189,923	$2,230,958
Total reserves	$41,035	$2,189,923	$2,230,958

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$41,035	$—	$41,035
At market value	—	2,184,833	2,184,833
Subtotal	41,035	2,184,833	2,225,868
Not subject to discretionary withdrawal	—	5,090	5,090
Total separate account aggregate reserves	$41,035	$2,189,923	$2,230,958

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2014 and 2013, the Company reported assets and liabilities from Individual Annuity, Group Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines in separate accounts.

62

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2014 and 2013:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2014
Individual Life	$1,261,138	$—
Individual Annuity	977,193	—
MVA	20,162	—
Group Annuity	722	—
	$2,259,215	$—

December 31, 2013
Individual Life	$1,265,242	$—
Individual Annuity	971,759	—
MVA	24,725	—
Group Annuity	681	—
	$2,262,407	$—

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. As of December 31, 2014 and 2013, the general account of the Company had a maximum guarantee for separate account liabilities of $32.2 and $35.2, respectively.

To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2014	$11,798
2013	10,895
2012	9,743
2011	9,693
2010	9,111

63

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2014	$438
2013	301
2012	256
2011	473
2010	361

The Company does not engage in securities lending transactions within the separate account.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2014	2013	2012
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$117,398	$124,995	$135,823
Transfers from separate accounts	(213,902)	(201,656)	(229,364)
Transfers as reported in the Statements of Operations	$(96,504)	$(76,661)	$(93,541)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2014 and 2013 were as follows:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum/Accumulation/Withdrawal Benefit (GMAB/GMWB)
	(In Thousands)
December 31, 2014
Separate account liability	$1,295,705	$809
Gross amount of reserve	11,169	—
Reinsurance reserve credit	—	—

December 31, 2013
Separate account liability	$1,278,480	$853
Gross amount of reserve	14,015	—
Reinsurance reserve credit	—	—

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds,

64

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

and other invested assets. The aggregate fair value of the invested assets as of December 31, 2014 and 2013 was $2.3 billion and $2.3 billion, respectively.

The Company has separate account accounts for which less than 100% of investment proceeds, net of contract fees and assessments, are attributable to a contract holder. The reinvestment of investment proceeds within the separate account did not result in the Company having a combined investment portfolio that exceeded the state investment limitations imposed on the general account.

65

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

9.	Federal Income Taxes
The Company files a consolidated federal income tax return with its indirect parent, Voya Financial, Inc., and other U.S. affiliates. In 2012, the Company had a written tax sharing agreement, approved by the Company's Board of Directors, which provided that each member of the consolidated return would reimburse Voya Financial, Inc. for its respective share of the consolidated federal income tax liability and would receive a benefit for its losses at the statutory rate. Effective January 1, 2013, the Company entered into a new tax sharing agreement, approved by the Company's Board of Directors, which provides that for 2013 and subsequent years, the Company will be allocated a tax liability based on its separate return tax liabilities. Any loss generated by the Company will only be benefited to the extent the consolidated tax group actually uses the tax benefit of the losses generated.

66

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Australia Retirement Services Holding, LLC	Voya II Custom Investments LLC
Directed Services LLC	Voya Financial Advisors, Inc.
IB Holdings LLC	Voya Financial Partners, LLC
IIPS of Florida, LLC	Voya Financial Products Company, Inc.
ILICA Inc.	Voya Financial, Inc.
Langhorne I, LLC	Voya Funds Services, LLC
Midwestern United Life Insurance Company	Voya Holdings Inc.
Pomona Management LLC	Voya Institutional Plan Services, LLC
Rancho Mountain Properties, Inc.	Voya Investment Trust Co.
ReliaStar Life Insurance Company	Voya Institutional Trust Company
ReliaStar Life Insurance Company of New York	Voya Insurance and Annuity Company
Roaring River, LLC	Voya Insurance Solutions, Inc.
Roaring River II, LLC	Voya International Nominee Holdings, Inc.
Roaring River III Holding, LLC	Voya Investment Management Alternative Assets LLC
Roaring River III, LLC	Voya Investment Management Co. LLC
Roaring River IV Holding, LLC	Voya Investment Management LLC
Roaring River IV, LLC	Voya Investments Distributor, LLC
Security Life Assignment Corp.	Voya Investments, LLC
Security Life of Denver Insurance Company	Voya Payroll Management, Inc.
Security Life of Denver International Limited	Voya Pomona Holdings LLC
SLDI Georgia Holdings, Inc.	Voya Realty Group LLC
Systematized Benefits Administrators, Inc.	Voya Retirement Advisors, LLC
Voya Alternative Asset Management LLC	Voya Retirement Insurance and Annuity Company
Voya America Equities, Inc.	Voya Services Company
Voya Capital, LLC	Whisperingwind III, LLC
Voya Custom Investments LLC

Under the intercompany tax sharing agreement, the Company has a receivable of $9.3 at December 31, 2014 and had a payable of $21.8 at December 31, 2013 to Voya Financial, Inc., an affiliate, for federal income taxes. See Note 16 for additional disclosures related to this tax sharing agreement.

67

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2014	2013	2012
	(In Thousands)
Federal tax expense (benefit) on operations	$73,787	$(28,043)	$(48,458)
Federal tax expense (benefit) on capital gains and losses	3,972	(9,644)	39,627
Foreign tax benefit (expense)	28	(2,533)	(962)
Total current tax expense (benefit) incurred	$77,787	$(40,220)	$(9,793)

The components of the Net Deferred Tax Asset ("DTA") and Net Deferred Tax Liability ("DTL") at December 31, 2014 and 2013 are as follows:

	12/31/14			12/31/2013			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$406,879	$32,816	$439,695	$420,282	$37,930	$458,212	$(13,403)	$(5,114)	$(18,517)
Statutory valuation allowance adjustments	1,691	—	1,691	1,691	—	1,691	—	—	—
Adjusted gross DTAs	405,188	32,816	438,004	418,591	37,930	456,521	(13,403)	(5,114)	(18,517)
Nonadmitted DTAs	117,101	—	117,101	125,565	—	125,565	(8,464)	—	(8,464)
Subtotal net admitted DTAs	288,087	32,816	320,903	293,026	37,930	330,956	(4,939)	(5,114)	(10,053)
Deferred tax liabilities*	118,829	6,520	125,349	122,843	4,450	127,293	(4,014)	2,070	(1,944)
Net admitted DTA (DTL)	$169,258	$26,296	$195,554	$170,183	$33,480	$203,663	$(925)	$(7,184)	$(8,109)

*	A portion of the capital DTL has been used to offset ordinary DTAs.

68

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2014 and 2013 are as follows:

		12/31/2014			12/31/2013			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$15,534	$—	$15,534	$2,400	$—	$2,400	$13,134	$—	$13,134
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	153,724	26,296	180,020	167,783	33,480	201,263	(14,059)	(7,184)	(21,243)
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	169,258	26,296	195,554	170,183	33,480	203,663	(925)	(7,184)	(8,109)
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	262,373	XXX	XXX	255,418	XXX	XXX	6,955
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	118,829	6,520	125,349	122,843	4,450	127,293	(4,014)	2,070	(1,944)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$288,087	$32,816	$320,903	$293,026	$37,930	$330,956	$(4,939)	$(5,114)	$(10,053)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2014	2013
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,022.26%	964.44%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,913,525	$1,893,431

69

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2014		12/31/2013		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$405,188	$32,816	$418,591	$37,930	$(13,403)	$(5,114)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	80.13%	0.00%	88.27%	0.00%	(8.14)%
Net Admitted Adjusted Gross DTAs	$288,087	$32,816	$293,026	$37,930	$(4,939)	$(5,114)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	4.00%	80.13%	3.84%	88.27%	0.16%	(8.14)%

The Company’s tax planning strategies include the use of reinsurance.

70

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	2014	2013	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Investments	$115,492	$128,577	$(13,085)
Policyholder reserves	114,969	118,398	(3,429)
Deferred acquisition costs	111,032	107,095	3,937
Compensation and benefits accrual	20,418	20,468	(50)
Pension accrual	22,439	17,960	4,479
Other (including items <5% of total ordinary tax assets)	13,328	18,401	(5,073)
Tax credit carry-forward	5,595	5,593	2
Policyholder dividends accrual	3,285	3,358	(73)
Discounting of unpaid losses	298	353	(55)
Fixed assets	—	54	(54)
Unearned premium reserve	23	25	(2)
Subtotal	406,879	420,282	(13,403)
Statutory valuation allowance adjustment	1,691	1,691	—
Nonadmitted	117,101	125,565	(8,464)
Admitted ordinary deferred tax assets	$288,087	$293,026	$(4,939)
Capital:
Investments	$32,816	$37,930	$(5,114)
Subtotal	32,816	37,930	(5,114)
Admitted capital deferred tax assets	$32,816	$37,930	$(5,114)
Admitted deferred tax assets	$320,903	$330,956	$(10,053)

Deferred Tax Liabilities
Ordinary:
Investments	$76,395	$82,812	$(6,417)
Deferred and uncollected premiums	22,804	20,067	2,737
Policyholder reserves	11,754	14,138	(2,384)
Other (including items <5% of total ordinary tax liabilities)	546	690	(144)
Subtotal	$111,499	$117,707	$(6,208)
Capital:
Investments	$13,850	$9,586	$4,264
Subtotal	$13,850	$9,586	$4,264
Total deferred tax liabilities	$125,349	$127,293	$(1,944)

Net deferred tax assets/liabilities	$195,554	$203,663	$(8,109)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2014 and 2013, the Company had a valuation allowance of $1.7 that related to foreign tax credits.

71

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes.

The significant items causing this difference are as follows:

	Year Ended December 31
	2014		2013		2012
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
	(Amounts In Thousands)
Ordinary income (loss)	$172,380		$158,761		$(152,869)
Capital gains (losses)	9,267		16,879		(12,205)
Total pretax income (loss)	181,647		175,640		(165,074)
Expected tax expense (benefit) at 35% statutory rate	63,577	35.0%	61,474	35.0%	(57,776)	35.0%
Increase (decrease) in actual tax reported resulting from:
Tax credits	(2)	—%	(13,992)	(8.0)%	(16,289)	9.9%
Reinsurance	19,451	10.7%	(10,677)	(6.1)%	23,453	(14.2)%
Liquidation of subsidiary	—	—%	(10,154)	(5.8)%	27,997	(17.0)%
Dividends received deduction	(4,855)	(2.7)%	(3,930)	(2.2)%	(4,343)	2.6%
Interest maintenance reserve	1,594	0.9%	(3,342)	(1.9)%	58,413	(35.4)%
Other	203	0.1%	(3,687)	(2.1)%	505	(0.3)%
Prior year tax*	355	0.2%	1,003	0.6%	7,284	(4.4)%
Total income tax reported	$80,323	44.2%	$16,695	9.5%	$39,244	(23.8)%

Current income taxes incurred	$77,787	42.8%	$(40,220)	(22.9)%	$(9,793)	5.9%
Change in deferred income tax**	2,536	1.4%	56,915	32.4%	49,037	(29.7)%
Total income tax reported	$80,323	44.2%	$16,695	9.5%	$39,244	(23.8)%

*
As part of the Company's process to adjust the tax provision to the actual tax return as filed, we changed our estimate of certain deferred tax assets by $0.4, $1.0 and $7.3 for 2014, 2013, and 2012, respectively.

**	Excluding tax on unrealized gains (losses) and other surplus items.

As of December 31, 2014, there is no operating loss. The Company has a foreign tax credit carry forward of $1.7 offset by a full tax valuation allowance. The Company also has a low income housing tax credit carry forward of $3.9.

72

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company's tax credit carry forwards expire as follows:

	Year of Origination	Year of Expiration	Tax Credit Carry Forwards
			(In Thousands)
Foreign Tax Credit	2007	2017	$1,691
Low Income Housing Tax Credit	2013	2033	3,904

There is $15.5 of federal income taxes incurred from 2014, 2013 and 2012 that will be available for recoupment in the event of future net losses.

There were no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2014.

The Company has no unrecorded tax liability as of December 31, 2014.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company’s transferable state tax credit assets at December 31, 2014 and 2013 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2014
Fixed credit at time of purchase	TX	$1,054	$1,117
Low Income Housing Investment	GA	1,668	693
Fixed credit at time of purchase	AL	1,060	1,152
Total State Tax Credits		$3,782	$2,962

December 31, 2013
Fixed credit at time of purchase	AL	$1,060	$1,461
Fixed credit at time of purchase	TX	2,036	2,232
Low Income Housing Investment	GA	1,668	955
Total State Tax Credits		$4,764	$4,648

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2014 or 2013.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premiums taking into account policy growth and rate changes, projecting future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable tax credits.

73

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the change in the tax contingencies tax benefits is as follows:

	2014	2013	2012
	(In Thousands)
Balance at beginning of year	$1,810	$1,810	$1,810
Additions for tax positions related to prior year	80	—	—
Reduction for tax positions related to prior year	—	—	—
Reduction for tax positions settled with taxing authorities	—	—	—
Balance at end of year	$1,890	$1,810	$1,810

The Company had $1.9, $1.8 and $1.8 of tax contingencies as of December 31, 2014, 2013 and 2012, respectively, which would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheet and statements of operation, respectively. The Company had no accrued interest or penalties as of December 31, 2014, 2013 and 2012.

During April 2014, the Internal Revenue Service ("IRS") completed its examination of the Company's returns through tax year 2012. The 2012 audit settlement did not have a material impact on the Company. The Company is currently under audit by the IRS, and it is expected that the examination of tax year 2013 will be finalized within the next twelve months. The Company and the IRS have agreed to participate in the Compliance Assurance Program for the tax years 2013 through 2015.

The timing of the payment of tax contingencies of $1.9 cannot be reliably estimated.

10.	Investment in and Advances to Subsidiaries
The Company has three wholly owned insurance subsidiaries at December 31, 2014 and 2013, ReliaStar Life Insurance Company of New York (“RNY”), Roaring River, LLC (“RR”) and Roaring River II, LLC (“RRII”). At December 31, 2011, the Company also had Whisperingwind, LLC (“WWI”) and Whisperingwind II, LLC ("WWII") as a wholly owned subsidiaries. As of December 31, 2012, the Company had dissolved WWI. As of December 31, 2013, the Company had dissolved WWII.

74

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2014	2013
	(In Thousands)
Common stock (cost - $283,016 in 2014 and $283,016 in 2013)	$298,764	$329,460
Limited liability companies (cost - $176,746 in 2014 and $223,116 in 2013)	—	—
	$298,764	$329,460

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2014	2013	2012
	(In Thousands)
Revenues	$475,979	$455,156	$(757,365)
(Loss) Income before net realized gains and losses	(199,138)	(90,515)	949,903
Net (loss) income	(159,905)	(73,428)	693,942
Admitted assets	5,213,901	4,975,780	4,413,443
Liabilities	4,623,871	4,360,816	3,725,183

Asset and liability amounts for RNY, RR and RRII are included in the above table, however, the Company’s carrying amount for RR and RRII is zero.

The Company received no cash dividends from RNY during years ended December 31, 2014, 2013 and 2012.
On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWI, as a limited liability company. WWI received its licensure as a special purpose financial captive insurance company (“Captive”) from the Director of the South Carolina Department of Insurance on May 29, 2007. After receiving all required and customary regulatory approvals, WWI commenced doing business as a Captive on May 29, 2007. On December 19, 2012, a final return of capital of $46.1 was paid to the Company from WWI. As of December 31, 2012, the Company dissolved this wholly owned subsidiary.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWII, as a limited liability company. WWII received its licensure as a Captive from the Director of the South Carolina Department of Insurance on October 26, 2007. After receiving all required and customary regulatory approvals, WWII commenced doing business as a Captive on November 1, 2007.

75

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On October 1, 2012, all business in WWII was novated to FNL Insurance Company, LTD. (“FNL”). On April 26, 2013, a final return of capital of $40.9 was paid to the Company from WWII. As of April 12, 2013, the Company dissolved this wholly owned subsidiary. The following table summarizes key financial information related to WWII:

	December 31
	2014	2013	2012
	(In Thousands)
Carrying Value of WWII	XX	$—	$40,807
Return of Capital from WWII	XX	40,904	—
Dividends Received from WWII	XX	—	—
Ceded Premium to WWII	XX	—	22,403
Ceded Reserves to WWII	XX	—	—
Ceded Insurance In Force to WWII	XX	—	—

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RR, as a limited liability company. RR received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. After receiving all required and customary regulatory approvals, RR commenced doing business as a Captive on January 1, 2009. The following table summarizes key financial information related to RR:

	December 31
	2014	2013	2012
	(In Thousands)
Carrying Value of RR	$—	$—	$—
Contributed Capital to RR	—	—	—
Return of Capital from RR	—	20,000	90,000
Ceded Premium to RR	50,796	54,744	276,412
Ceded Reserves to RR	232,137	179,602	131,670
Ceded Insurance In Force to RR	33,983,642	35,237,830	36,766,016

76

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On March 29, 2010, the Company created a Missouri domiciled, wholly owned subsidiary, RRII, as a limited liability company. RRII received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. After receiving all required and customary regulatory approvals, RRII commenced doing business as a Captive on December 30, 2010.The following table summarizes key financial information related to RRII:

	December 31
	2014	2013	2012
	(In Thousands)
Carrying Value of RRII	$—	$—	$—
Contributed Capital to RRII	3,630	29,886	40,000
Return of Capital from RRII	50,000	109,886	25,000
Ceded Premium to RRII	128,469	135,850	103,362
Ceded Reserves to RRII	1,373,999	1,184,078	980,319
Ceded Insurance In Force to RRII	91,431,580	94,094,669	97,283,650

11.	Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

Assumed premiums amounted to $103.1, $97.4 and $93.6 for 2014, 2013 and 2012, respectively.
The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2014	2013	2012
	(In Thousands)
Premiums for the year ended	$3,019,436	$2,030,961	$2,201,366
Benefits paid or provided for the year ended	1,495,870	1,530,652	1,534,628
Policy and contract liabilities at year end	9,874,818	8,130,202	7,294,979

The amount of reinsurance credits taken for new agreements executed since January 1, 2014 to include policies or contracts that were in force or which had existing reserves established by the Company, were $2.4 billion.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancellation by the

77

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

reinsurer which results in a net obligation of the reporting entity to the reinsurer is $1.6, and the total amount of reinsurance credits taken for these agreements is $1.4 as of December 31, 2014.

The Company estimates that an aggregate reduction in surplus of $5,350.0 would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2014. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

12.	Capital and Surplus
Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

A surplus note with a carrying value and par value of $100,000,000 was issued by the Company to Voya Holdings on December 1, 2001 with September 15, 2021 as the date of maturity. On November 25, 2009, the surplus note transferred beneficial ownership from Voya Holdings to SLDI Georgia Holdings, Inc.("SGH"). For the years ended December 31, 2014, 2013 and 2012, interest paid totaled $2.8, $2.0 and $2.7, respectively. There is no accrued interest for the years ended December 31, 2014 and 2013. The interest rate associated with this surplus debenture varies. The amount of unapproved interest and/or principal associated with this surplus debenture is $0.8, $0.6, and $0.7 as of December 31, 2014, 2013 and 2012, respectively.

Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Minnesota Insurance Commissioner.

Capital Contributions and Extraordinary Dividends

On May 2, 2014, the Company declared an ordinary dividend in the amount of $193.0 to its sole shareholder, Voya Holdings for ultimate distribution to Voya Financial, Inc., which was paid on May 19, 2014, after providing notice to the Minnesota Department of Commerce-Insurance Division.

78

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On April 3, 2013, the Minnesota Department of Commerce - Insurance Division approved an extraordinary distribution of $583.0 that was paid on May 8, 2013 to the Company's parent, Voya Holdings. On June 26, 2012, with the permission of the Minnesota Department of Commerce - Insurance Division, the Company paid an extraordinary dividend to Voya Holdings in the amount of $130.0.

The Company did not receive any capital contributions from Voya Holdings during 2014, 2013 and 2012.

The Company contributed capital in the amount of $1.6 and $2.0 on April 14, 2014 and September 15, 2014, respectively, to its wholly owned subsidiary, RRII. RRII received approval from the Missouri Department of Insurance to pay a $50.0 return of capital to the Company on November 3, 2014.

The Company contributed capital in the amount of $7.3 and $22.6 on June 17, 2013 and September 13, 2013, respectively, to RRII. RRII received approval from the Missouri Department of Insurance to pay $29.9 and $80.0 in returns of capital to the Company on December 17, 2013 and October 7, 2013, respectively.

On April 26, 2013, a final return of capital of $40.9 was paid to the Company from WWII. As of April 12, 2013, the Company dissolved this wholly owned subsidiary.

On May 1, 2012, the Company contributed capital in the amount of $40.0 to RRII. On October 12, 2012, the Missouri Department of Insurance approved a return of capital payment of $25.0 that was paid on November 1, 2012 to the Company from RRII.

On November 18, 2013, the Company received a return of capital of $20.0 from RR. On October 31, 2012, the Missouri Department of Insurance approved a return of capital of $90.0 to the Company from RR that was paid on December 11, 2012.

On December 19, 2012, a final return of capital of $46.1 was paid to the Company from WWI. As of December 31, 2012, the Company dissolved this wholly owned subsidiary.

Life and health insurance companies are subject to certain Risk Based Capital requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

79

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

13.	Fair Values of Financial Instruments
In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function

80

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

of factors such as yield, credit quality, and maturity, which fall within a range between 0.9% and 8.8% over the total portfolio. The Company’s statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).
Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, S&P 500 Index prices and London Interbank Offered Rates ("LIBOR") and Overnight Index Swap Rates ("OIS"). Effective June 30, 2012, the Company

81

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

began using OIS curve for discounting the cash flows rather than LIBOR curve for rate derivatives. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

82

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2014:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$15,730,287	$14,514,214	$716,223	$14,667,316	$346,748
Preferred stock	57,277	47,986	2,818	—	54,459
Common stock	10,643	10,643	10,195	—	448
Mortgage loans	2,252,129	2,137,527	—	—	2,252,129
Contract loans	617,501	617,501	617,501	—	—
Other invested assets	242,262	196,788	—	241,951	311
Cash, cash equivalents and short-term investments	125,476	125,490	119,192	4,497	1,787
Derivatives
Credit contracts	540	200	—	540	—
Equity contracts	1,143	1,143	—	1,125	18
Foreign exchange contracts	13,987	6,282	—	13,987	—
Interest rate contracts	92,670	83,283	—	92,670	—
Separate account assets	2,259,215	2,259,215	2,241,554	16,830	831
Total Assets	$21,403,130	$20,000,272	$3,707,483	$15,038,916	$2,656,731

Liabilities:
Supplementary contracts and immediate annuities	$85,819	$71,721	$—	$39,803	$46,016
Deposit type contracts	594,619	591,894	—	555,813	38,806
Derivatives
Credit contracts	(6,518)	3,645	—	(6,518)	—
Foreign exchange contracts	7,475	6,265	—	7,475	—
Interest rate contracts	74,719	54,325	—	74,719	—
Total Liabilities	$756,114	$727,850	$—	$671,292	$84,822

The Company did not have any financial instruments for which it was not practicable to estimate fair value as of December 31, 2014.

83

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2013 :

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$15,198,596	$14,620,223	$1,029,865	$13,955,004	$213,727
Preferred stock	43,185	33,722	2,868	22,193	18,124
Common stock	10,685	10,685	10,233	—	452
Mortgage loans	2,147,678	2,128,342	—	—	2,147,678
Contract loans	649,130	649,130	649,130	—	—
Other invested assets	210,635	197,031	—	210,078	557
Cash, cash equivalents and short-term investments	43,600	43,598	31,603	11,997	—
Derivatives
Credit contracts	557	258	—	557	—
Equity contracts	1,578	1,578	—	1,482	96
Foreign exchange contracts	6,116	2,087	—	6,116	—
Interest rate contracts	99,729	99,447	—	99,729	—
Separate account assets	2,262,407	2,262,407	2,236,869	24,491	1,047
Total Assets	$20,673,896	$20,048,508	$3,960,568	$14,331,647	$2,381,681

Liabilities:
Supplementary contracts and immediate annuities	$76,438	$70,166	$—	$37,878	$38,560
Deposit type contracts	624,237	621,223	—	588,580	35,657
Derivatives
Credit contracts	(8,829)	5,496	—	(8,829)	—
Foreign exchange contracts	9,652	2,061	—	9,652	—
Interest rate contracts	125,490	95,890	—	104,826	20,664
Total Liabilities	$826,988	$794,836	$—	$732,107	$94,881

The Company did not have any financial instruments for which it was not practicable to estimate the fair value as of December 31, 2013.

84

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable input (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
U.S. corporate, state & municipal	$—	$3,473	$—	$3,473
Foreign	—	2,399	—	2,399
Other asset-backed	—	4,666	—	4,666
Common stock	10,195	—	448	10,643
Derivatives
Equity contracts	—	1,125	18	1,143
Foreign exchange contracts	—	6,282	—	6,282
Interest rate contracts	—	83,283	—	83,283
Separate account assets	2,241,158	16,830	831	2,258,819
Total assets	$2,251,353	$118,058	$1,297	$2,370,708

Liabilities:
Deposit type contracts	$—	$555,813	$—	$555,813
Supplementary contracts and immediate annuities	—	39,803	—	39,803
Derivatives
Foreign exchange contracts	—	6,265	—	6,265
Interest rate contracts	—	54,325	—	54,325
Total liabilities	$—	$656,206	$—	$656,206

There were no transfers between Level 1 and Level 2 during 2014. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

85

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable input (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
U.S. corporate, state & municipal	$—	$3,801	$—	$3,801
Residential mortgage-backed	—	7	—	7
Other asset-backed	—	77	—	77
Preferred stock	—	—	101	101
Common stock	10,233	—	452	10,685
Derivatives
Equity contracts	—	1,482	96	1,578
Foreign exchange contracts	—	2,087	—	2,087
Interest rate contracts	—	99,447	—	99,447
Separate account assets	2,236,869	24,491	1,047	2,262,407
Total assets	$2,247,102	$131,392	$1,696	$2,380,190

Liabilities:
Deposit type contracts	$—	$588,580	$—	$588,580
Supplementary contracts and immediate annuities	—	37,878	—	37,878
Derivatives
Foreign exchange contracts	—	2,061	—	2,061
Interest rate contracts	—	75,226	20,664	95,890
Total liabilities	$—	$703,745	$20,664	$724,409
The Company did not have any security transfers between Level 1 and Level 2 during 2013. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Fair value for privately placed bonds is determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company’s level 3 fair value measurements of its bonds, common stock, preferred stock and equity and credit derivative contracts are primarily based on broker quotes for which the

86

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.
Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for fixed maturities.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS, which are obtained from third party sources and uploaded into the system. Effective June 30, 2012, the Company began using the OIS curve for discounting cash flows rather than the LIBOR curve rate derivatives. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

87

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2014:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Corporate	$—	$2	$(2)	$—	$—	$—	$—	$—	$—	$—
Preferred Stock	101	—	(90)	(460)	449	—	—	—	—	—
Common Stock	452	—	—	(213)	209	—	—	—	—	448
Derivatives
Equity contracts	96	—	—	26	(75)	20	—	(49)	—	18
Interest rate contracts	(20,664)	—	—	5,784	14,880	—	—	—	—	—
Separate accounts	1,047	—	—	—	(27)	—	—	(189)	—	831
Total	$(18,968)	$2	$(92)	$5,137	$15,436	$20	$—	$(238)	$—	$1,297

Transfers into or out of Level 3 during the year ended December 31, 2014 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2013:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Preferred Stock	$—	$527	$—	$—	$(426)	$—	$—	$—	$—	$101
Common Stock	1,360	203	(678)	(60)	(373)	—	—	—	—	452
Derivatives
Equity contracts	7	—	—	78	—	(20)	—	31	—	96
Interest rate contracts	(19,346)	—	—	13,281	(16,545)	—	—	1,946	—	(20,664)
Separate accounts	7,720	—	—	—	(15)	—	—	(83)	(6,575)	1,047
Total	$(10,259)	$730	$(678)	$13,299	$(17,359)	$(20)	$—	$1,894	$(6,575)	$(18,968)

The transfers out of Level 3 during the year ended December 31, 2013 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. These securities are generally less liquid with

88

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

14.	Commitments and Contingencies
Claims-Related Extra Contractual Obligation and Bad Faith Losses Stemming from Lawsuits: Settlements are accomplished by compromising disputed claims. By entering a settlement, the Company does not admit any allegation made by a plaintiff and, instead, denies the allegations, including any allegation of bad faith or an entitlement to extra contractual damages. Typically, settlement amounts are not allocated to particular claims (contractual or extra-contractual). The cases (1) were resolved in one year period ending December 31, 2014; (2) contained an allegation of bad faith or sought extra-contractual damages; and (3) the settlement amount exceeded the death benefit amount.

The settlement amounts paid in excess of death benefit amounts during 2014 was $0.2.

Guarantee Agreement: The Company, along with a Voya Financial, Inc. affiliate, SLD, has a guarantee agreement whereby they are jointly and severally liable for the obligation of another Voya Financial, Inc. affiliate, SLDI, related to a reinsurance transaction that was scheduled to be in-force through December 18, 2023. The State of Colorado and the State of Minnesota did not disapprove the guarantee agreement. On December 18, 2014, the bonds insured by the unrelated insurance company were redeemed and the insurance policies were canceled thereby eliminating the underlying risk in the reinsurance contract. The joint and several guarantee up to $239.3 remains in effect through the bankruptcy preference period on the underlying transaction which will expire no later than December 18, 2015. As of December 31, 2014, no payments have been required under the guarantee and the potential amount of future payments is remote, therefore, no contingent liability or payment expense has been recorded. The Company has recorded a non-contingent liability for the ongoing obligation to provide the guarantee of $0.8 and $0.9 as of December 31, 2014 and 2013. This liability will amortize over the bankruptcy preference period until the guarantee obligation expires.

The Company provided a Letter of Credit (“LOC”) from the Federal Home Loan Bank of Des Moines in support of this contingent obligation, but the LOC was canceled on December 18, 2014. The Company pledged assets with a market value of $290.8 as of December 31, 2013 to the FHLB as collateral for the letter of credit.

Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in those cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2014, 2013 and 2012, rent expense totaled $2.0, $2.0 and $2.8, respectively.

89

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company does not have any minimum aggregate rental commitments under the cost-sharing arrangements and service agreements. The Company does not have any future minimum lease payment receivables under the cost-sharing arrangements and service agreements.

Litigation: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $93.1 and $156.4 at December 31, 2014 and 2013, respectively. The Company is also committed to provide additional capital contributions for partnerships of $82.3 and $87.1 at December 31, 2014 and 2013, respectively.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include significant holdings of US Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many

90

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

On March 16, Fitch raised the Company’s insurer financial strength rating to “A” from “A-” and assigned a Stable outlook. On September 4, 2014, Fitch affirmed the “A-" insurer financial strength rating of the Company and maintained its Positive outlook. On March 6, 2014, Fitch affirmed the "A-" insurer financial strength rating of the Company and revised the rating outlook to Positive from Stable.

On February 17, 2015, S&P raised the Company’s insurer financial strength rating to “A” from “A-” and assigned a Stable outlook. On March 14, 2014, S&P affirmed the “A-" insurer financial strength rating of the Company and revised the rating outlook to Positive from Stable

On March 3, 2015, Moody's raised the Company's insurer financial strength rating to "A2" from "A3" and assigned a Stable outlook. On May 13, 2014, Moody’s affirmed the "A3" insurer financial strength rating of the Company and revised the rating outlook to Positive from Stable.

On July 3, 2014 A.M. Best affirmed the "A" insurer financial strength rating of the Company and maintained its Stable outlook.

The ratings of the Company by the rating agencies reflect a broader view of how the financial services industry is being challenged by the current economic environment, but also are based on the rating agencies’ specific views of the Company’s financial strength. In making their ratings decisions, the agencies consider past and expected future capital and earnings, asset quality and risk, profitability and risk of existing liabilities and current products, market share and product distribution capabilities, and direct or implied support from parent companies, among other factors.

91

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

15.	Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2020, the Company and Voya Financial, Inc. can borrow up to 2% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Effective January 2014, interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received interest income of $0.2, $0.0 and $0.3 for the years ended December 31, 2014, 2013, and 2012, respectively.

As of December 31, 2014 and 2013, the Company had no outstanding receivable or outstanding payable from Voya Financial, Inc. under the reciprocal loan agreement. The Company incurred minimal interest expense on borrowed money during 2014 and incurred no interest expense on borrowed money during 2013 and 2012.

The Company is the beneficiary of letters of credit totaling $1,037.6; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.

16.	Related Party Transactions
Investment Management: The Company has entered into an investment advisory agreement with VIM under which VIM provides the Company with investment management services. The Company has entered into an administrative services agreement with VIM under which VIM provides the Company with asset liability management services. Total fees paid by the Company to VIM under the agreement were approximately $33.1, $34.0 and $35.5 for the years ended December 31, 2014, 2013 and 2012, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with certain of its affiliated insurance companies in the U.S. (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting, and other services to each other. The Company has entered into a services agreement with VSC whereby VSC provides certain administrative, management, professional, advisory, consulting and other services to the Company. The Company has entered into a services agreement with RNY whereby the Company provides certain administrative, management, professional, advisory, consulting and other services to RNY. The Company has entered into a services agreement with VFP to provide certain administrative, management, professional advisory, consulting, and other services to the Company for the benefit of its customers. Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company.

92

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company will reimburse VFP for direct and indirect costs incurred on behalf of the Company. The Company entered into a services agreement with RR and VSC whereby the Company and VSC provide certain administrative, management, professional, advisory, consulting and other services to RR.

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated Voya Financial, Inc. companies are allocated among companies in accordance with systematic cost allocation methods.

Expenses allocated to the Company from affiliated entities under these cost sharing arrangements were $238.0, $240.0 and $271.7 for the years ended December 31, 2014, 2013 and 2012, respectively. Expenses allocated by the Company to affiliated entities under these cost sharing arrangements were $41.3, $38.1 and $47.8 for the years ended December 31, 2014, 2013 and 2012, respectively.

Fixed Maturity Asset Transfer: On July 9, 2012, the Company sold bonds to an affiliated insurance company, SLD, for $509.3 and generated $68.6 in net realized capital gains before tax. Also on July 9, 2012, the Company purchased $830.7 of different bonds from the same affiliate. The Company participated in this transaction in order to reduce its negative IMR and improve its surplus. In addition, transaction helps the Company utilize excess liquidity and reduce its exposure to foreign bonds.

Tax Sharing Agreements: The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. For 2012 and prior years, the federal tax sharing agreement requires Voya Financial, Inc., the U.S. holding company to pay its subsidiaries for the tax benefits of ordinary and capital losses as they are incurred, and in turn requires its subsidiaries to pay Voya Financial, Inc. for the taxes payable on their ordinary income and capital gains. Under the agreement, Voya Financial, Inc. is required to make payments even if losses do not offset other subsidiaries' ordinary income or capital gains. Effective January 1, 2013, the parties have entered into a new federal tax sharing agreement which provides that for 2013 and subsequent years, Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

93

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2014, in conjunction with the Company’s novation of reinsurance from Whisperingwind III (“WWIII”) to SLD, the Company terminated its interest rate swap agreement ("IRSA") with Voya Financial, Inc., and Voya Financial, Inc. terminated its mirror IRSA with WWIII. The swap liability balance on the Company's balance sheet at December 31, 2013 was approximately $21.0 and was adjusted to $0.0 as of the effective date of the novation

17.	Guaranty Fund Assessments
Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated this liability to be $9.8 and $4.0 as of December 31, 2014 and 2013, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheet. The Company has also recorded an asset in other assets on the balance sheet of $10.2 and $6.3 as of December 31, 2014 and 2013, respectively, for future credits to premium taxes for assessments already paid and/or accrued. The periods over which the guaranty fund assessments are expected to be paid, the related premium tax offsets expected to be realized and the additional industry support expected to be paid are unknown at this time.

There are no premium tax offsets where it is reasonably possible that an impairment has occurred in accordance with SSAP No. 5R.

A reconciliation of assets recognized is presented below:

	Year ended December 31
	2014	2013
	(In Thousands)
Assets recognized from paid and accrued premium tax offsets and policy surcharges beginning of the year	$6,327	$8,891

Decreases current year:
Premium tax offset applied	665	535
Changes in premium tax offset capacity / other adjustments	—	178
Adjustment to estimate	—	1,851

Increases current year:
Adjustment to estimate	4,346	—
Changes in premium tax offset capacity / other adjustments	151	—
Assets recognized from paid and accrued premium tax offsets and policy surcharges end of the current year	$10,159	$6,327

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

18.	Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2014	2013
	(In Thousands)
Balance at January 1	$241,195	$279,906
Less reinsurance recoverables	93,765	92,642
Net balance at January 1	147,430	187,264

Incurred related to:
Current year	22,749	9,161
Prior years	(3,417)	(22,902)
Total incurred	19,332	(13,741)

Paid related to:
Current year	8,458	4,343
Prior years	24,231	21,750
Total paid	32,689	26,093

Net balance at December 31	134,073	147,430
Plus reinsurance recoverables	103,903	93,765
Balance at December 31	$237,976	$241,195

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but also includes a reduction due to retroactive reinsurance of worker's compensation carve-out reserves. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the balance sheet.

The Company currently does not actively write any health insurance premium subject to the Affordable Care Act Risk sharing provisions. The Company's existing health insurance business consists of grandfathered policies issued prior to March 23, 2010 that are not Qualified Health Plans (“QHP”), as defined in the Affordable Care Act. As a result, the Company does not have any admitted assets, liabilities or revenue elements under any program regarding the risk sharing provisions of the Affordable Care Act for the reporting period ending December 31, 2014.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

19.	Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $10.7, $10.8, and $10.5 for December 31, 2014, 2013, and 2012, respectively. This represented 43.5%, 30.0%, and 32.9% of the total group life premiums written, net of reinsurance, for December 31, 2014, 2013 and 2012, respectively. The amount of group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company was $3.1, $2.1, and $0 for December 31, 2014, 2013 and 2012, respectively. This represented 6.6%, 8.8%, and 0.0% of net group health premiums written at December 31, 2014, 2013 and 2012, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2014
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

20.	Direct Premiums Written/Produced by Managing General Agents/Third Party
Administrators

Name of Managing General Agent or Third Party Administrator	FEIN Number	Exclusive Contract	Type of Business Written	Type of Authority Granted *	Total Direct Premiums Written
					(In Thousands)
2014
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C, CA, B, U	$78,068
Total					$78,068

2013
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C, CA, B, U	$75,789
Total					$75,789

* C = Claims payment, CA = Claims adjustment, B = Binding authority, U = Underwriting

The aggregate amount of premiums written through managing general agents or third party administrators during 2014 is $78.1.

21.	Subsequent Events
The Company is not aware of any events occurring subsequent to December 31, 2014 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2014 through April 2, 2015, the date the statutory financial statements were available to be issued.

22.	Reconciliation to the Annual Statement
At December 31, 2012, differences in amounts reported in the Annual Statement and amounts in the accompanying statutory basis financial statements are due to the following:

	Total Capital and Surplus	Net (Loss) Income
	(In Thousands)
2012
Amounts as reported in the Annual Statement	$2,284,647	$(155,281)
Adjustment for subsidiary - deferred and uncollected premium tax adjustments on RNY	(6,029)	—
Amounts as reported in the accompanying statutory basis financial statements	$2,278,618	$(155,281)

At December 31, 2014 and 2013, there were no differences in amounts reported in the Annual Statement and the amounts in the accompanying statutory basis financial statements.

97

Form No. SAI.100209-15

May 2015

SEPARATE ACCOUNT N
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of Separate Account N:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2014
		-	Statements of Operations for the year ended December 31, 2014
		-	Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013
		-	Notes to Financial Statements
Financial Statements - Statutory Basis - of ReliaStar Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets - Statutory Basis - as of December 31, 2014 and 2013
		-	Statements of Operations - Statutory Basis - for the years ended December 31,
2014, 2013 and 2012
		-	Statements of Changes in Capital and Surplus - Statutory Basis - for the years ended December 31, 2014, 2013 and 2012
		-	Statements of Cash Flows - Statutory Basis - for the years ended December 31,
2014, 2013 and 2012
		-	Notes to Financial Statements - Statutory Basis

(b)	Exhibits
	(1.1)		Resolution of the Board of Directors of ReliaStar Life Insurance Company
(“Depositor”) Authorizing the Establishment of Separate Account N
(“Registrant”) · Incorporated by reference to Initial Registration Statement on
Form N-4 (File No. 333-120636), as filed on November 19, 2004.
	(1.2)		Resolution of the Executive Committee of the Board of Directors of Northern
Life Insurance Company (“Depositor”) Authorizing the Establishment of
Separate Account One (“Registrant”) · Incorporated by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
033-90474), as filed on April 20, 1998.
	(2)		Not applicable
	(3.1)		Distribution and Administrative Services Agreement between ING Financial
Advisers, LLC and Depositor · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on February 20, 2004.

(3.2)	Amended Broker/Dealer Variable Annuity Compensation Schedule ·
Incorporated by reference to Post-Effective Amendment No. 9 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on November 5, 1999.
(3.3)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 21 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 7, 2011.
(3.4)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among
Directed Services LLC and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on April 11, 2014.
(3.5)	Amendment No. 2 made and entered into as of September 30, 2014 to the
Intercompany Agreement dated as of December 22, 2010 by and among
Directed Services LLC and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 25 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on December 11, 2014.
(3.6)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 21 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on April 7,
2011.
(3.7)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among ING
Investment Management LLC and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 24 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 11, 2014.
(3.8)	Amendment No. 2 made and entered into as of September 30, 2014 to the
Intercompany Agreement dated as of December 22, 2010 by and among Voya
Investment Management LLC (formerly ING Investment Management LLC)
and ReliaStar Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 25 to Registration Statement on Form N-4 (File No.
333-100207), as filed on December 11, 2014.
(4.1)	Individual Deferred Tax Sheltered Annuity Contract (Transfer Series) ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.2)	Individual Deferred Annuity Contract (Transfer Series) for use with Non-
Qualified Plans · Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April
20, 1998.

(4.3)	Individual Deferred Retirement Annuity Contract (Transfer Series) ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.4)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.5)	Flexible Premium Individual Deferred Retirement Annuity Contract ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.6)	ERISA Endorsement · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 033-90474), as filed on
April 23, 1996.
(4.7)	TSA Endorsement · Incorporated by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-4 (File No. 033-90474), as filed on
April 28, 1997.
(4.8)	Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No.
13000 (FL) 2-95 in Florida · Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474),
as filed on July 29, 1997.
(4.9)	Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form
No. 13000 (FL-PBC) 2-95 in Florida · Incorporated by reference to Post-
Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
033-90474), as filed on July 29, 1997.
(4.10)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity
Contract) · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20,
1998.
(4.11)	Roth IRA Endorsement · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474),
as filed on April 20, 1998.
(4.12)	Fixed Account C Endorsement · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-90474),
as filed on December 23, 1998.
(4.13)	Waiver Endorsement · Incorporated by reference to Post-Effective Amendment
No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on
April 23, 1999.
(4.14)	Internal Revenue Code Section 457 Endorsement (13086 8-99) · Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on
Form N-4 (File No. 033-90474), as filed on April 25, 2001.
(4.15)	ReliaStar Endorsement (merger) · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on October 24, 2002.

(4.16)	Endorsement 149468-09 to Form No. 13000 2-95 · Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File
No. 333-100208), as filed on April 28, 2009.
(4.17)	Endorsement 149854-08 to Form No. 13000 2-95 · Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File
No. 333-100208), as filed on April 28, 2009.
(4.18)	Endorsement 03905 01-02 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13000 2-95 and 13004 2-95 ·
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-100208), as filed on April 12, 2012.
(5)	Contract Application Form (Transfer Series and Flex Series) · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on April 20, 1998.
(6.1)	Amended Articles of Incorporation of Depositor · Incorporated by reference to
Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-
18517), as filed on December 23, 1996.
(6.2)	Amended Bylaws of Depositor · Incorporated by reference to Form S-6
Registration Statement of Select-Life Variable Account (File No. 333-18517), as
filed on December 23, 1996.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated as of April 30, 2003 among Golden
American Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company, Southland Life Insurance Company, ING Life Insurance
and Annuity Company, ING Insurance Company of America, American Funds
Insurance Series and Capital Research and Management Company ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
(8.2)	Business Agreement dated April 30, 2003 by and among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING American Equities, Inc.,
Directed Services, Inc., American Funds Distributors, Inc. and Capital Research
and Management Company · Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-
105319), as filed on July 17, 2003.

(8.3)	Amendment No. 1 entered into as of January 1, 2008 to the Business Agreement dated April 30, 2003 by and among ING USA Annuity and Life Insurance
Company (formerly known as Golden American Life Insurance Company),
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company, Southland Life Insurance
Company, ING Life Insurance and Annuity Company, ING Insurance Company
of America, ING American Equities, Inc., Directed Services, Inc., American
Funds Distributors, Inc. and Capital Research and Management Company ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-6 (File No. 333-153338), as filed on November 14, 2008.
(8.4)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.5)	Amended and Restated Participation Agreement as of June 26, 2009 by and
among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products
Fund II, Variable Insurance Products Fund III, Variable Insurance Products
Fund IV and Variable Insurance Products Fund V · Incorporated by reference to
Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 18, 2009.
(8.6)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26,
2009 by and among ING Life Insurance and Annuity Company, Fidelity
Distributors Corporation, Variable Insurance Products Fund, Variable Insurance
Products Fund II, Variable Insurance Products Fund III, Variable Insurance
Products Fund IV and Variable Insurance Products Fund V · Incorporated by
reference to Post-Effective Amendment No. 56 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.7)	Letter Agreement dated May 16, 2007 and is effective July 2, 2007 between
ReliaStar Life Insurance Company, Fidelity Distributors Corporation, Variable
Insurance Products Fund, and Variable Insurance Products Fund II ·
Incorporated by reference to Post-Effective Amendment No. 14 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.
(8.8)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial Advisers,
LLC · Incorporated by reference to Post-Effective Amendment No. 33 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5,
2004.

(8.9)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on August 5, 2004.
(8.10)	First Amendment effective as of April 1, 2005 to Service Contract dated June
20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers,
Inc. and amended on April 1, 2006 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.11)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.12)	Amended and Restated Participation Agreement as of December 30, 2005 by
and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.
(8.13)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. and amended on November
17, 2011 · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6,
2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-
75962), as filed on April 3, 2012.

(8.14)	Amendment No. 3 dated August 12, 2013 to Amended and Restated
Participation Agreement as of December 30, 2005 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Directed Services, LLC and ING Financial
Advisers, LLC and amended on June 5, 2007 and November 17, 2011 ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(8.15)	Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation
Agreement dated December 30, 2005 by and among Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya
Retirement Insurance and Annuity Company (formerly ING Life Insurance and
Annuity Company), Voya Insurance and Annuity company (formerly ING USA
Annuity and Life Insurance Company), ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Directed Services, LLC and
Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), and amended on June 5, 2007, November 17, 2011 and August 12, 2013
(8.16)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.17)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar
Life Insurance Company of New York and amended on November 11, 2011 ·
Incorporated by reference to Post-Effective Amendment No. 59 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.
(8.18)	Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar
Life Insurance Company of New York and amended on May 17, 2006 and
November 11, 2011 · Incorporated by reference to Post-Effective Amendment
No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on
April 7, 2014.

(8.19)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.20)	Participation Agreement made and entered into as of April 30, 2003 among
ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors
Trust effective May 1, 2003) and Directed Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 6 to Registration Statement on Form
N-4 (File No. 333-100207), as filed on February 20, 2004.
(8.21)	Amendment dated October 9, 2006 to the Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust
and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.22)	Participation Agreement dated December 6, 2001 by and among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life
Insurance Company and Aetna Investment Services, LLC · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form
N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.23)	Amendment dated as of March 26, 2002 by and between Portfolio Partners, Inc.
(to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002), Aetna Investment Services, LLC (to be
renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar
Life Insurance Company to Participation Agreement dated as of December 6,
2001 and amended on October 1, 2002, May 1, 2003, November 1, 2004, April
29, 2005, August 31, 2005, December 7, 2005 and April 28, 2006 · Incorporated
by reference to Post-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on October 24, 2002, and by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
(File No. 333-32575), as filed on April 30, 2003, and by reference to Pre-
Effective Amendment No. 2 (File No. 333-120636), as filed on February 23,
2005, and by reference to Post-Effective Amendment No. 12 (File No.333-
100207), as filed on December 21, 2006.

(8.24)	Service Agreement and Contract with Investment Adviser effective as of
December 6, 2001 between ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company in connection with the sale of shares of ING
Partners, Inc. · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October
24, 2002.
(8.25)	Shareholder Servicing Agreement (Service Class Shares) dated as of December
6, 2001, by and between ReliaStar Life Insurance Company and Portfolio
Partners, Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6 (File No. 333-105319), as filed on
November 24, 2003.
(8.26)	Amendment dated as of March 26, 2002, to the Shareholder Servicing
Agreement (Service Class Shares) by and between ReliaStar Life Insurance
Company and Portfolio Partners, Inc. (to be renamed ING Partners, Inc.
effective May 1, 2002) and amended on May 1, 2003, November 1, 2004, April
29, 2005, December 7, 2005 and April 28, 2006 · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (File
No. 333-105319), as filed on November 24, 2003, and by reference to Post-
Effective Amendment No. 11 to Registration Statement on Form N-6 (File No.
333-69431), as filed on March 1, 2007,and by reference to Post-Effective
Amendment No. 6 (File No. 333-120636), as filed on December 21, 2006.
(8.27)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8,
1998.

(8.28)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. and amended on December 31, 1999, February 11, 2000, May
1, 2000, February 27, 2001 and June 19, 2001 · Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File
No. 333-56297), as filed on December 14, 1998, and by reference to Post-
Effective Amendment No. 19 (File No. 333-01107), as filed on February 16,
2000, and by reference to Post-Effective Amendment No. 20 (File No. 333-
01107), as filed on April 4. 2000, and by reference to Post-Effective Amendment
No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to
Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13,
2004.
(8.29)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-56297), as filed on June 8, 1998.
(8.30)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on November 4, 1998, February 11, 2000, May 1, 2000 and
June 26, 2001 · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998, and by reference to Post-Effective Amendment No. 20 (File
No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective
Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.

(8.31)	Amended and Restated Fund Participation Agreement made and entered into
July 9, 2013 and effective as of January 1, 2011 by and between ReliaStar Life
Insurance Company, ING Financial Advisers, LLC, ING Investments
Distributor, LLC and On Behalf of the Registrants · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4
(File No. 333-100207), as filed on April 11, 2014.
(8.32)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable
Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities,
Inc. · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 26,
2002.
(8.33)	Amendment executed August 30, 2002 to Participation Agreement dated May
1, 2001 by and among ReliaStar Life Insurance Company, ING Variable
Products Trust (formerly known as Pilgrim Variable Products Trust) and ING
Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 22, 2003.
(8.34)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products
Trust) and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File
No. 333-100207), as filed on April 22, 2003.
(8.35)	Participation Agreement made and entered into as of May 1, 2002 among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No.
2 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 31, 2002.
(8.36)	Amendment executed as of October 15, 2002 and effective as of October 1, 2002 to Participation Agreement made and entered into as of May 1, 2002 by and among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and
ING Funds Distributor, Inc. · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on October 31, 2002.
(8.37)	Participation Agreement made and entered into as of May 1, 2002 among
ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds
Distributor, Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6 (File No. 333-47094), as filed on
September 17, 2002.

(8.38)	Amendment effective as of July 15, 2003 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance
Company, ING VP Bond Portfolio and ING Funds Distributor, LLC. (f/k/a ING
Funds Distributor, Inc.) · Incorporated by reference to Post-Effective
Amendment No. 18 to Registration Statement on Form N-6 (File No. 033-
57244), as filed on February 9, 2004.
(8.39)	Participation Agreement made and entered into as of December 1, 2002 among
ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company and
ING Funds Distributions, Inc. · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on October 31, 2002.
(8.40)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment
No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
June 15, 2007.
(8.41)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.42)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund
Participation Agreement effective as of July 20, 2001 among ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company),
Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC · Incorporated
by reference to Post-Effective Amendment No. 56 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.43)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No.
333-01107), as filed on October 26, 2001, and by reference to Post-Effective
Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.
(8.44)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to
Service Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
and Lord Abbett Series Fund, Inc. · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 18, 2009.

(8.45)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.46)	Fund Participation Agreement made and entered into as of August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers
Management Trust, Advisers Managers Trust and Neuberger Berman
Management Inc. · Incorporated by reference to Post-Effective Amendment No.
4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on
August 4, 1997 and effective August 8, 1997.
(8.47)	Amendment No. 1 dated as of December 1, 1998 to Fund Participation
Agreement dated August 8, 1997 by and among Northern Life Insurance
Company, Neuberger Berman Advisers Management Trust, Advisers Managers
Trust and Neuberger Berman Management Inc. and amended on May 1, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 7 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 23, 1999, and by reference to Post-Effective Amendment No. 11 (File No. 033-90474), as filed on
April 25, 2001.
(8.48)	Service Agreement effective August 8, 1997 by and between Neuberger Berman
Management Inc. and Northern Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 4 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8,
1997.
(8.49)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment
No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.

(8.50)	Novation of and Amendment to Participation Agreement dated as of January 26,
2011 and effective as of February 14, 2011 by and among Allianz Global
Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable
Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar
Life Insurance Company of New York · Incorporated by reference to Post-
Effective Amendment No. 15 to Registration Statement on Form N-4 (File No.
333-105479), as filed on April 25, 2012.
(8.51)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust and PA Distributors LLC · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.52)	First Amendment dated August 15, 2007 to Participation Agreement by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, PIMCO Variable Insurance Trust and Allianz Global Investors
Distributors LLC dated as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
333-01107), as filed on May 23, 2008.
(8.53)	Services Agreement dated as of May 1, 2004 between PIMCO Variable
Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005.
(8.54)	First Amendment dated August 15, 2007 to Services Agreement between
PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.55)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 11, 2005.
(8.56)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and Allianz Global
Investors Distributors LLC effective as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.57)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the
16th day of October, 2007 between Allianz Global Investors Distributors LLC,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.58)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.59)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance
and Annuity Company f/k/a Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated
July 1, 2001 and amended on August 15, 2007 · Incorporated by reference to
Post-Effective Amendment No. 40 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 13, 2005, and by reference to Post-Effective
Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.
(8.60)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16,
2007 between Pioneer Investment Management Shareholder Services, Inc., ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.61)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance
and Annuity Company, and ReliaStar Life Insurance Company · Incorporated
by reference to Post-Effective Amendment No. 38 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.62)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger
Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment
No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
August 18, 2008.

(8.63)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, ING Insurance Company of America, and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 11, 2005.
(8.64)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 among Columbia Management Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Life Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-134760), as filed on July 27, 2007.

(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*
Name	Principal Business Address	Positions and Offices with Depositor
Michael S. Smith	1475 Dunwoody Drive	Director and President
West Chester, PA 19380
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin, Jr.	230 Park Avenue	Director
New York, NY 10169
Chetlur S. Ragavan	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Risk Officer
Ewout L. Steenbergen	230 Park Avenue	Director and Executive Vice President,
	New York, NY 10169	Finance
Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Ralph R. Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Michael J. Gioffre	One Orange Way	Senior Vice President, Compliance
Windsor, CT 06095-4774
Megan A. Huddleston	One Orange Way	Senior Vice President and Assistant
	Windsor, CT 06095-4774	Secretary
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Gary E. Jenkins	230 Park Avenue	Senior Vice President and Deputy
	New York, NY 10169	General Counsel
Carolyn M. Johnson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Heather H. Lavallee	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Diane M. McCarthy	1475 Dunwoody Drive	Senior Vice President and Chief
	West Chester, PA 19380	Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Name	Principal Business Address	Positions and Offices with Depositor

Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

David P. Wilken	20 Washington Avenue South	Senior Vice President
Minneapolis, Minnesota 55401

Jennifer M. Ogren	20 Washington Avenue South	Secretary
Minneapolis, Minnesota 55401

Chad M. Eslinger	20 Washington Avenue South	Vice President and Chief Compliance
	Minneapolis, Minnesota 55401	Officer

Judith K. Ginter	20 Washington Avenue South	Vice President, Compliance
Minneapolis, Minnesota 55401

Regina A. Gordon	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Separate Account B of Voya Insurance and Annuity Company (File No. 333-196391), as filed with the Securities and Exchange Commission on April 7, 2015.

Item 27. Number of Contract Owners

As of February 28, 2015, there were 37,376 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)

In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

James L. Nichols, IV	One Orange Way	Director and President
Windsor, CT 06095-4774

Thomas W. Halloran	30 Braintree Hill Office Park	Director
Floors 2-4
Braintree, MA 02184

Richard H. Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774

Regina A. Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774

Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian M. Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Molly A. Garrett	One Orange Way	Vice President
Windsor, CT 06095-4774

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

Carol B. Keen	One Orange Way	Vice President
Windsor, CT 06095-4774

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

C. Nikol Gianopoulos	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Angelia M. Lattery	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Name	Principal Business Address	Positions and Offices with Underwriter

Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

James D. Ensley	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

Voya Financial				$6,052,710.51
Partners, LLC

*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)	The Company hereby represents that with respect to plans established pursuant to
Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated
August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section
403(b) of the Internal Revenue Code of 1986, as amended. See American Council of
Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

(e)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)	The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant, Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100209) and has duly caused this Post
Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 21st day of April, 2015.

SEPARATE ACCOUNT N OF RELIASTAR LIFE
INSURANCE COMPANY
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	Michael S. Smith*
Michael S. Smith
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 24 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Michael S. Smith*	Director and President	)
Michael S. Smith	(principal executive officer))
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson	(principal accounting officer))
)
Diane M. McCarthy*	Senior Vice President and Chief Financial Officer	)
Diane M. McCarthy	(principal financial officer))
)
Alain M. Karaoglan*	Director	)	April
Alain M. Karaoglan		)	21, 2015
)
Rodney O. Martin*	Director	)
Rodney O. Martin		)
)
Chetlur S. Ragavan*	Director	)
Chetlur S. Ragavan		)

	Ewout L. Steenbergen*	Director	)
	Ewout L. Steenbergen		)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

		SEPARATE ACCOUNT N
		EXHIBIT INDEX

Exhibit No.		Exhibit

24(b)	(8.15)	Amendment No. 4 dated August 1, 2014 to Amended and Restated
		Participation Agreement dated December 30, 2005 by and among
		Franklin Templeton Variable Insurance Products Trust,
		Franklin/Templeton Distributors, Inc., Voya Retirement Insurance
		and Annuity Company (formerly ING Life Insurance and Annuity
		Company), Voya Insurance and Annuity company (formerly ING
		USA Annuity and Life Insurance Company), ReliaStar Life
		Insurance Company, ReliaStar Life Insurance Company of New
		York, Directed Services, LLC and Voya Financial Partners, LLC
		(formerly ING Financial Advisers, LLC), and amended on June 5,
2007, November 17, 2011 and August 12, 2013			__________

24	(b)(9)	Consent and Opinion of Counsel	__________

24(b)	(10)	Consent of Independent Registered Public Accounting Firm	__________

24(b)	(13)	Powers of Attorney	__________